Variable Annuity Account A

Financial Statements
Year Ended December 31, 2023
(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Variable Annuity Account A and the Board of Directors of Protective Life and Annuity Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Variable Annuity Account A (the Separate Account) as of December 31, 2023, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2023, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life and Annuity Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 16, 2024

Appendix A

The subaccounts that comprise Variable Annuity Account A were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
AB VPS Discovery Value Portfolio, Class B	Not applicable	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
AB VPS Large Cap Growth Portfolio, Class B	As of December 31, 2023	For the year then ended December 31, 2023	For the period from January 12, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
AB VPS Small Cap Growth Portfolio, Class B	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Asset Allocation Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Capital Income Builder, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Capital World Growth and Income Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Global Growth Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Global Small Capitalization Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Growth Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Growth-Income Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

American Funds IS International Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS New World Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS The Bond Fund of America, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS U.S. Government Securities Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For the period from May 19, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
American Funds IS Washington Mutual Investors Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	As of December 31, 2023	For the year then ended December 31, 2023	For the period from January 12, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
BlackRock Global Allocation V.I. Fund, Class III	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ClearBridge Variable Large Cap Growth Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For the period from December 9, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
ClearBridge Variable Mid Cap Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ClearBridge Variable Small Cap Growth Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Balanced Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For the period from January 12, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023

Columbia VP Intermediate Bond Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Limited Duration Credit Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For the period from May 31, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Columbia VP Strategic Income Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For the period from July 13, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Dimensional VA Global Bond Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA International Small Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA International Value Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA Short-Term Fixed Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA US Large Value Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA US Targeted Value Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For the period from December 9, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Fidelity VIP Asset Manager Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Fidelity VIP Balanced Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For the period from January 12, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Fidelity VIP Contrafund Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Equity-Income Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For the period from May 9, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Fidelity VIP FundsManager 85% Portfolio, Service Class 2	Not applicable	For the year then ended December 31, 2023	For the period from December 9, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Fidelity VIP Health Care Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For the period from April 29, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Fidelity VIP Index 500 Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Mid Cap Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin DynaTech VIP Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Franklin Income VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Multi-Asset Dynamic Multi-Strategy VIT, Class 2	Not applicable	Not applicable	For the period from January 1, 2022 to August 31, 2022 (cessation of operation)
Franklin Mutual Shares VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Rising Dividends VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Small Cap Value VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Small-Mid Cap Growth VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin U.S. Government Securities VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Core Fixed Income Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT International Equity Insights Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Large Cap Value Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Goldman Sachs VIT Mid Cap Value Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For the period from April 26, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Strategic Growth Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Trend Driven Allocation, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. American Franchise Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. American Value Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Invesco V.I. Capital Appreciation Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Capital Appreciation Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Comstock Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Comstock Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Conservative Balanced Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For the period from July 13, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Equity and Income Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. EQV International Equity Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Global Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Global Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Global Real Estate Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Invesco V.I. Global Strategic Income Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Global Strategic Income Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Government Securities Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Growth and Income Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Growth and Income Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Main Street Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Main Street Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Small Cap Equity Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. U.S. Government Money Portfolio, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Lord Abbett Series Fund Bond Debenture Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Lord Abbett Series Fund Fundamental Equity Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Lord Abbett Series Fund Growth and Income Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Lord Abbett Series Fund Growth Opportunities Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Lord Abbett Series Fund Inc. Dividend Growth Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Lord Abbett Series Fund Mid Cap Stock Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Lord Abbett Series Fund Short Duration Income Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Emerging Markets Equity Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Growth Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Growth Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS International Intrinsic Value Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Investors Trust Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Investors Trust Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS New Discovery Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS New Discovery Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Research Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

MFS Research Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Total Return Bond Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Total Return Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Total Return Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Utilities Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Utilities Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Value Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Morgan Stanley VIF Global Real Estate Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO All Asset Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Global Diversified Allocation Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Low Duration Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Real Return Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

PIMCO Short-Term Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Total Return Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Protective Life Dynamic Allocation Series Conservative Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Protective Life Dynamic Allocation Series Growth Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Protective Life Dynamic Allocation Series Moderate Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Royce Capital Fund Micro Cap Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Royce Capital Fund Small Cap Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
T. Rowe Price Blue Chip Growth Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
T. Rowe Price Health Sciences Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For the period from January 31, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Templeton Developing Markets VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Templeton Foreign VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Templeton Global Bond VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Templeton Growth VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Capital Growth Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For the period from April 29, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Vanguard VIF Conservative Allocation Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Equity Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Global Bond Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Growth Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF International Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Mid-Cap Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Moderate Allocation Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For the period from June 30, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Vanguard VIF Money Market Portfolio	Not applicable	For the period from February 28, 2023 (commencement of operations) to December 31, 2023	For the period from February 28, 2023 (commencement of operations) to December 31, 2023
Vanguard VIF Real Estate Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Vanguard VIF Short-Term Investment-Grade Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Total Bond Market Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Total International Stock Market Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For the period from April 29, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Vanguard VIF Total Stock Market Index Portfolio	As of December 31, 2023	For the period from September 7, 2023 (commencement of operations) to December 31, 2023	For the period from September 7, 2023 (commencement of operations) to December 31, 2023
Western Asset Core Plus VIT Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 4

ASSETS:
Investments at fair value (1)	$179,154	$87,327	$843,889	$139,403	$51,675	$244,050	$12,052
Receivable from the Contracts	6	1	89	5	2	25	-
Total assets	179,160	87,328	843,978	139,408	51,677	244,075	12,052

LIABILITIES:
Payable to the fund manager	6	1	89	5	2	25	-
Payable to the Company	6	1	13	3	1	6	-
Total liabilities	12	2	102	8	3	31	-

NET ASSETS	$179,148	$87,326	$843,876	$139,400	$51,674	$244,044	$12,052

ANALYSIS OF NET ASSETS
Accumulation period	$179,148	$87,326	$843,876	$139,400	$51,674	$244,044	$12,052
Annuity period	-	-	-	-	-	-	-
Total net assets	$179,148	$87,326	$843,876	$139,400	$51,674	$244,044	$12,052

Fair value per share (NAV)	$66.96	$7.97	$23.34	$11.60	$13.46	$33.08	$17.46
Shares outstanding in the Separate Account	2,676	10,957	36,156	12,017	3,839	7,378	690

(1) Investments in mutual fund shares, at cost	$173,138	$74,506	$828,434	$141,310	$52,832	$190,723	$14,475

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4

ASSETS:
Investments at fair value (1)	$201,377	$40,935	$22,202	$239,408	$112,213	$111,143	$335,121
Receivable from the Contracts	7	24	1	3	49	21	38
Total assets	201,384	40,959	22,203	239,411	112,262	111,164	335,159

LIABILITIES:
Payable to the fund manager	7	24	1	3	49	21	38
Payable to the Company	7	1	-	1	1	1	8
Total liabilities	14	25	1	4	50	22	46

NET ASSETS	$201,370	$40,934	$22,202	$239,407	$112,212	$111,142	$335,113

ANALYSIS OF NET ASSETS
Accumulation period	$201,370	$40,934	$22,202	$239,407	$112,212	$111,142	$335,113
Annuity period	-	-	-	-	-	-	-
Total net assets	$201,370	$40,934	$22,202	$239,407	$112,212	$111,142	$335,113

Fair value per share (NAV)	$95.70	$57.34	$17.13	$24.95	$9.35	$9.77	$14.06
Shares outstanding in the Separate Account	2,104	714	1,296	9,596	12,001	11,376	23,835

(1) Investments in mutual fund shares, at cost	$158,662	$35,881	$28,526	$212,246	$132,029	$120,617	$324,472

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2

ASSETS:
Investments at fair value (1)	$271,652	$39,253	$3,848	$789,357	$252,439	$403,099	$225,714
Receivable from the Contracts	35	7	-	46	9	91	8
Total assets	271,687	39,260	3,848	789,403	252,448	403,190	225,722

LIABILITIES:
Payable to the fund manager	35	7	-	46	9	91	8
Payable to the Company	5	1	-	11	6	9	3
Total liabilities	40	8	-	57	15	100	11

NET ASSETS	$271,647	$39,252	$3,848	$789,346	$252,433	$403,090	$225,711

ANALYSIS OF NET ASSETS
Accumulation period	$271,647	$39,252	$3,848	$789,346	$252,433	$403,090	$225,711
Annuity period	-	-	-	-	-	-	-
Total net assets	$271,647	$39,252	$3,848	$789,346	$252,433	$403,090	$225,711

Fair value per share (NAV)	$13.15	$13.03	$38.07	$22.57	$25.29	$41.67	$8.55
Shares outstanding in the Separate Account	20,658	3,013	101	34,974	9,982	9,674	26,399

(1) Investments in mutual fund shares, at cost	$256,649	$42,553	$2,795	$680,064	$228,363	$361,171	$248,761

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Dimensional VA Global Bond Portfolio	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA US Large Value Portfolio

ASSETS:
Investments at fair value (1)	$14,680	$8,077	$35,100	$89,429	$205,702	$82,818	$332,270
Receivable from the Contracts	1	-	4	1	18	5	26
Total assets	14,681	8,077	35,104	89,430	205,720	82,823	332,296

LIABILITIES:
Payable to the fund manager	1	-	4	1	18	5	26
Payable to the Company	-	-	-	1	1	-	2
Total liabilities	1	-	4	2	19	5	28

NET ASSETS	$14,680	$8,077	$35,100	$89,428	$205,701	$82,818	$332,268

ANALYSIS OF NET ASSETS
Accumulation period	$14,680	$8,077	$35,100	$89,428	$205,701	$82,818	$332,268
Annuity period	-	-	-	-	-	-	-
Total net assets	$14,680	$8,077	$35,100	$89,428	$205,701	$82,818	$332,268

Fair value per share (NAV)	$9.43	$3.65	$9.71	$11.88	$13.61	$10.03	$32.54
Shares outstanding in the Separate Account	1,557	2,213	3,615	7,528	15,114	8,257	10,211

(1) Investments in mutual fund shares, at cost	$14,179	$8,260	$37,084	$86,851	$203,553	$83,913	$332,746

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Dimensional VA US Targeted Value Portfolio	Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2		Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2

ASSETS:
Investments at fair value (1)	$569,543	$3,011	$706,427	$5,067,707	$5		$4,082	$66,810
Receivable from the Contracts	5	-	101	21,458	-		-	5
Total assets	569,548	3,011	706,528	5,089,165	5		4,082	66,815

LIABILITIES:
Payable to the fund manager	5	-	101	21,458	-		-	5
Payable to the Company	3	-	15	125	2		-	2
Total liabilities	8	-	116	21,583	2		-	7

NET ASSETS	$569,540	$3,011	$706,412	$5,067,582	$3		$4,082	$66,808

ANALYSIS OF NET ASSETS
Accumulation period	$569,540	$3,011	$706,412	$5,067,582	$3		$4,082	$66,808
Annuity period	-	-	-	-	-		-	-
Total net assets	$569,540	$3,011	$706,412	$5,067,582	$3		$4,082	$66,808

Fair value per share (NAV)	$22.60	$15.14	$21.54	$46.83	$23.91		$10.43	$33.96
Shares outstanding in the Separate Account	25,201	199	32,796	108,215	0	*	391	1,967

(1) Investments in mutual fund shares, at cost	$519,724	$3,558	$658,418	$3,429,922	$4		$4,006	$64,286

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Franklin DynaTech VIP Fund	Franklin Income VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2

ASSETS:
Investments at fair value (1)	$7,078,259	$4,199,622	$2,947,766	$650,867	$2,931,006	$2,842,770	$3,830,817
Receivable from the Contracts	695	10,371	261	28	268	243	28,974
Total assets	7,078,954	4,209,993	2,948,027	650,895	2,931,274	2,843,013	3,859,791

LIABILITIES:
Payable to the fund manager	695	10,371	261	28	268	243	28,974
Payable to the Company	160	48	59	31	17	57	66
Total liabilities	855	10,419	320	59	285	300	29,040

NET ASSETS	$7,078,099	$4,199,574	$2,947,707	$650,836	$2,930,989	$2,842,713	$3,830,751

ANALYSIS OF NET ASSETS
Accumulation period	$7,078,099	$4,199,574	$2,947,707	$650,836	$2,930,989	$2,842,713	$3,830,751
Annuity period	-	-	-	-	-	-	-
Total net assets	$7,078,099	$4,199,574	$2,947,707	$650,836	$2,930,989	$2,842,713	$3,830,751

Fair value per share (NAV)	$455.28	$10.82	$34.69	$4.27	$14.20	$15.33	$26.93
Shares outstanding in the Separate Account	15,547	388,135	84,975	152,428	206,409	185,438	142,251

(1) Investments in mutual fund shares, at cost	$4,236,926	$4,949,956	$2,711,192	$630,259	$2,877,943	$2,781,850	$3,325,271

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Shares	Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	Goldman Sachs VIT International Equity Insights Fund, Service Shares	Goldman Sachs VIT Large Cap Value Fund, Service Shares

ASSETS:
Investments at fair value (1)	$556,937	$955,267	$2,631,770	$360,158	$2,709	$415,739	$646,210
Receivable from the Contracts	22	102	288	12	-	22	25
Total assets	556,959	955,369	2,632,058	360,170	2,709	415,761	646,235

LIABILITIES:
Payable to the fund manager	22	102	288	12	-	22	25
Payable to the Company	8	38	28	4	-	10	20
Total liabilities	30	140	316	16	-	32	45

NET ASSETS	$556,929	$955,229	$2,631,742	$360,154	$2,709	$415,729	$646,190

ANALYSIS OF NET ASSETS
Accumulation period	$556,929	$955,229	$2,631,742	$360,154	$2,709	$415,729	$646,190
Annuity period	-	-	-	-	-	-	-
Total net assets	$556,929	$955,229	$2,631,742	$360,154	$2,709	$415,729	$646,190

Fair value per share (NAV)	$13.27	$13.32	$10.36	$9.67	$8.85	$8.90	$8.44
Shares outstanding in the Separate Account	41,970	71,717	254,032	37,245	306	46,712	76,565

(1) Investments in mutual fund shares, at cost	$607,516	$1,040,282	$3,288,512	$398,608	$3,876	$391,422	$739,817

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Goldman Sachs VIT Trend Driven Allocation, Service Shares

ASSETS:
Investments at fair value (1)	$301,631	$1,623,454	$18,743	$19,159	$66,797	$3,079,431	$273,195
Receivable from the Contracts	12	172	1	-	3	203	10
Total assets	301,643	1,623,626	18,744	19,159	66,800	3,079,634	273,205

LIABILITIES:
Payable to the fund manager	12	172	1	-	3	203	10
Payable to the Company	10	35	1	-	2	97	5
Total liabilities	22	207	2	-	5	300	15

NET ASSETS	$301,621	$1,623,419	$18,742	$19,159	$66,795	$3,079,334	$273,190

ANALYSIS OF NET ASSETS
Accumulation period	$301,621	$1,623,419	$18,742	$19,159	$66,795	$3,079,334	$273,190
Annuity period	-	-	-	-	-	-	-
Total net assets	$301,621	$1,623,419	$18,742	$19,159	$66,795	$3,079,334	$273,190

Fair value per share (NAV)	$10.21	$16.21	$12.28	$12.12	$12.54	$12.40	$11.35
Shares outstanding in the Separate Account	29,543	100,151	1,526	1,581	5,327	248,341	24,070

(1) Investments in mutual fund shares, at cost	$335,172	$1,502,989	$17,279	$17,377	$58,580	$2,709,033	$274,548

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	Invesco V.I. Capital Appreciation Fund, Series I	Invesco V.I. Capital Appreciation Fund, Series II

ASSETS:
Investments at fair value (1)	$81,577	$17,180	$62,919	$283,960	$5,647,732	$109,460	$421,885
Receivable from the Contracts	3	1	2	11	609	4	21
Total assets	81,580	17,181	62,921	283,971	5,648,341	109,464	421,906

LIABILITIES:
Payable to the fund manager	3	1	2	11	609	4	21
Payable to the Company	3	1	2	6	25	4	14
Total liabilities	6	2	4	17	634	8	35

NET ASSETS	$81,574	$17,179	$62,917	$283,954	$5,647,707	$109,456	$421,871

ANALYSIS OF NET ASSETS
Accumulation period	$81,574	$17,179	$62,917	$283,954	$5,647,707	$109,456	$421,871
Annuity period	-	-	-	-	-	-	-
Total net assets	$81,574	$17,179	$62,917	$283,954	$5,647,707	$109,456	$421,871

Fair value per share (NAV)	$19.53	$19.71	$58.96	$13.73	$8.48	$47.07	$44.64
Shares outstanding in the Separate Account	4,177	872	1,067	20,682	666,006	2,325	9,451

(1) Investments in mutual fund shares, at cost	$65,159	$8,343	$55,939	$290,287	$8,146,200	$87,688	$355,436

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II

ASSETS:
Investments at fair value (1)	$84,330	$968,263	$16,251	$46,223	$266,840	$1,710,270	$228,508
Receivable from the Contracts	3	41	1	2	11	104	8
Total assets	84,333	968,304	16,252	46,225	266,851	1,710,374	228,516

LIABILITIES:
Payable to the fund manager	3	41	1	2	11	104	8
Payable to the Company	2	12	-	2	6	25	37
Total liabilities	5	53	1	4	17	129	45

NET ASSETS	$84,328	$968,251	$16,251	$46,221	$266,834	$1,710,245	$228,471

ANALYSIS OF NET ASSETS
Accumulation period	$84,328	$968,251	$16,251	$46,221	$266,834	$1,710,245	$228,471
Annuity period	-	-	-	-	-	-	-
Total net assets	$84,328	$968,251	$16,251	$46,221	$266,834	$1,710,245	$228,471

Fair value per share (NAV)	$19.67	$19.58	$15.09	$62.81	$54.01	$16.36	$33.47
Shares outstanding in the Separate Account	4,287	49,452	1,077	736	4,941	104,540	6,827

(1) Investments in mutual fund shares, at cost	$53,215	$889,207	$16,274	$39,993	$285,608	$1,619,823	$226,725

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Global Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series I

ASSETS:
Investments at fair value (1)	$64,796	$2,086,615	$269,031	$8,040	$3,496,149	$581,741	$25,613
Receivable from the Contracts	3	163	9,798	-	287	68	1
Total assets	64,799	2,086,778	278,829	8,040	3,496,436	581,809	25,614

LIABILITIES:
Payable to the fund manager	3	163	9,798	-	287	68	1
Payable to the Company	2	66	1	-	67	9	1
Total liabilities	5	229	9,799	-	354	77	2

NET ASSETS	$64,794	$2,086,549	$269,030	$8,040	$3,496,082	$581,732	$25,612

ANALYSIS OF NET ASSETS
Accumulation period	$64,794	$2,086,549	$269,030	$8,040	$3,496,082	$581,732	$25,612
Annuity period	-	-	-	-	-	-	-
Total net assets	$64,794	$2,086,549	$269,030	$8,040	$3,496,082	$581,732	$25,612

Fair value per share (NAV)	$36.56	$35.50	$13.65	$4.29	$4.42	$10.23	$18.86
Shares outstanding in the Separate Account	1,772	58,778	19,709	1,874	790,984	56,866	1,358

(1) Investments in mutual fund shares, at cost	$49,449	$1,852,683	$261,241	$9,474	$4,428,725	$645,832	$23,544

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series I	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Fundamental Equity Portfolio

ASSETS:
Investments at fair value (1)	$3,961,313	$36,261	$862,746	$85,039	$7,786,342	$4,596,127	$1,839,700
Receivable from the Contracts	335	1	42	3	9,982	364	144
Total assets	3,961,648	36,262	862,788	85,042	7,796,324	4,596,491	1,839,844

LIABILITIES:
Payable to the fund manager	335	1	42	3	9,982	364	144
Payable to the Company	64	1	23	-	-	63	32
Total liabilities	399	2	65	3	9,982	427	176

NET ASSETS	$3,961,249	$36,260	$862,723	$85,039	$7,786,342	$4,596,064	$1,839,668

ANALYSIS OF NET ASSETS
Accumulation period	$3,961,249	$36,260	$862,723	$85,039	$7,786,342	$4,596,064	$1,839,668
Annuity period	-	-	-	-	-	-	-
Total net assets	$3,961,249	$36,260	$862,723	$85,039	$7,786,342	$4,596,064	$1,839,668

Fair value per share (NAV)	$18.87	$18.22	$17.77	$15.49	$1.00	$10.32	$16.79
Shares outstanding in the Separate Account	209,927	1,990	48,551	5,490	7,786,342	445,361	109,571

(1) Investments in mutual fund shares, at cost	$3,771,701	$37,943	$957,540	$86,129	$7,786,342	$5,432,165	$1,826,829

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Lord Abbett Series Fund Growth and Income Portfolio	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio	Lord Abbett Series Fund Mid Cap Stock Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	MFS Emerging Markets Equity Portfolio, Service Class	MFS Growth Series, Initial Class

ASSETS:
Investments at fair value (1)	$264,782	$567,841	$550,943	$177,786	$21,910	$4,314	$89,357
Receivable from the Contracts	21	43	21	7	1	-	3
Total assets	264,803	567,884	550,964	177,793	21,911	4,314	89,360

LIABILITIES:
Payable to the fund manager	21	43	21	7	1	-	3
Payable to the Company	8	10	12	5	-	-	3
Total liabilities	29	53	33	12	1	-	6

NET ASSETS	$264,774	$567,831	$550,931	$177,781	$21,910	$4,314	$89,354

ANALYSIS OF NET ASSETS
Accumulation period	$264,774	$567,831	$550,931	$177,781	$21,910	$4,314	$89,354
Annuity period	-	-	-	-	-	-	-
Total net assets	$264,774	$567,831	$550,931	$177,781	$21,910	$4,314	$89,354

Fair value per share (NAV)	$36.06	$8.92	$16.21	$25.79	$13.03	$12.24	$60.29
Shares outstanding in the Separate Account	7,343	63,659	33,988	6,894	1,681	352	1,482

(1) Investments in mutual fund shares, at cost	$178,612	$661,221	$527,814	$138,527	$23,416	$4,949	$42,941

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Growth Series, Service Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Investors Trust Series, Initial Class	MFS Investors Trust Series, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS New Discovery Series, Initial Class	MFS New Discovery Series, Service Class

ASSETS:
Investments at fair value (1)	$759,708	$15,001	$69,361	$338,530	$95,681	$9,791	$513,399
Receivable from the Contracts	28	1	3	13	4	-	22
Total assets	759,736	15,002	69,364	338,543	95,685	9,791	513,421

LIABILITIES:
Payable to the fund manager	28	1	3	13	4	-	22
Payable to the Company	21	-	2	11	4	-	18
Total liabilities	49	1	5	24	8	-	40

NET ASSETS	$759,687	$15,001	$69,359	$338,519	$95,677	$9,791	$513,381

ANALYSIS OF NET ASSETS
Accumulation period	$759,687	$15,001	$69,359	$338,519	$95,677	$9,791	$513,381
Annuity period	-	-	-	-	-	-	-
Total net assets	$759,687	$15,001	$69,359	$338,519	$95,677	$9,791	$513,381

Fair value per share (NAV)	$55.68	$28.83	$35.99	$35.28	$22.10	$12.94	$10.10
Shares outstanding in the Separate Account	13,644	520	1,927	9,596	4,330	757	50,832

(1) Investments in mutual fund shares, at cost	$506,038	$8,771	$40,902	$189,028	$77,614	$10,666	$753,616

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Research Series, Initial Class	MFS Research Series, Service Class	MFS Total Return Bond Series, Service Class	MFS Total Return Series, Initial Class	MFS Total Return Series, Service Class	MFS Utilities Series, Initial Class	MFS Utilities Series, Service Class

ASSETS:
Investments at fair value (1)	$36,508	$47,908	$982,321	$57,729	$188,805	$5,182	$194,032
Receivable from the Contracts	1	2	76	2	8	-	55
Total assets	36,509	47,910	982,397	57,731	188,813	5,182	194,087

LIABILITIES:
Payable to the fund manager	1	2	76	2	8	-	55
Payable to the Company	1	1	13	1	4	-	7
Total liabilities	2	3	89	3	12	-	62

NET ASSETS	$36,507	$47,907	$982,308	$57,728	$188,801	$5,182	$194,025

ANALYSIS OF NET ASSETS
Accumulation period	$36,507	$47,907	$982,308	$57,728	$188,801	$5,182	$194,025
Annuity period	-	-	-	-	-	-	-
Total net assets	$36,507	$47,907	$982,308	$57,728	$188,801	$5,182	$194,025

Fair value per share (NAV)	$31.97	$31.32	$11.47	$23.26	$22.68	$32.25	$31.54
Shares outstanding in the Separate Account	1,142	1,530	85,643	2,482	8,325	161	6,152

(1) Investments in mutual fund shares, at cost	$25,634	$41,903	$1,113,008	$47,231	$150,488	$3,745	$151,864

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Value Series, Service Class	Morgan Stanley VIF Global Real Estate Portfolio, Class II	PIMCO All Asset Portfolio	PIMCO Global Diversified Allocation Portfolio	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class

ASSETS:
Investments at fair value (1)	$382,078	$249,998	$177,888	$970,246	$899,730	$1,270,803	$3,293,445
Receivable from the Contracts	24	10	7	42	61	10,024	9,971
Total assets	382,102	250,008	177,895	970,288	899,791	1,280,827	3,303,416

LIABILITIES:
Payable to the fund manager	24	10	7	42	61	10,024	9,971
Payable to the Company	11	11	-	19	17	6	16
Total liabilities	35	21	7	61	78	10,030	9,987

NET ASSETS	$382,067	$249,987	$177,888	$970,227	$899,713	$1,270,797	$3,293,429

ANALYSIS OF NET ASSETS
Accumulation period	$382,067	$249,987	$177,888	$970,227	$899,713	$1,270,797	$3,293,429
Annuity period	-	-	-	-	-	-	-
Total net assets	$382,067	$249,987	$177,888	$970,227	$899,713	$1,270,797	$3,293,429

Fair value per share (NAV)	$20.71	$7.54	$9.20	$6.15	$7.95	$9.60	$11.57
Shares outstanding in the Separate Account	18,449	33,156	19,336	157,764	113,174	132,375	284,654

(1) Investments in mutual fund shares, at cost	$241,898	$277,144	$175,570	$1,041,168	$1,440,473	$1,388,618	$3,992,627

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio	Royce Capital Fund Micro Cap Portfolio, Service Class	Royce Capital Fund Small Cap Portfolio, Service Class

ASSETS:
Investments at fair value (1)	$1,269,480	$8,682,066	$2,096,582	$224,341	$654,928	$758,097	$1,742,459
Receivable from the Contracts	144	837	195	8	24	52	114
Total assets	1,269,624	8,682,903	2,096,777	224,349	654,952	758,149	1,742,573

LIABILITIES:
Payable to the fund manager	144	837	195	8	24	52	114
Payable to the Company	4	120	29	4	9	21	45
Total liabilities	148	957	224	12	33	73	159

NET ASSETS	$1,269,476	$8,681,946	$2,096,553	$224,337	$654,919	$758,076	$1,742,414

ANALYSIS OF NET ASSETS
Accumulation period	$1,269,476	$8,681,946	$2,096,553	$224,337	$654,919	$758,076	$1,742,414
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,269,476	$8,681,946	$2,096,553	$224,337	$654,919	$758,076	$1,742,414

Fair value per share (NAV)	$10.23	$9.18	$11.08	$13.15	$12.60	$8.88	$9.37
Shares outstanding in the Separate Account	124,094	945,759	189,222	17,060	51,978	85,371	185,962

(1) Investments in mutual fund shares, at cost	$1,267,491	$10,730,181	$2,118,347	$185,040	$584,869	$777,541	$1,723,799

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2	Vanguard VIF Capital Growth Portfolio

ASSETS:
Investments at fair value (1)	$234,189	$263,349	$381,222	$1,931,488	$4,380,091	$198,670	$29,316
Receivable from the Contracts	37	35	14	286	376	8	-
Total assets	234,226	263,384	381,236	1,931,774	4,380,467	198,678	29,316

LIABILITIES:
Payable to the fund manager	37	35	14	286	376	8	-
Payable to the Company	5	5	1	41	56	3	-
Total liabilities	42	40	15	327	432	11	-

NET ASSETS	$234,184	$263,344	$381,221	$1,931,447	$4,380,035	$198,667	$29,316

ANALYSIS OF NET ASSETS
Accumulation period	$234,184	$263,344	$381,221	$1,931,447	$4,380,035	$198,667	$29,316
Annuity period	-	-	-	-	-	-	-
Total net assets	$234,184	$263,344	$381,221	$1,931,447	$4,380,035	$198,667	$29,316

Fair value per share (NAV)	$43.54	$51.85	$8.23	$14.24	$12.84	$11.99	$46.38
Shares outstanding in the Separate Account	5,379	5,079	46,321	135,638	341,129	16,570	632

(1) Investments in mutual fund shares, at cost	$203,793	$263,449	$410,497	$1,868,683	$6,364,916	$190,621	$25,435

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Equity Index Portfolio	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Moderate Allocation Portfolio

ASSETS:
Investments at fair value (1)	$39,259	$93,361	$35,626	$64,804	$25,279	$81,311	$690,054
Receivable from the Contracts	-	5	-	3	2	3	6
Total assets	39,259	93,366	35,626	64,807	25,281	81,314	690,060

LIABILITIES:
Payable to the fund manager	-	5	-	3	2	3	6
Payable to the Company	-	1	-	-	-	1	3
Total liabilities	-	6	-	3	2	4	9

NET ASSETS	$39,259	$93,360	$35,626	$64,804	$25,279	$81,310	$690,051

ANALYSIS OF NET ASSETS
Accumulation period	$39,259	$93,360	$35,626	$64,804	$25,279	$81,310	$690,051
Annuity period	-	-	-	-	-	-	-
Total net assets	$39,259	$93,360	$35,626	$64,804	$25,279	$81,310	$690,051

Fair value per share (NAV)	$24.44	$60.89	$18.60	$25.34	$24.57	$23.93	$29.11
Shares outstanding in the Separate Account	1,606	1,533	1,915	2,557	1,029	3,398	23,705

(1) Investments in mutual fund shares, at cost	$44,973	$88,046	$41,072	$71,619	$30,808	$84,878	$667,387

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio	Western Asset Core Plus VIT Portfolio, Class II

ASSETS:
Investments at fair value (1)	$25,093	$314,227	$391,678	$86,328	$161,039	$271,849
Receivable from the Contracts	1	7	9	1	1	10
Total assets	25,094	314,234	391,687	86,329	161,040	271,859

LIABILITIES:
Payable to the fund manager	1	7	9	1	1	10
Payable to the Company	-	1	1	-	1	3
Total liabilities	1	8	10	1	2	13

NET ASSETS	$25,093	$314,226	$391,677	$86,328	$161,038	$271,846

ANALYSIS OF NET ASSETS
Accumulation period	$25,093	$314,226	$391,677	$86,328	$161,038	$271,846
Annuity period	-	-	-	-	-	-
Total net assets	$25,093	$314,226	$391,677	$86,328	$161,038	$271,846

Fair value per share (NAV)	$11.92	$10.31	$10.63	$21.09	$49.45	$4.96
Shares outstanding in the Separate Account	2,105	30,478	36,846	4,093	3,257	54,808

(1) Investments in mutual fund shares, at cost	$28,901	$309,917	$405,519	$80,296	$148,925	$286,282

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Growth Fund, Class 4

INVESTMENT INCOME:
Dividend income	$1,365	$-	$-	$16,080	$3,625	$833	$1,629

EXPENSES:
Mortality and expense risk and admin	353	2,156	219	10,216	1,762	625	3,199

NET INVESTMENT INCOME (LOSS)	1,012	(2,156)	(219)	5,864	1,863	208	(1,570)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(52,577)	1,841	53	159	312	141	(2,237)
Capital gain distributions	14,349	11,948	-	30,600	-	-	18,858

Net realized gain (loss) on investments	(38,228)	13,789	53	30,759	312	141	16,621

Change in net unrealized appreciation (depreciation) on investments	43,588	35,440	11,879	57,448	7,545	7,986	36,310

Net realized and unrealized gain (loss) on investments	5,360	49,229	11,932	88,207	7,857	8,127	52,931

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,372	$47,073	$11,713	$94,071	$9,720	$8,335	$51,361

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 4

INVESTMENT INCOME:
Dividend income	$3	$342	$433	$267	$2,953	$3,762	$3,743

EXPENSES:
Mortality and expense risk and admin	138	2,511	429	389	1,027	1,576	1,370

NET INVESTMENT INCOME (LOSS)	(135)	(2,169)	4	(122)	1,926	2,186	2,373

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	98	3,110	34	1,146	(128)	(1,418)	(25)
Capital gain distributions	134	11,761	1,741	-	-	-	-

Net realized gain (loss) on investments	232	14,871	1,775	1,146	(128)	(1,418)	(25)

Change in net unrealized appreciation (depreciation) on investments	1,488	48,493	5,405	2,974	32,753	2,123	(902)

Net realized and unrealized gain (loss) on investments	1,720	63,364	7,180	4,120	32,625	705	(927)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,585	$61,195	$7,184	$3,998	$34,551	$2,891	$1,446

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2

INVESTMENT INCOME:
Dividend income	$5,262	$4,842	$950	$-	$71	$-	$-

EXPENSES:
Mortality and expense risk and admin	3,912	3,084	520	79	6,645	3,106	4,292

NET INVESTMENT INCOME (LOSS)	1,350	1,758	430	(79)	(6,574)	(3,106)	(4,292)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	944	105	299	1,074	(75,657)	(39,715)	871
Capital gain distributions	2,813	-	-	52	2,034	-	-

Net realized gain (loss) on investments	3,757	105	299	1,126	(73,623)	(39,715)	871

Change in net unrealized appreciation (depreciation) on investments	39,516	29,277	3,470	1,241	48,488	10,500	62,905

Net realized and unrealized gain (loss) on investments	43,273	29,382	3,769	2,367	(25,135)	(29,215)	63,776

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,623	$31,140	$4,199	$2,288	$(31,709)	$(32,321)	$59,484

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Dimensional VA Global Bond Portfolio	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio

INVESTMENT INCOME:
Dividend income	$5,037	$447	$266	$1,372	$2,658	$9,666	$3,127

EXPENSES:
Mortality and expense risk and admin	2,977	190	95	103	102	748	242

NET INVESTMENT INCOME (LOSS)	2,060	257	171	1,269	2,556	8,918	2,885

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(621)	16	3	4	(4)	9,059	13
Capital gain distributions	-	-	-	-	-	1,929	-

Net realized gain (loss) on investments	(621)	16	3	4	(4)	10,988	13

Change in net unrealized appreciation (depreciation) on investments	8,686	478	390	317	4,625	19,823	804

Net realized and unrealized gain (loss) on investments	8,065	494	393	321	4,621	30,811	817

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,125	$751	$564	$1,590	$7,177	$39,729	$3,702

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Dimensional VA US Large Value Portfolio	Dimensional VA US Targeted Value Portfolio	Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2

INVESTMENT INCOME:
Dividend income	$7,197	$8,194	$63	$9,874	$12,129	$-	$175

EXPENSES:
Mortality and expense risk and admin	938	930	38	7,921	68,319	91	143

NET INVESTMENT INCOME (LOSS)	6,259	7,264	25	1,953	(56,190)	(91)	32

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	146	69	2	770	299,121	40,765	39
Capital gain distributions	4,386	36,461	32	19,931	162,280	-	-

Net realized gain (loss) on investments	4,532	36,530	34	20,701	461,401	40,765	39

Change in net unrealized appreciation (depreciation) on investments	21,329	50,794	246	84,333	776,994	(38,181)	521

Net realized and unrealized gain (loss) on investments	25,861	87,324	280	105,034	1,238,395	2,584	560

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,120	$94,588	$305	$106,987	$1,182,205	$2,493	$592

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP FundsManager 85% Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Franklin DynaTech VIP Fund	Franklin Income VIP Fund, Class 2

INVESTMENT INCOME:
Dividend income	$23	$-	$81,080	$102,763	$10,368	$-	$154,227

EXPENSES:
Mortality and expense risk and admin	94	722	99,099	61,149	36,051	4,949	35,936

NET INVESTMENT INCOME (LOSS)	(71)	(722)	(18,019)	41,614	(25,683)	(4,949)	118,291

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	932	34	364,888	(60,084)	(108,885)	(75,490)	(319,006)
Capital gain distributions	-	-	58,354	-	78,065	-	186,972

Net realized gain (loss) on investments	932	34	423,242	(60,084)	(30,820)	(75,490)	(132,034)

Change in net unrealized appreciation (depreciation) on investments	295	1,639	840,768	204,539	251,731	192,879	22,302

Net realized and unrealized gain (loss) on investments	1,227	1,673	1,264,010	144,455	220,911	117,389	(109,732)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,156	$951	$1,245,991	$186,069	$195,228	$112,440	$8,559

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Shares	Goldman Sachs VIT International Equity Insights Fund, Institutional Shares

INVESTMENT INCOME:
Dividend income	$52,714	$39,034	$2,300	$-	$72,572	$10,134	$70

EXPENSES:
Mortality and expense risk and admin	35,440	52,690	6,835	13,155	38,518	4,565	36

NET INVESTMENT INCOME (LOSS)	17,274	(13,656)	(4,535)	(13,155)	34,054	5,569	34

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(262,356)	(182,356)	(44,866)	(38,736)	(113,891)	(1,257)	12
Capital gain distributions	242,627	447,980	24,939	-	-	-	-

Net realized gain (loss) on investments	(19,729)	265,624	(19,927)	(38,736)	(113,891)	(1,257)	12

Change in net unrealized appreciation (depreciation) on investments	98,633	4,159	31,699	179,626	161,408	12,235	358

Net realized and unrealized gain (loss) on investments	78,904	269,783	11,772	140,890	47,517	10,978	370

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$96,178	$256,127	$7,237	$127,735	$81,571	$16,547	$404

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT International Equity Insights Fund, Service Shares	Goldman Sachs VIT Large Cap Value Fund, Service Shares	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares

INVESTMENT INCOME:
Dividend income	$7,263	$9,255	$-	$7,850	$176	$141	$-

EXPENSES:
Mortality and expense risk and admin	5,879	9,463	4,212	19,729	238	59	832

NET INVESTMENT INCOME (LOSS)	1,384	(208)	(4,212)	(11,879)	(62)	82	(832)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	10,038	(32,638)	(20,152)	(122,205)	1	(172)	374
Capital gain distributions	-	54,705	2,056	26,615	-	-	2,534

Net realized gain (loss) on investments	10,038	22,067	(18,096)	(95,590)	1	(172)	2,908

Change in net unrealized appreciation (depreciation) on investments	39,005	43,153	35,843	132,243	2,868	3,302	17,524

Net realized and unrealized gain (loss) on investments	49,043	65,220	17,747	36,653	2,869	3,130	20,432

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,427	$65,012	$13,535	$24,774	$2,807	$3,212	$19,600

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Goldman Sachs VIT Trend Driven Allocation, Service Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund Class, Series II

INVESTMENT INCOME:
Dividend income	$-	$4,512	$520	$74	$-	$690	$-

EXPENSES:
Mortality and expense risk and admin	32,393	3,668	1,047	246	850	3,653	80,614

NET INVESTMENT INCOME (LOSS)	(32,393)	844	(527)	(172)	(850)	(2,963)	(80,614)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	15,475	(196)	(295)	(160)	2,151	(12,418)	(258,728)
Capital gain distributions	119,379	-	-	-	1,312	38,415	-

Net realized gain (loss) on investments	134,854	(196)	(295)	(160)	3,463	25,997	(258,728)

Change in net unrealized appreciation (depreciation) on investments	614,720	33,230	15,795	3,578	17,398	(5,534)	620,514

Net realized and unrealized gain (loss) on investments	749,574	33,034	15,500	3,418	20,861	20,463	361,786

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$717,181	$33,878	$14,973	$3,246	$20,011	$17,500	$281,172

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Capital Appreciation Fund, Series I	Invesco V.I. Capital Appreciation Fund, Series II	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II

INVESTMENT INCOME:
Dividend income	$-	$-	$1,458	$7,817	$272	$-	$-

EXPENSES:
Mortality and expense risk and admin	1,432	4,201	1,100	10,651	189	693	2,779

NET INVESTMENT INCOME (LOSS)	(1,432)	(4,201)	358	(2,834)	83	(693)	(2,779)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,124	11,434	107	(12,271)	13	604	(5,905)
Capital gain distributions	-	-	8,976	56,293	-	-	-

Net realized gain (loss) on investments	2,124	11,434	9,083	44,022	13	604	(5,905)

Change in net unrealized appreciation (depreciation) on investments	29,019	80,096	(1,216)	5,910	1,389	5,556	21,261

Net realized and unrealized gain (loss) on investments	31,143	91,530	7,867	49,932	1,402	6,160	15,356

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,711	$87,329	$8,225	$47,098	$1,485	$5,467	$12,577

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund	Invesco V.I. Global Strategic Income Fund, Series II

INVESTMENT INCOME:
Dividend income	$17,436	$-	$143	$-	$346	$-	$-

EXPENSES:
Mortality and expense risk and admin	21,566	2,862	908	25,459	796	108	53,280

NET INVESTMENT INCOME (LOSS)	(4,130)	(2,862)	(765)	(25,459)	(450)	(108)	(53,280)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(46,610)	(5,347)	2,916	(2,577)	(10,877)	(63)	(234,820)
Capital gain distributions	52,934	62	7,209	225,913	-	-	-

Net realized gain (loss) on investments	6,324	(5,285)	10,125	223,336	(10,877)	(63)	(234,820)

Change in net unrealized appreciation (depreciation) on investments	55,365	27,066	9,200	208,086	10,221	727	535,330

Net realized and unrealized gain (loss) on investments	61,689	21,781	19,325	431,422	(656)	664	300,510

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,559	$18,919	$18,560	$405,963	$(1,106)	$556	$247,230

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series I	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I

INVESTMENT INCOME:
Dividend income	$10,490	$387	$25,066	$286	$3,788	$-	$677,799

EXPENSES:
Mortality and expense risk and admin	7,852	332	46,858	466	10,693	470	219,271

NET INVESTMENT INCOME (LOSS)	2,638	55	(21,792)	(180)	(6,905)	(470)	458,528

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(3,037)	18	(226,570)	68	(16,376)	(6,440)	-
Capital gain distributions	-	3,078	245,161	2,325	54,081	184	-

Net realized gain (loss) on investments	(3,037)	3,096	18,591	2,393	37,705	(6,256)	-

Change in net unrealized appreciation (depreciation) on investments	18,225	(593)	78,679	4,229	95,467	10,852	-

Net realized and unrealized gain (loss) on investments	15,188	2,503	97,270	6,622	133,172	4,596	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,826	$2,558	$75,478	$6,442	$126,267	$4,126	$458,528

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Growth and Income Portfolio	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio	Lord Abbett Series Fund Mid Cap Stock Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio

INVESTMENT INCOME:
Dividend income	$231,278	$10,274	$2,401	$-	$4,307	$786	$988

EXPENSES:
Mortality and expense risk and admin	67,726	22,751	3,840	4,865	7,231	2,228	267

NET INVESTMENT INCOME (LOSS)	163,552	(12,477)	(1,439)	(4,865)	(2,924)	(1,442)	721

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(123,013)	(80,093)	6,636	(26,695)	(10,046)	(872)	7
Capital gain distributions	-	52,336	5,222	-	30,211	4,840	-

Net realized gain (loss) on investments	(123,013)	(27,757)	11,858	(26,695)	20,165	3,968	7

Change in net unrealized appreciation (depreciation) on investments	185,653	122,535	17,609	29,016	42,711	13,467	34

Net realized and unrealized gain (loss) on investments	62,640	94,778	29,467	2,321	62,876	17,435	41

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$226,192	$82,301	$28,028	$(2,544)	$59,952	$15,993	$762

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Emerging Markets Equity Portfolio, Service Class	MFS Growth Series, Initial Class	MFS Growth Series, Service Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Investors Trust Series, Initial Class	MFS Investors Trust Series, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class

INVESTMENT INCOME:
Dividend income	$50	$-	$-	$68	$468	$1,563	$45

EXPENSES:
Mortality and expense risk and admin	54	1,127	9,651	189	912	4,795	1,457

NET INVESTMENT INCOME (LOSS)	(4)	(1,127)	(9,651)	(121)	(444)	(3,232)	(1,412)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2	144	21,360	87	82	6,099	1,806
Capital gain distributions	-	6,259	57,794	1,096	3,605	19,044	4,855

Net realized gain (loss) on investments	2	6,403	79,154	1,183	3,687	25,143	6,661

Change in net unrealized appreciation (depreciation) on investments	370	18,048	138,707	1,065	7,240	30,568	14,351

Net realized and unrealized gain (loss) on investments	372	24,451	217,861	2,248	10,927	55,711	21,012

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$368	$23,324	$208,210	$2,127	$10,483	$52,479	$19,600

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS New Discovery Series, Initial Class	MFS New Discovery Series, Service Class	MFS Research Series, Initial Class	MFS Research Series, Service Class	MFS Total Return Bond Series, Service Class	MFS Total Return Series, Initial Class	MFS Total Return Series, Service Class

INVESTMENT INCOME:
Dividend income	$-	$-	$170	$122	$29,852	$1,106	$3,297

EXPENSES:
Mortality and expense risk and admin	132	7,758	461	553	14,470	766	2,617

NET INVESTMENT INCOME (LOSS)	(132)	(7,758)	(291)	(431)	15,382	340	680

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(7)	454	8	(33)	(28,805)	52	157
Capital gain distributions	-	-	1,796	2,724	-	2,304	7,869

Net realized gain (loss) on investments	(7)	454	1,804	2,691	(28,805)	2,356	8,026

Change in net unrealized appreciation (depreciation) on investments	1,256	69,016	4,754	6,552	68,866	2,061	6,440

Net realized and unrealized gain (loss) on investments	1,249	69,470	6,558	9,243	40,061	4,417	14,466

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,117	$61,712	$6,267	$8,812	$55,443	$4,757	$15,146

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Utilities Series, Initial Class	MFS Utilities Series, Service Class	MFS Value Series, Service Class	Morgan Stanley VIF Global Real Estate Portfolio, Class II	PIMCO All Asset Portfolio	PIMCO Global Diversified Allocation Portfolio	PIMCO Long-Term U.S. Government Portfolio, Advisor Class

INVESTMENT INCOME:
Dividend income	$184	$6,354	$5,228	$4,736	$3,603	$30,506	$22,192

EXPENSES:
Mortality and expense risk and admin	72	2,506	5,173	3,440	1,795	12,675	14,980

NET INVESTMENT INCOME (LOSS)	112	3,848	55	1,296	1,808	17,831	7,212

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(3)	632	10,838	(4,481)	(11,447)	3,215	(94,007)
Capital gain distributions	284	10,658	26,203	-	-	-	-

Net realized gain (loss) on investments	281	11,290	37,041	(4,481)	(11,447)	3,215	(94,007)

Change in net unrealized appreciation (depreciation) on investments	(580)	(21,657)	(14,986)	22,135	6,299	86,388	102,967

Net realized and unrealized gain (loss) on investments	(299)	(10,367)	22,055	17,654	(5,148)	89,603	8,960

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(187)	$(6,519)	$22,110	$18,950	$(3,340)	$107,434	$16,172

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio

INVESTMENT INCOME:
Dividend income	$47,615	$102,571	$54,826	$312,499	$37,893	$3,914	$10,300

EXPENSES:
Mortality and expense risk and admin	17,973	50,299	16,630	129,668	24,669	2,816	7,211

NET INVESTMENT INCOME (LOSS)	29,642	52,272	38,196	182,831	13,224	1,098	3,089

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(23,981)	(135,813)	(819)	(293,465)	210	39	(376)
Capital gain distributions	-	-	-	-	37,097	15,218	-

Net realized gain (loss) on investments	(23,981)	(135,813)	(819)	(293,465)	37,307	15,257	(376)

Change in net unrealized appreciation (depreciation) on investments	40,356	158,454	16,679	475,933	129,269	17,157	66,042

Net realized and unrealized gain (loss) on investments	16,375	22,641	15,860	182,468	166,576	32,414	65,666

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$46,017	$74,913	$54,056	$365,299	$179,800	$33,512	$68,755

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Royce Capital Fund Micro Cap Portfolio, Service Class	Royce Capital Fund Small Cap Portfolio, Service Class	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2

INVESTMENT INCOME:
Dividend income	$-	$10,750	$-	$-	$11,380	$64,535	$-

EXPENSES:
Mortality and expense risk and admin	8,792	22,434	1,896	2,934	6,174	32,558	63,560

NET INVESTMENT INCOME (LOSS)	(8,792)	(11,684)	(1,896)	(2,934)	5,206	31,977	(63,560)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(31,250)	(107,180)	5,826	61	(30,010)	4,738	(365,065)
Capital gain distributions	-	140,797	-	9,747	413	-	-

Net realized gain (loss) on investments	(31,250)	33,617	5,826	9,808	(29,597)	4,738	(365,065)

Change in net unrealized appreciation (depreciation) on investments	100,255	244,543	78,386	(1,845)	23,700	284,477	480,934

Net realized and unrealized gain (loss) on investments	69,005	278,160	84,212	7,963	(5,897)	289,215	115,869

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$60,213	$266,476	$82,316	$5,029	$(691)	$321,192	$52,309

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Templeton Growth VIP Fund, Class 2	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Equity Index Portfolio	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF International Portfolio

INVESTMENT INCOME:
Dividend income	$7,098	$390	$710	$1,169	$650	$141	$365

EXPENSES:
Mortality and expense risk and admin	2,703	91	110	250	102	172	72

NET INVESTMENT INCOME (LOSS)	4,395	299	600	919	548	(31)	293

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(2,612)	90	1	69	-	489	5
Capital gain distributions	-	1,877	919	2,589	57	-	787

Net realized gain (loss) on investments	(2,612)	1,967	920	2,658	57	489	792

Change in net unrealized appreciation (depreciation) on investments	21,626	5,105	2,740	15,601	1,469	18,532	2,098

Net realized and unrealized gain (loss) on investments	19,014	7,072	3,660	18,259	1,526	19,021	2,890

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,409	$7,371	$4,260	$19,178	$2,074	$18,990	$3,183

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Moderate Allocation Portfolio	Vanguard VIF Money Market Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total International Stock Market Index Portfolio

INVESTMENT INCOME:
Dividend income	$1,168	$13,243	$1,537	$554	$1,880	$9,284	$679

EXPENSES:
Mortality and expense risk and admin	232	1,932	107	68	470	953	117

NET INVESTMENT INCOME (LOSS)	936	11,311	1,430	486	1,410	8,331	562

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	28	169	-	4	4	(7)	68
Capital gain distributions	1,466	21,107	-	1,046	-	-	284

Net realized gain (loss) on investments	1,494	21,276	-	1,050	4	(7)	352

Change in net unrealized appreciation (depreciation) on investments	8,781	58,960	-	1,036	11,470	3,167	6,801

Net realized and unrealized gain (loss) on investments	10,275	80,236	-	2,086	11,474	3,160	7,153

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,211	$91,547	$1,430	$2,572	$12,884	$11,491	$7,715

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Total Stock Market Index Portfolio	Western Asset Core Plus VIT Portfolio, Class II

INVESTMENT INCOME:
Dividend income	$-	$9,272

EXPENSES:
Mortality and expense risk and admin	138	3,354

NET INVESTMENT INCOME (LOSS)	(138)	5,918

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1)	(70)
Capital gain distributions	-	-

Net realized gain (loss) on investments	(1)	(70)

Change in net unrealized appreciation (depreciation) on investments	12,115	6,332

Net realized and unrealized gain (loss) on investments	12,114	6,262

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,976	$12,180

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Growth Fund, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,012	$(2,156)	$(219)	$5,864	$1,863	$208	$(1,570)
Net realized gain (loss) on investments	(38,228)	13,789	53	30,759	312	141	16,621
Change in net unrealized appreciation (depreciation) on investments	43,588	35,440	11,879	57,448	7,545	7,986	36,310

Net increase (decrease) in net assets resulting from operations	6,372	47,073	11,713	94,071	9,720	8,335	51,361

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	4,254	-	4,257	-	-	7,313
Contract maintenance charges	(276)	(2,356)	(159)	(10,784)	(1,894)	-	(2,346)
Contract owners’ benefits	(1,233)	(5,318)	(3,581)	(24,362)	(7,090)	-	(102,904)
Net transfers (to) from the Company and/or Subaccounts	(165,306)	(2,788)	15,536	61,361	1,625	(1,053)	400

Increase (decrease) in net assets resulting from Contract transactions	(166,815)	(6,208)	11,796	30,472	(7,359)	(1,053)	(97,537)

Total increase (decrease) in net assets	(160,443)	40,865	23,509	124,543	2,361	7,282	(46,176)

NET ASSETS:
Beginning of period	160,443	138,283	63,817	719,333	137,039	44,392	290,220

End of period	$-	$179,148	$87,326	$843,876	$139,400	$51,674	$244,044

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(135)	$(2,169)	$4	$(122)	$1,926	$2,186	$2,373
Net realized gain (loss) on investments	232	14,871	1,775	1,146	(128)	(1,418)	(25)
Change in net unrealized appreciation (depreciation) on investments	1,488	48,493	5,405	2,974	32,753	2,123	(902)

Net increase (decrease) in net assets resulting from operations	1,585	61,195	7,184	3,998	34,551	2,891	1,446

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	1,007	-	3,224	-	1,004	-
Contract maintenance charges	(24)	(2,564)	(466)	(71)	(546)	(1,477)	(1,404)
Contract owners’ benefits	-	(19,098)	(794)	(19,390)	(28,924)	(54,862)	(5,555)
Net transfers (to) from the Company and/or Subaccounts	283	(20,956)	15,337	63	(4,335)	48,642	19,048

Increase (decrease) in net assets resulting from Contract transactions	259	(41,611)	14,077	(16,174)	(33,805)	(6,693)	12,089

Total increase (decrease) in net assets	1,844	19,584	21,261	(12,176)	746	(3,802)	13,535

NET ASSETS:
Beginning of period	10,208	181,786	19,673	34,378	238,661	116,014	97,607

End of period	$12,052	$201,370	$40,934	$22,202	$239,407	$112,212	$111,142

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,350	$1,758	$430	$(79)	$(6,574)	$(3,106)	$(4,292)
Net realized gain (loss) on investments	3,757	105	299	1,126	(73,623)	(39,715)	871
Change in net unrealized appreciation (depreciation) on investments	39,516	29,277	3,470	1,241	48,488	10,500	62,905

Net increase (decrease) in net assets resulting from operations	44,623	31,140	4,199	2,288	(31,709)	(32,321)	59,484

CONTRACT TRANSACTIONS:
Contract owners’ net payments	25,065	25,065	2,014	3,240	-	3,911	79,435
Contract maintenance charges	(3,102)	(3,335)	(530)	(44)	(7,860)	(4,022)	(4,767)
Contract owners’ benefits	(19,693)	(5,260)	(702)	-	(56,427)	(15,233)	(10,406)
Net transfers (to) from the Company and/or Subaccounts	13,186	16,610	(5,777)	(7,270)	678,300	177,816	3,607

Increase (decrease) in net assets resulting from Contract transactions	15,456	33,080	(4,995)	(4,074)	614,013	162,472	67,869

Total increase (decrease) in net assets	60,079	64,220	(796)	(1,786)	582,304	130,151	127,353

NET ASSETS:
Beginning of period	275,034	207,427	40,048	5,634	207,042	122,282	275,737

End of period	$335,113	$271,647	$39,252	$3,848	$789,346	$252,433	$403,090

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Dimensional VA Global Bond Portfolio	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,060	$257	$171	$1,269	$2,556	$8,918	$2,885
Net realized gain (loss) on investments	(621)	16	3	4	(4)	10,988	13
Change in net unrealized appreciation (depreciation) on investments	8,686	478	390	317	4,625	19,823	804

Net increase (decrease) in net assets resulting from operations	10,125	751	564	1,590	7,177	39,729	3,702

CONTRACT TRANSACTIONS:
Contract owners’ net payments	2,010	-	1,003	-	-	-	-
Contract maintenance charges	(3,548)	(182)	(82)	(71)	(64)	(491)	(82)
Contract owners’ benefits	(11,459)	(755)	-	-	(166)	(9,310)	-
Net transfers (to) from the Company and/or Subaccounts	(3,746)	132	101	-	69,422	(75,589)	190

Increase (decrease) in net assets resulting from Contract transactions	(16,743)	(805)	1,022	(71)	69,192	(85,390)	108

Total increase (decrease) in net assets	(6,618)	(54)	1,586	1,519	76,369	(45,661)	3,810

NET ASSETS:
Beginning of period	232,329	14,734	6,491	33,581	13,059	251,362	79,008

End of period	$225,711	$14,680	$8,077	$35,100	$89,428	$205,701	$82,818

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Dimensional VA US Large Value Portfolio	Dimensional VA US Targeted Value Portfolio	Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,259	$7,264	$25	$1,953	$(56,190)	$(91)	$32
Net realized gain (loss) on investments	4,532	36,530	34	20,701	461,401	40,765	39
Change in net unrealized appreciation (depreciation) on investments	21,329	50,794	246	84,333	776,994	(38,181)	521

Net increase (decrease) in net assets resulting from operations	32,120	94,588	305	106,987	1,182,205	2,493	592

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	121,546	7,433	-	-
Contract maintenance charges	(380)	(654)	(45)	(7,825)	(68,308)	-	(132)
Contract owners’ benefits	(5,868)	(6,573)	-	(13,496)	(647,387)	(92,741)	(209)
Net transfers (to) from the Company and/or Subaccounts	(5,924)	472,402	6	12,311	1,757,507	1	(11,588)

Increase (decrease) in net assets resulting from Contract transactions	(12,172)	465,175	(39)	112,536	1,049,245	(92,740)	(11,929)

Total increase (decrease) in net assets	19,948	559,763	266	219,523	2,231,450	(90,247)	(11,337)

NET ASSETS:
Beginning of period	312,320	9,777	2,745	486,889	2,836,132	90,250	15,419

End of period	$332,268	$569,540	$3,011	$706,412	$5,067,582	$3	$4,082

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP FundsManager 85% Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Franklin DynaTech VIP Fund	Franklin Income VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(71)	$(722)	$(18,019)	$41,614	$(25,683)	$(4,949)	$118,291
Net realized gain (loss) on investments	932	34	423,242	(60,084)	(30,820)	(75,490)	(132,034)
Change in net unrealized appreciation (depreciation) on investments	295	1,639	840,768	204,539	251,731	192,879	22,302

Net increase (decrease) in net assets resulting from operations	1,156	951	1,245,991	186,069	195,228	112,440	8,559

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	44,339	25,068	113,492	977	3,482	323
Contract maintenance charges	(82)	(658)	(106,302)	(68,826)	(36,371)	(5,672)	(51,427)
Contract owners’ benefits	-	-	(961,963)	(554,294)	(265,093)	(21,431)	(262,293)
Net transfers (to) from the Company and/or Subaccounts	(12,524)	4,957	2,486,818	220,710	1,099,791	440,877	2,148,781

Increase (decrease) in net assets resulting from Contract transactions	(12,606)	48,638	1,443,621	(288,918)	799,304	417,256	1,835,384

Total increase (decrease) in net assets	(11,450)	49,589	2,689,612	(102,849)	994,532	529,696	1,843,943

NET ASSETS:
Beginning of period	11,450	17,219	4,388,487	4,302,423	1,953,175	121,140	1,087,046

End of period	$-	$66,808	$7,078,099	$4,199,574	$2,947,707	$650,836	$2,930,989

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Shares	Goldman Sachs VIT International Equity Insights Fund, Institutional Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$17,274	$(13,656)	$(4,535)	$(13,155)	$34,054	$5,569	$34
Net realized gain (loss) on investments	(19,729)	265,624	(19,927)	(38,736)	(113,891)	(1,257)	12
Change in net unrealized appreciation (depreciation) on investments	98,633	4,159	31,699	179,626	161,408	12,235	358

Net increase (decrease) in net assets resulting from operations	96,178	256,127	7,237	127,735	81,571	16,547	404

CONTRACT TRANSACTIONS:
Contract owners’ net payments	2,107	2,815	-	5	2,528	4,240	-
Contract maintenance charges	(44,413)	(63,084)	(7,714)	(14,242)	(47,266)	(4,184)	(6)
Contract owners’ benefits	(518,366)	(640,355)	(28,469)	(111,100)	(447,232)	(59,002)	(90)
Net transfers (to) from the Company and/or Subaccounts	1,567,228	120,562	187,559	400,298	61,219	18,558	(2)

Increase (decrease) in net assets resulting from Contract transactions	1,006,556	(580,062)	151,376	274,961	(430,751)	(40,388)	(98)

Total increase (decrease) in net assets	1,102,734	(323,935)	158,613	402,696	(349,180)	(23,841)	306

NET ASSETS:
Beginning of period	1,739,979	4,154,686	398,316	552,533	2,980,922	383,995	2,403

End of period	$2,842,713	$3,830,751	$556,929	$955,229	$2,631,742	$360,154	$2,709

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT International Equity Insights Fund, Service Shares	Goldman Sachs VIT Large Cap Value Fund, Service Shares	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,384	$(208)	$(4,212)	$(11,879)	$(62)	$82	$(832)
Net realized gain (loss) on investments	10,038	22,067	(18,096)	(95,590)	1	(172)	2,908
Change in net unrealized appreciation (depreciation) on investments	39,005	43,153	35,843	132,243	2,868	3,302	17,524

Net increase (decrease) in net assets resulting from operations	50,427	65,012	13,535	24,774	2,807	3,212	19,600

CONTRACT TRANSACTIONS:
Contract owners’ net payments	16	19	-	-	-	-	-
Contract maintenance charges	(6,895)	(7,915)	(5,270)	(20,959)	-	-	(54)
Contract owners’ benefits	(99,060)	(185,256)	(35,752)	(155,996)	-	(1,388)	(3,217)
Net transfers (to) from the Company and/or Subaccounts	164,210	39,430	209,965	546,793	(1)	(4,370)	(10)

Increase (decrease) in net assets resulting from Contract transactions	58,271	(153,722)	168,943	369,838	(1)	(5,758)	(3,281)

Total increase (decrease) in net assets	108,698	(88,710)	182,478	394,612	2,806	(2,546)	16,319

NET ASSETS:
Beginning of period	307,031	734,900	119,143	1,228,807	15,936	21,705	50,476

End of period	$415,729	$646,190	$301,621	$1,623,419	$18,742	$19,159	$66,795

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Goldman Sachs VIT Trend Driven Allocation, Service Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund Class, Series II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(32,393)	$844	$(527)	$(172)	$(850)	$(2,963)	$(80,614)
Net realized gain (loss) on investments	134,854	(196)	(295)	(160)	3,463	25,997	(258,728)
Change in net unrealized appreciation (depreciation) on investments	614,720	33,230	15,795	3,578	17,398	(5,534)	620,514

Net increase (decrease) in net assets resulting from operations	717,181	33,878	14,973	3,246	20,011	17,500	281,172

CONTRACT TRANSACTIONS:
Contract owners’ net payments	25,676	-	-	-	-	-	858
Contract maintenance charges	(39,684)	(5,687)	(31)	(177)	(8)	(4,127)	(125,298)
Contract owners’ benefits	(266,316)	(18,849)	(2,451)	(654)	(11,856)	(78,236)	(783,191)
Net transfers (to) from the Company and/or Subaccounts	1,720,506	24,859	(7)	(808)	(6)	60,627	187,000

Increase (decrease) in net assets resulting from Contract transactions	1,440,182	323	(2,489)	(1,639)	(11,870)	(21,736)	(720,631)

Total increase (decrease) in net assets	2,157,363	34,201	12,484	1,607	8,141	(4,236)	(439,459)

NET ASSETS:
Beginning of period	921,971	238,989	69,090	15,572	54,776	288,190	6,087,166

End of period	$3,079,334	$273,190	$81,574	$17,179	$62,917	$283,954	$5,647,707

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Capital Appreciation Fund, Series I	Invesco V.I. Capital Appreciation Fund, Series II	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,432)	$(4,201)	$358	$(2,834)	$83	$(693)	$(2,779)
Net realized gain (loss) on investments	2,124	11,434	9,083	44,022	13	604	(5,905)
Change in net unrealized appreciation (depreciation) on investments	29,019	80,096	(1,216)	5,910	1,389	5,556	21,261

Net increase (decrease) in net assets resulting from operations	29,711	87,329	8,225	47,098	1,485	5,467	12,577

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	10	-	-	2,011	-	-
Contract maintenance charges	(12)	(5,980)	(21)	(12,621)	(164)	(11)	(3,358)
Contract owners’ benefits	(13,337)	(74,334)	(745)	(50,728)	-	(11,401)	(15,803)
Net transfers (to) from the Company and/or Subaccounts	(18)	322,947	(105)	25,893	60	(4)	149,745

Increase (decrease) in net assets resulting from Contract transactions	(13,367)	242,643	(871)	(37,456)	1,907	(11,416)	130,584

Total increase (decrease) in net assets	16,344	329,972	7,354	9,642	3,392	(5,949)	143,161

NET ASSETS:
Beginning of period	93,112	91,899	76,974	958,609	12,859	52,170	123,673

End of period	$109,456	$421,871	$84,328	$968,251	$16,251	$46,221	$266,834

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund	Invesco V.I. Global Strategic Income Fund, Series II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,130)	$(2,862)	$(765)	$(25,459)	$(450)	$(108)	$(53,280)
Net realized gain (loss) on investments	6,324	(5,285)	10,125	223,336	(10,877)	(63)	(234,820)
Change in net unrealized appreciation (depreciation) on investments	55,365	27,066	9,200	208,086	10,221	727	535,330

Net increase (decrease) in net assets resulting from operations	57,559	18,919	18,560	405,963	(1,106)	556	247,230

CONTRACT TRANSACTIONS:
Contract owners’ net payments	51,865	5	-	4,803	-	-	4,043
Contract maintenance charges	(26,451)	(2,719)	(11)	(30,132)	(744)	(7)	(60,273)
Contract owners’ benefits	(144,795)	(55,062)	(14,607)	(348,681)	(14,123)	(141)	(470,407)
Net transfers (to) from the Company and/or Subaccounts	668,850	148,157	(8)	1,164,391	256,189	(1)	(179,251)

Increase (decrease) in net assets resulting from Contract transactions	549,469	90,381	(14,626)	790,381	241,322	(149)	(705,888)

Total increase (decrease) in net assets	607,028	109,300	3,934	1,196,344	240,216	407	(458,658)

NET ASSETS:
Beginning of period	1,103,217	119,171	60,860	890,205	28,814	7,633	3,954,740

End of period	$1,710,245	$228,471	$64,794	$2,086,549	$269,030	$8,040	$3,496,082

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series I	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,638	$55	$(21,792)	$(180)	$(6,905)	$(470)	$458,528
Net realized gain (loss) on investments	(3,037)	3,096	18,591	2,393	37,705	(6,256)	-
Change in net unrealized appreciation (depreciation) on investments	18,225	(593)	78,679	4,229	95,467	10,852	-

Net increase (decrease) in net assets resulting from operations	17,826	2,558	75,478	6,442	126,267	4,126	458,528

CONTRACT TRANSACTIONS:
Contract owners’ net payments	83	-	664	-	4,154	-	19,722
Contract maintenance charges	(9,526)	(17)	(58,915)	(31)	(11,789)	(306)	(304,943)
Contract owners’ benefits	(76,501)	-	(455,686)	(148)	(205,150)	(26,767)	(2,237,400)
Net transfers (to) from the Company and/or Subaccounts	30,907	(12)	1,447,492	(3)	380,145	75,134	(21,927,021)

Increase (decrease) in net assets resulting from Contract transactions	(55,037)	(29)	933,555	(182)	167,360	48,061	(24,449,642)

Total increase (decrease) in net assets	(37,211)	2,529	1,009,033	6,260	293,627	52,187	(23,991,114)

NET ASSETS:
Beginning of period	618,943	23,083	2,952,216	30,000	569,096	32,852	31,777,456

End of period	$581,732	$25,612	$3,961,249	$36,260	$862,723	$85,039	$7,786,342

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Growth and Income Portfolio	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio	Lord Abbett Series Fund Mid Cap Stock Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$163,552	$(12,477)	$(1,439)	$(4,865)	$(2,924)	$(1,442)	$721
Net realized gain (loss) on investments	(123,013)	(27,757)	11,858	(26,695)	20,165	3,968	7
Change in net unrealized appreciation (depreciation) on investments	185,653	122,535	17,609	29,016	42,711	13,467	34

Net increase (decrease) in net assets resulting from operations	226,192	82,301	28,028	(2,544)	59,952	15,993	762

CONTRACT TRANSACTIONS:
Contract owners’ net payments	9,740	2,570	49	5	-	-	2,120
Contract maintenance charges	(83,799)	(28,795)	(3,393)	(6,207)	(7,400)	(2,095)	(250)
Contract owners’ benefits	(791,847)	(258,315)	(33,592)	(22,794)	(72,948)	(33,033)	(970)
Net transfers (to) from the Company and/or Subaccounts	266,601	1,147,357	(390)	417,291	119,722	38,147	1,105

Increase (decrease) in net assets resulting from Contract transactions	(599,305)	862,817	(37,326)	388,295	39,374	3,019	2,005

Total increase (decrease) in net assets	(373,113)	945,118	(9,298)	385,751	99,326	19,012	2,767

NET ASSETS:
Beginning of period	4,969,177	894,550	274,072	182,080	451,605	158,769	19,143

End of period	$4,596,064	$1,839,668	$264,774	$567,831	$550,931	$177,781	$21,910

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Emerging Markets Equity Portfolio, Service Class	MFS Growth Series, Initial Class	MFS Growth Series, Service Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Investors Trust Series, Initial Class	MFS Investors Trust Series, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4)	$(1,127)	$(9,651)	$(121)	$(444)	$(3,232)	$(1,412)
Net realized gain (loss) on investments	2	6,403	79,154	1,183	3,687	25,143	6,661
Change in net unrealized appreciation (depreciation) on investments	370	18,048	138,707	1,065	7,240	30,568	14,351

Net increase (decrease) in net assets resulting from operations	368	23,324	208,210	2,127	10,483	52,479	19,600

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	1,715	421	-	-	853
Contract maintenance charges	(11)	(8)	(4,714)	(6)	-	(3,661)	(1,214)
Contract owners’ benefits	-	(3,845)	(61,778)	(621)	(3,690)	(46,588)	(23,940)
Net transfers (to) from the Company and/or Subaccounts	(1)	(503)	(29,634)	(740)	(4)	(6,369)	(6,882)

Increase (decrease) in net assets resulting from Contract transactions	(12)	(4,356)	(94,411)	(946)	(3,694)	(56,618)	(31,183)

Total increase (decrease) in net assets	356	18,968	113,799	1,181	6,789	(4,139)	(11,583)

NET ASSETS:
Beginning of period	3,958	70,386	645,888	13,820	62,570	342,658	107,260

End of period	$4,314	$89,354	$759,687	$15,001	$69,359	$338,519	$95,677

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS New Discovery Series, Initial Class	MFS New Discovery Series, Service Class	MFS Research Series, Initial Class	MFS Research Series, Service Class	MFS Total Return Bond Series, Service Class	MFS Total Return Series, Initial Class	MFS Total Return Series, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(132)	$(7,758)	$(291)	$(431)	$15,382	$340	$680
Net realized gain (loss) on investments	(7)	454	1,804	2,691	(28,805)	2,356	8,026
Change in net unrealized appreciation (depreciation) on investments	1,256	69,016	4,754	6,552	68,866	2,061	6,440

Net increase (decrease) in net assets resulting from operations	1,117	61,712	6,267	8,812	55,443	4,757	15,146

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	3,566	-	32
Contract maintenance charges	(21)	(6,950)	-	(782)	(17,286)	(23)	(1,988)
Contract owners’ benefits	(263)	(69,971)	-	(3,616)	(195,860)	(1,806)	(5,750)
Net transfers (to) from the Company and/or Subaccounts	55	5,266	(3)	(3,537)	28,963	549	2,972

Increase (decrease) in net assets resulting from Contract transactions	(229)	(71,655)	(3)	(7,935)	(180,617)	(1,280)	(4,734)

Total increase (decrease) in net assets	888	(9,943)	6,264	877	(125,174)	3,477	10,412

NET ASSETS:
Beginning of period	8,903	523,324	30,243	47,030	1,107,482	54,251	178,389

End of period	$9,791	$513,381	$36,507	$47,907	$982,308	$57,728	$188,801

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Utilities Series, Initial Class	MFS Utilities Series, Service Class	MFS Value Series, Service Class	Morgan Stanley VIF Global Real Estate Portfolio, Class II	PIMCO All Asset Portfolio	PIMCO Global Diversified Allocation Portfolio	PIMCO Long-Term U.S. Government Portfolio, Advisor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$112	$3,848	$55	$1,296	$1,808	$17,831	$7,212
Net realized gain (loss) on investments	281	11,290	37,041	(4,481)	(11,447)	3,215	(94,007)
Change in net unrealized appreciation (depreciation) on investments	(580)	(21,657)	(14,986)	22,135	6,299	86,388	102,967

Net increase (decrease) in net assets resulting from operations	(187)	(6,519)	22,110	18,950	(3,340)	107,434	16,172

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	60	1,715	-	-	-	10,843
Contract maintenance charges	(9)	(2,286)	(5,272)	(3,318)	(2,764)	(16,696)	(17,959)
Contract owners’ benefits	-	(6,732)	(41,878)	(43,242)	(47,855)	(70,550)	(223,785)
Net transfers (to) from the Company and/or Subaccounts	-	14,079	7,387	30,783	174,329	52,472	108,204

Increase (decrease) in net assets resulting from Contract transactions	(9)	5,121	(38,048)	(15,777)	123,710	(34,774)	(122,697)

Total increase (decrease) in net assets	(196)	(1,398)	(15,938)	3,173	120,370	72,660	(106,525)

NET ASSETS:
Beginning of period	5,378	195,423	398,005	246,814	57,518	897,567	1,006,238

End of period	$5,182	$194,025	$382,067	$249,987	$177,888	$970,227	$899,713

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$29,642	$52,272	$38,196	$182,831	$13,224	$1,098	$3,089
Net realized gain (loss) on investments	(23,981)	(135,813)	(819)	(293,465)	37,307	15,257	(376)
Change in net unrealized appreciation (depreciation) on investments	40,356	158,454	16,679	475,933	129,269	17,157	66,042

Net increase (decrease) in net assets resulting from operations	46,017	74,913	54,056	365,299	179,800	33,512	68,755

CONTRACT TRANSACTIONS:
Contract owners’ net payments	2,120	1,068	4,118	57,990	100,260	-	105,000
Contract maintenance charges	(22,275)	(69,526)	(20,994)	(157,506)	(19,904)	(2,763)	(8,131)
Contract owners’ benefits	(248,582)	(613,408)	(211,179)	(1,215,954)	(42,869)	(7,034)	(24,954)
Net transfers (to) from the Company and/or Subaccounts	4,161	(71,088)	172,991	107,039	202,942	(4,267)	(97)

Increase (decrease) in net assets resulting from Contract transactions	(264,576)	(752,954)	(55,064)	(1,208,431)	240,429	(14,064)	71,818

Total increase (decrease) in net assets	(218,559)	(678,041)	(1,008)	(843,132)	420,229	19,448	140,573

NET ASSETS:
Beginning of period	1,489,356	3,971,470	1,270,484	9,525,078	1,676,324	204,889	514,346

End of period	$1,270,797	$3,293,429	$1,269,476	$8,681,946	$2,096,553	$224,337	$654,919

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Royce Capital Fund Micro Cap Portfolio, Service Class	Royce Capital Fund Small Cap Portfolio, Service Class	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(8,792)	$(11,684)	$(1,896)	$(2,934)	$5,206	$31,977	$(63,560)
Net realized gain (loss) on investments	(31,250)	33,617	5,826	9,808	(29,597)	4,738	(365,065)
Change in net unrealized appreciation (depreciation) on investments	100,255	244,543	78,386	(1,845)	23,700	284,477	480,934

Net increase (decrease) in net assets resulting from operations	60,213	266,476	82,316	5,029	(691)	321,192	52,309

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,715	3,883	25,065	25,065	4,512	1,715	11,468
Contract maintenance charges	(6,844)	(26,582)	(1,644)	(3,000)	(5,479)	(32,633)	(88,671)
Contract owners’ benefits	(58,899)	(281,314)	(5,379)	(5,905)	(64,016)	(143,181)	(567,972)
Net transfers (to) from the Company and/or Subaccounts	299,316	(5,028)	(45,225)	40,858	290,165	(172,353)	23,620

Increase (decrease) in net assets resulting from Contract transactions	235,288	(309,041)	(27,183)	57,018	225,182	(346,452)	(621,555)

Total increase (decrease) in net assets	295,501	(42,565)	55,133	62,047	224,491	(25,260)	(569,246)

NET ASSETS:
Beginning of period	462,575	1,784,979	179,051	201,297	156,730	1,956,707	4,949,281

End of period	$758,076	$1,742,414	$234,184	$263,344	$381,221	$1,931,447	$4,380,035

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Templeton Growth VIP Fund, Class 2	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Equity Index Portfolio	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF International Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,395	$299	$600	$919	$548	$(31)	$293
Net realized gain (loss) on investments	(2,612)	1,967	920	2,658	57	489	792
Change in net unrealized appreciation (depreciation) on investments	21,626	5,105	2,740	15,601	1,469	18,532	2,098

Net increase (decrease) in net assets resulting from operations	23,409	7,371	4,260	19,178	2,074	18,990	3,183

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract maintenance charges	(4,187)	-	-	(96)	(3)	(55)	(45)
Contract owners’ benefits	(31,952)	(2,193)	-	-	-	(733)	-
Net transfers (to) from the Company and/or Subaccounts	106,413	(9,072)	-	(461)	396	(2,792)	(148)

Increase (decrease) in net assets resulting from Contract transactions	70,274	(11,265)	-	(557)	393	(3,580)	(193)

Total increase (decrease) in net assets	93,683	(3,894)	4,260	18,621	2,467	15,410	2,990

NET ASSETS:
Beginning of period	104,984	33,210	34,999	74,739	33,159	49,394	22,289

End of period	$198,667	$29,316	$39,259	$93,360	$35,626	$64,804	$25,279

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Moderate Allocation Portfolio	Vanguard VIF Money Market Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total International Stock Market Index Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$936	$11,311	$1,430	$486	$1,410	$8,331	$562
Net realized gain (loss) on investments	1,494	21,276	-	1,050	4	(7)	352
Change in net unrealized appreciation (depreciation) on investments	8,781	58,960	-	1,036	11,470	3,167	6,801

Net increase (decrease) in net assets resulting from operations	11,211	91,547	1,430	2,572	12,884	11,491	7,715

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	565,929	-	213,053	-	63,916
Contract maintenance charges	(54)	-	-	(25)	(198)	(564)	(32)
Contract owners’ benefits	(2,047)	(10,649)	-	-	-	-	(1,323)
Net transfers (to) from the Company and/or Subaccounts	(6,125)	(7)	(567,359)	203	307	267,368	(6,135)

Increase (decrease) in net assets resulting from Contract transactions	(8,226)	(10,656)	(1,430)	178	213,162	266,804	56,426

Total increase (decrease) in net assets	2,985	80,891	-	2,750	226,046	278,295	64,141

NET ASSETS:
Beginning of period	78,325	609,160	-	22,343	88,180	113,382	22,187

End of period	$81,310	$690,051	$-	$25,093	$314,226	$391,677	$86,328

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Total Stock Market Index Portfolio	Western Asset Core Plus VIT Portfolio, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(138)	$5,918
Net realized gain (loss) on investments	(1)	(70)
Change in net unrealized appreciation (depreciation) on investments	12,115	6,332

Net increase (decrease) in net assets resulting from operations	11,976	12,180

CONTRACT TRANSACTIONS:
Contract owners’ net payments	149,137	44,339
Contract maintenance charges	(75)	(2,829)
Contract owners’ benefits	-	(3,551)
Net transfers (to) from the Company and/or Subaccounts	-	4,398

Increase (decrease) in net assets resulting from Contract transactions	149,062	42,357

Total increase (decrease) in net assets	161,038	54,537

NET ASSETS:
Beginning of period	-	217,309

End of period	$161,038	$271,846

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Growth Fund, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$683	$(1,139)	$(55)	$4,388	$1,619	$414	$(2,263)
Net realized gain (loss) on investments	18,909	15,190	(17,502)	59,649	(69)	9,788	42,867
Change in net unrealized appreciation (depreciation) on investments	(41,828)	(29,424)	4,671	(142,423)	(11,343)	(19,593)	(133,776)

Net increase (decrease) in net assets resulting from operations	(22,236)	(15,373)	(12,886)	(78,386)	(9,793)	(9,391)	(93,172)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	10,396	-	56,223	100,000	-	46,486
Contract maintenance charges	(290)	(1,822)	(31)	(9,092)	(1,426)	-	(2,116)
Contract owners’ benefits	(6,346)	(3,971)	(88)	(21,219)	(5,481)	-	(38,798)
Net transfers (to) from the Company and/or Subaccounts	46,109	149,053	32,227	359,218	9,381	2,183	28,138

Increase (decrease) in net assets resulting from Contract transactions	39,473	153,656	32,108	385,130	102,474	2,183	33,710

Total increase (decrease) in net assets	17,237	138,283	19,222	306,744	92,681	(7,208)	(59,462)

NET ASSETS:
Beginning of period	143,206	-	44,595	412,589	44,358	51,600	349,682

End of period	$160,443	$138,283	$63,817	$719,333	$137,039	$44,392	$290,220

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(126)	$(2,014)	$(16)	$154	$(53)	$1,712	$2,783
Net realized gain (loss) on investments	3,465	21,161	(17,182)	2,513	2,571	427	(106)
Change in net unrealized appreciation (depreciation) on investments	(6,875)	(78,861)	(1,013)	(7,632)	(8,823)	(19,215)	(8,572)

Net increase (decrease) in net assets resulting from operations	(3,536)	(59,714)	(18,211)	(4,965)	(6,305)	(17,076)	(5,895)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	51,190	-	16,744	8,372	10,753	100,000
Contract maintenance charges	(25)	(2,148)	(270)	(68)	(86)	(1,050)	(745)
Contract owners’ benefits	-	(5,955)	(345)	-	-	(1,401)	(2,939)
Net transfers (to) from the Company and/or Subaccounts	2,793	19,144	(107,964)	2,892	205,406	5,259	7,186

Increase (decrease) in net assets resulting from Contract transactions	2,768	62,231	(108,579)	19,568	213,692	13,561	103,502

Total increase (decrease) in net assets	(768)	2,517	(126,790)	14,603	207,387	(3,515)	97,607

NET ASSETS:
Beginning of period	10,976	179,269	146,463	19,775	31,274	119,529	-

End of period	$10,208	$181,786	$19,673	$34,378	$238,661	$116,014	$97,607

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,740	$2,562	$(360)	$(4)	$(4,048)	$(1,866)	$(2,237)
Net realized gain (loss) on investments	50,893	(44)	561	(0)	151,966	(253)	(139)
Change in net unrealized appreciation (depreciation) on investments	(70,613)	(14,274)	(4,006)	(188)	(312,483)	(70,256)	(20,977)

Net increase (decrease) in net assets resulting from operations	(17,980)	(11,756)	(3,805)	(192)	(164,565)	(72,375)	(23,353)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	3,753	48,737	23,782	5,826	5,826	-	9,551
Contract maintenance charges	(2,516)	(2,257)	(360)	-	(2,494)	(1,654)	(3,564)
Contract owners’ benefits	(5,380)	(3,944)	(696)	-	(49,033)	(7,768)	(7,879)
Net transfers (to) from the Company and/or Subaccounts	142,362	176,647	75	-	(743,217)	(110,758)	300,982

Increase (decrease) in net assets resulting from Contract transactions	138,219	219,183	22,801	5,826	(788,918)	(120,180)	299,090

Total increase (decrease) in net assets	120,239	207,427	18,996	5,634	(953,483)	(192,555)	275,737

NET ASSETS:
Beginning of period	154,795	-	21,052	-	1,160,525	314,837	-

End of period	$275,034	$207,427	$40,048	$5,634	$207,042	$122,282	$275,737

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Dimensional VA Global Bond Portfolio	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,500	$(38)	$143	$484	$326	$4,933	$838
Net realized gain (loss) on investments	35	1	278	(5)	233	(6,049)	(17)
Change in net unrealized appreciation (depreciation) on investments	(31,651)	23	(573)	(1,917)	(1,589)	(3,916)	(1,767)

Net increase (decrease) in net assets resulting from operations	(27,116)	(14)	(152)	(1,438)	(1,030)	(5,032)	(946)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	40,704	3,000	6,571	13,795	7,883	41,196	13,795
Contract maintenance charges	(3,205)	(91)	(33)	(44)	(9)	(415)	(54)
Contract owners’ benefits	(9,320)	(240)	-	-	-	(6,545)	-
Net transfers (to) from the Company and/or Subaccounts	203,378	12,079	105	(1)	171	(47,527)	(716)

Increase (decrease) in net assets resulting from Contract transactions	231,557	14,748	6,643	13,750	8,045	(13,291)	13,025

Total increase (decrease) in net assets	204,441	14,734	6,491	12,312	7,015	(18,323)	12,079

NET ASSETS:
Beginning of period	27,888	-	-	21,269	6,044	269,685	66,929

End of period	$232,329	$14,734	$6,491	$33,581	$13,059	$251,362	$79,008

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Dimensional VA US Large Value Portfolio	Dimensional VA US Targeted Value Portfolio	Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,138	$128	$16	$756	$(45,631)	$(1,429)	$271
Net realized gain (loss) on investments	(522)	769	187	1,973	823,690	27,599	(67)
Change in net unrealized appreciation (depreciation) on investments	(24,841)	(974)	(753)	(36,324)	(2,292,155)	(40,657)	(446)

Net increase (decrease) in net assets resulting from operations	(18,225)	(77)	(550)	(33,595)	(1,514,096)	(14,487)	(242)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	103,525	9,853	-	188,364	111,713	-	15,862
Contract maintenance charges	(502)	-	(43)	(4,776)	(35,919)	-	(30)
Contract owners’ benefits	(8,990)	-	-	(9,226)	(422,864)	(108,360)	(124)
Net transfers (to) from the Company and/or Subaccounts	(92,365)	1	(32)	346,122	(2,849,781)	(18,832)	(47)

Increase (decrease) in net assets resulting from Contract transactions	1,668	9,854	(75)	520,484	(3,196,851)	(127,192)	15,661

Total increase (decrease) in net assets	(16,557)	9,777	(625)	486,889	(4,710,947)	(141,679)	15,419

NET ASSETS:
Beginning of period	328,877	-	3,370	-	7,547,079	231,929	-

End of period	$312,320	$9,777	$2,745	$486,889	$2,836,132	$90,250	$15,419

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Fidelity VIP FundsManager 85% Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Franklin DynaTech VIP Fund	Franklin Income VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$93	$(109)	$(21,343)	$28,834	$(25,377)	$(2,837)	$54,433
Net realized gain (loss) on investments	(0)	38	828,142	200,025	360,323	159,622	307,941
Change in net unrealized appreciation (depreciation) on investments	(295)	885	(2,346,591)	(966,822)	(896,197)	(302,082)	(582,634)

Net increase (decrease) in net assets resulting from operations	(202)	814	(1,539,792)	(737,963)	(561,251)	(145,297)	(220,260)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	11,652	2,448	301,264	197,798	13,958	44,365	156,804
Contract maintenance charges	-	(143)	(68,027)	(67,706)	(21,778)	(2,081)	(30,670)
Contract owners’ benefits	-	-	(470,277)	(476,759)	(367,682)	(8,572)	(493,342)
Net transfers (to) from the Company and/or Subaccounts	0	14,100	(2,350,258)	185,081	(1,440,710)	(388,482)	(2,600,375)

Increase (decrease) in net assets resulting from Contract transactions	11,652	16,405	(2,587,298)	(161,586)	(1,816,212)	(354,770)	(2,967,583)

Total increase (decrease) in net assets	11,450	17,219	(4,127,090)	(899,549)	(2,377,463)	(500,067)	(3,187,843)

NET ASSETS:
Beginning of period	-	-	8,515,577	5,201,972	4,330,638	621,207	4,274,889

End of period	$11,450	$17,219	$4,388,487	$4,302,423	$1,953,175	$121,140	$1,087,046

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Franklin Multi-Asset Dynamic Multi-Strategy VIT, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(54,541)	$(1,341)	$(26,169)	$(2,834)	$(10,154)	$31,353	$681
Net realized gain (loss) on investments	644,739	506,098	831,042	151,794	191,655	(75,856)	(1,456)
Change in net unrealized appreciation (depreciation) on investments	(1,547,429)	(799,031)	(1,610,419)	(219,440)	(499,362)	(339,807)	(64,164)

Net increase (decrease) in net assets resulting from operations	(957,231)	(294,274)	(805,546)	(70,480)	(317,861)	(384,310)	(64,939)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	9	3,523	56,202	-	7,896	257,136	50,215
Contract maintenance charges	(70,407)	(27,099)	(38,370)	(5,634)	(7,330)	(49,460)	(4,113)
Contract owners’ benefits	(300,249)	(344,762)	(396,171)	(19,980)	(95,802)	(435,065)	(51,808)
Net transfers (to) from the Company and/or Subaccounts	(5,880,291)	(1,865,698)	(409,652)	(311,312)	(90,368)	55,672	28,275

Increase (decrease) in net assets resulting from Contract transactions	(6,250,938)	(2,234,036)	(787,991)	(336,926)	(185,604)	(171,717)	22,569

Total increase (decrease) in net assets	(7,208,169)	(2,528,310)	(1,593,537)	(407,406)	(503,465)	(556,027)	(42,370)

NET ASSETS:
Beginning of period	7,208,169	4,268,289	5,748,223	805,722	1,055,998	3,536,949	426,365

End of period	$-	$1,739,979	$4,154,686	$398,316	$552,533	$2,980,922	$383,995

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	Goldman Sachs VIT International Equity Insights Fund, Service Shares	Goldman Sachs VIT Large Cap Value Fund, Service Shares	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$45	$5,338	$(2,317)	$(1,988)	$(16,377)	$(185)	$(24)
Net realized gain (loss) on investments	(28)	3,517	71,281	(11,116)	232,060	139	234
Change in net unrealized appreciation (depreciation) on investments	(459)	(77,903)	(144,668)	(53,714)	(546,051)	(4,067)	(1,520)

Net increase (decrease) in net assets resulting from operations	(442)	(69,048)	(75,704)	(66,818)	(330,368)	(4,113)	(1,310)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	43	18	8,372	7,892	-	23,160
Contract maintenance charges	(6)	(3,481)	(8,849)	(1,728)	(18,656)	(9)	-
Contract owners’ benefits	(76)	(70,286)	(46,879)	(9,218)	(142,336)	-	(145)
Net transfers (to) from the Company and/or Subaccounts	-	(80,230)	(110,774)	(148,011)	(778,320)	1	-

Increase (decrease) in net assets resulting from Contract transactions	(82)	(153,954)	(166,484)	(150,585)	(931,420)	(8)	23,015

Total increase (decrease) in net assets	(524)	(223,002)	(242,188)	(217,403)	(1,261,788)	(4,121)	21,705

NET ASSETS:
Beginning of period	2,927	530,033	977,088	336,546	2,490,595	20,057	-

End of period	$2,403	$307,031	$734,900	$119,143	$1,228,807	$15,936	$21,705

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Goldman Sachs VIT Trend Driven Allocation, Service Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. American Value Fund, Series II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(840)	$(17,227)	$(2,714)	$(450)	$(162)	$(919)	$(2,284)
Net realized gain (loss) on investments	8,399	565,318	9,040	(149)	(105)	15,959	61,501
Change in net unrealized appreciation (depreciation) on investments	(34,195)	(1,260,231)	(51,611)	(18,122)	(4,101)	(42,216)	(76,752)

Net increase (decrease) in net assets resulting from operations	(26,636)	(712,140)	(45,285)	(18,721)	(4,368)	(27,176)	(17,535)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	13,988	-	-	-	-	23,000
Contract maintenance charges	(56)	(13,836)	(3,621)	(32)	(185)	(8)	(2,805)
Contract owners’ benefits	(3,816)	(135,959)	(10,442)	(2,669)	(832)	(4,482)	(28,700)
Net transfers (to) from the Company and/or Subaccounts	9	(2,019,372)	103,019	7	(521)	9	(2,151)

Increase (decrease) in net assets resulting from Contract transactions	(3,863)	(2,155,179)	88,956	(2,694)	(1,538)	(4,481)	(10,656)

Total increase (decrease) in net assets	(30,499)	(2,867,319)	43,671	(21,415)	(5,906)	(31,657)	(28,191)

NET ASSETS:
Beginning of period	80,975	3,789,290	195,318	90,505	21,478	86,433	316,381

End of period	$50,476	$921,971	$238,989	$69,090	$15,572	$54,776	$288,190

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	Invesco V.I. Capital Appreciation Fund, Series I	Invesco V.I. Capital Appreciation Fund, Series II	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$431,553	$(1,545)	$(2,627)	$169	$(2,093)	$79	$(839)
Net realized gain (loss) on investments	190,808	36,331	126,731	3,050	78,998	1,044	14,760
Change in net unrealized appreciation (depreciation) on investments	(1,807,813)	(80,148)	(236,232)	(3,450)	(120,854)	(1,412)	(40,159)

Net increase (decrease) in net assets resulting from operations	(1,185,452)	(45,362)	(112,128)	(231)	(43,949)	(289)	(26,238)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	6,000	-	10	-	117,650	13,064	-
Contract maintenance charges	(125,925)	(25)	(730)	(32)	(6,748)	(66)	(12)
Contract owners’ benefits	(622,098)	(6,561)	(59,787)	(1,434)	(27,857)	-	(4,844)
Net transfers (to) from the Company and/or Subaccounts	366,950	12	(364,149)	(363)	223,857	150	5

Increase (decrease) in net assets resulting from Contract transactions	(375,073)	(6,574)	(424,656)	(1,829)	306,902	13,148	(4,851)

Total increase (decrease) in net assets	(1,560,525)	(51,936)	(536,784)	(2,060)	262,953	12,859	(31,089)

NET ASSETS:
Beginning of period	7,647,691	145,048	628,683	79,034	695,656	-	83,259

End of period	$6,087,166	$93,112	$91,899	$76,974	$958,609	$12,859	$52,170

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,245)	$(3,076)	$2,717	$(991)	$(16,375)	$(628)	$(111)
Net realized gain (loss) on investments	85,253	323,751	(28,671)	11,327	484,285	(13,636)	(44)
Change in net unrealized appreciation (depreciation) on investments	(169,983)	(464,414)	(37,107)	(42,119)	(1,053,032)	(61,768)	(988)

Net increase (decrease) in net assets resulting from operations	(86,975)	(143,739)	(63,061)	(31,783)	(585,122)	(76,032)	(1,143)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	178,924	4,191	-	2,611	4,186	-
Contract maintenance charges	(1,965)	(17,707)	(753)	(12)	(11,779)	(1,056)	(6)
Contract owners’ benefits	(4,758)	(92,719)	(18,758)	(5,870)	(131,990)	(5,905)	(278)
Net transfers (to) from the Company and/or Subaccounts	(191,268)	(834,229)	(124,227)	11	(1,445,008)	(336,577)	-

Increase (decrease) in net assets resulting from Contract transactions	(197,991)	(765,731)	(139,547)	(5,871)	(1,586,166)	(339,352)	(284)

Total increase (decrease) in net assets	(284,966)	(909,470)	(202,608)	(37,654)	(2,171,288)	(415,384)	(1,427)

NET ASSETS:
Beginning of period	408,639	2,012,687	321,779	98,514	3,061,493	444,198	9,060

End of period	$123,673	$1,103,217	$119,171	$60,860	$890,205	$28,814	$7,633

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series I	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(62,197)	$4,800	$61	$(24,935)	$26	$(3,140)	$(406)
Net realized gain (loss) on investments	(56,740)	(4,247)	2,276	1,006,488	12,263	350,505	9,867
Change in net unrealized appreciation (depreciation) on investments	(507,377)	(63,724)	(4,085)	(1,495,573)	(20,461)	(599,694)	(19,692)

Net increase (decrease) in net assets resulting from operations	(626,314)	(63,171)	(1,748)	(514,020)	(8,172)	(252,329)	(10,231)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	15,957	85,081	-	1,869	-	41,274	8,372
Contract maintenance charges	(61,888)	(6,845)	(17)	(45,433)	(35)	(6,196)	(80)
Contract owners’ benefits	(462,193)	(64,148)	-	(323,114)	(212)	(174,896)	(167)
Net transfers (to) from the Company and/or Subaccounts	198,047	241,641	(229)	(2,062,926)	5	(539,266)	(67,504)

Increase (decrease) in net assets resulting from Contract transactions	(310,077)	255,729	(246)	(2,429,604)	(242)	(679,084)	(59,379)

Total increase (decrease) in net assets	(936,391)	192,558	(1,994)	(2,943,624)	(8,414)	(931,413)	(69,610)

NET ASSETS:
Beginning of period	4,891,131	426,385	25,077	5,895,840	38,414	1,500,509	102,462

End of period	$3,954,740	$618,943	$23,083	$2,952,216	$30,000	$569,096	$32,852

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Invesco V.I. U.S. Government Money Portfolio, Series I	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Growth and Income Portfolio	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio	Lord Abbett Series Fund Mid Cap Stock Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$18,433	$153,122	$(7,836)	$(925)	$(2,867)	$(2,958)	$(961)
Net realized gain (loss) on investments	-	(70,055)	312,135	21,746	11,053	63,970	4,538
Change in net unrealized appreciation (depreciation) on investments	-	(971,581)	(609,819)	(59,621)	(118,919)	(215,609)	(31,656)

Net increase (decrease) in net assets resulting from operations	18,433	(888,514)	(305,520)	(38,800)	(110,733)	(154,597)	(28,079)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	34,820	26,873	4,273	50	5	44,464	9
Contract maintenance charges	(607,912)	(88,125)	(16,735)	(3,979)	(2,505)	(7,369)	(1,608)
Contract owners’ benefits	(3,505,117)	(693,701)	(153,942)	(20,348)	(11,172)	(40,612)	(3,837)
Net transfers (to) from the Company and/or Subaccounts	28,610,699	117,908	(1,164,633)	(40,900)	(127,308)	(405,701)	(47,109)

Increase (decrease) in net assets resulting from Contract transactions	24,532,490	(637,045)	(1,331,037)	(65,177)	(140,980)	(409,218)	(52,545)

Total increase (decrease) in net assets	24,550,923	(1,525,559)	(1,636,557)	(103,977)	(251,713)	(563,815)	(80,624)

NET ASSETS:
Beginning of period	7,226,533	6,494,736	2,531,107	378,049	433,793	1,015,420	239,393

End of period	$31,777,456	$4,969,177	$894,550	$274,072	$182,080	$451,605	$158,769

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Lord Abbett Series Fund Short Duration Income Portfolio	MFS Emerging Markets Equity Portfolio, Service Class	MFS Growth Series, Initial Class	MFS Growth Series, Service Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Investors Trust Series, Initial Class	MFS Investors Trust Series, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$337	$112	$(1,144)	$(9,716)	$(111)	$(502)	$(3,953)
Net realized gain (loss) on investments	(131)	290	8,100	87,700	607	9,255	77,593
Change in net unrealized appreciation (depreciation) on investments	(1,229)	(1,456)	(42,110)	(384,081)	(4,763)	(22,891)	(154,916)

Net increase (decrease) in net assets resulting from operations	(1,023)	(1,054)	(35,154)	(306,097)	(4,267)	(14,138)	(81,276)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	8,391	-	-	-	358	-	18
Contract maintenance charges	(203)	(11)	(11)	(4,752)	(6)	-	(4,052)
Contract owners’ benefits	(833)	-	(4,005)	(14,390)	(794)	(3,964)	(57,135)
Net transfers (to) from the Company and/or Subaccounts	(1,174)	1	864	40,234	1,471	6	(6,212)

Increase (decrease) in net assets resulting from Contract transactions	6,181	(10)	(3,152)	21,092	1,029	(3,958)	(67,381)

Total increase (decrease) in net assets	5,158	(1,064)	(38,306)	(285,005)	(3,238)	(18,096)	(148,657)

NET ASSETS:
Beginning of period	13,985	5,022	108,692	930,893	17,058	80,666	491,315

End of period	$19,143	$3,958	$70,386	$645,888	$13,820	$62,570	$342,658

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS New Discovery Series, Initial Class	MFS New Discovery Series, Service Class	MFS Research Series, Initial Class	MFS Research Series, Service Class	MFS Total Return Bond Series, Service Class	MFS Total Return Series, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,709)	$(138)	$(8,361)	$(292)	$(492)	$13,071	$172
Net realized gain (loss) on investments	15,935	2,990	204,290	4,041	6,792	3,454	4,569
Change in net unrealized appreciation (depreciation) on investments	(43,072)	(6,857)	(409,506)	(10,555)	(17,573)	(228,062)	(11,753)

Net increase (decrease) in net assets resulting from operations	(28,846)	(4,005)	(213,577)	(6,806)	(11,273)	(211,537)	(7,012)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	765	-	-	-	-	37	-
Contract maintenance charges	(1,324)	(22)	(7,063)	(3)	(759)	(18,979)	(26)
Contract owners’ benefits	(7,341)	(269)	(36,074)	-	(6,487)	(123,240)	(2,340)
Net transfers (to) from the Company and/or Subaccounts	(843)	347	136,550	2	1,841	62,093	(602)

Increase (decrease) in net assets resulting from Contract transactions	(8,743)	56	93,413	(1)	(5,405)	(80,089)	(2,968)

Total increase (decrease) in net assets	(37,589)	(3,949)	(120,164)	(6,807)	(16,678)	(291,626)	(9,980)

NET ASSETS:
Beginning of period	144,849	12,852	643,488	37,050	63,708	1,399,108	64,231

End of period	$107,260	$8,903	$523,324	$30,243	$47,030	$1,107,482	$54,251

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	MFS Total Return Series, Service Class	MFS Utilities Series, Initial Class	MFS Utilities Series, Service Class	MFS Value Series, Service Class	Morgan Stanley VIF Global Real Estate Portfolio, Class II	PIMCO All Asset Portfolio	PIMCO Global Diversified Allocation Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$46	$54	$1,596	$(1,111)	$9,011	$2,356	$22,218
Net realized gain (loss) on investments	17,022	204	18,460	47,039	8,598	20,149	20,986
Change in net unrealized appreciation (depreciation) on investments	(41,204)	(293)	(21,661)	(84,411)	(120,715)	(35,632)	(188,622)

Net increase (decrease) in net assets resulting from operations	(24,136)	(35)	(1,605)	(38,483)	(103,106)	(13,127)	(145,418)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	32	-	60	-	-	18,162	4,945
Contract maintenance charges	(2,082)	(10)	(2,420)	(5,837)	(3,822)	(678)	(8,781)
Contract owners’ benefits	(6,276)	-	(6,336)	(37,770)	(14,624)	(9,666)	(79,731)
Net transfers (to) from the Company and/or Subaccounts	(8,424)	-	(30,424)	(30,765)	(24,981)	(229,536)	174,868

Increase (decrease) in net assets resulting from Contract transactions	(16,750)	(10)	(39,120)	(74,372)	(43,427)	(221,718)	91,301

Total increase (decrease) in net assets	(40,886)	(45)	(40,725)	(112,855)	(146,533)	(234,845)	(54,117)

NET ASSETS:
Beginning of period	219,275	5,423	236,148	510,860	393,347	292,363	951,684

End of period	$178,389	$5,378	$195,423	$398,005	$246,814	$57,518	$897,567

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Protective Life Dynamic Allocation Series Growth Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,824	$3,774	$239,265	$2,503	$111,635	$778	$(311)
Net realized gain (loss) on investments	(11,848)	(16,554)	(62,310)	(1,470)	(105,414)	31,365	944
Change in net unrealized appreciation (depreciation) on investments	(411,223)	(108,817)	(808,913)	(24,707)	(1,847,451)	(260,747)	(55,135)

Net increase (decrease) in net assets resulting from operations	(418,247)	(121,597)	(631,958)	(23,674)	(1,841,230)	(228,604)	(54,502)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	22,359	7,719	60,171	191,211	49,783	-
Contract maintenance charges	(17,634)	(24,128)	(74,894)	(21,522)	(163,721)	(15,450)	(2,689)
Contract owners’ benefits	(127,984)	(200,474)	(443,799)	(214,439)	(1,012,937)	(34,955)	(7,055)
Net transfers (to) from the Company and/or Subaccounts	188,545	11,376	75,577	(48,687)	465,709	1,089,788	(3,759)

Increase (decrease) in net assets resulting from Contract transactions	42,927	(190,867)	(435,397)	(224,477)	(519,738)	1,089,166	(13,503)

Total increase (decrease) in net assets	(375,320)	(312,464)	(1,067,355)	(248,151)	(2,360,968)	860,562	(68,005)

NET ASSETS:
Beginning of period	1,381,558	1,801,820	5,038,825	1,518,635	11,886,046	815,762	272,894

End of period	$1,006,238	$1,489,356	$3,971,470	$1,270,484	$9,525,078	$1,676,324	$204,889

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Protective Life Dynamic Allocation Series Moderate Portfolio	Royce Capital Fund Micro Cap Portfolio, Service Class	Royce Capital Fund Small Cap Portfolio, Service Class	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,788)	$(7,589)	$(15,268)	$(1,080)	$(1,478)	$2,262	$23,776
Net realized gain (loss) on investments	5,313	191,470	215,851	(14,780)	3,332	12,764	(4,460)
Change in net unrealized appreciation (depreciation) on investments	(126,332)	(366,717)	(503,410)	(45,082)	1,745	(63,489)	(200,943)

Net increase (decrease) in net assets resulting from operations	(122,807)	(182,836)	(302,827)	(60,942)	3,599	(48,463)	(181,627)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	18	2,047	74,644	45,302	-	17,417
Contract maintenance charges	(7,866)	(3,525)	(14,323)	(1,034)	(2,165)	(6)	(26,042)
Contract owners’ benefits	(25,066)	(16,495)	(156,739)	(10,645)	(4,268)	(6,171)	(104,752)
Net transfers (to) from the Company and/or Subaccounts	(2,673)	(324,159)	(176,329)	147,640	158,829	430	300,917

Increase (decrease) in net assets resulting from Contract transactions	(35,605)	(344,161)	(345,344)	210,605	197,698	(5,747)	187,540

Total increase (decrease) in net assets	(158,412)	(526,997)	(648,171)	149,663	201,297	(54,210)	5,913

NET ASSETS:
Beginning of period	672,758	989,572	2,433,150	29,388	-	210,940	1,950,794

End of period	$514,346	$462,575	$1,784,979	$179,051	$201,297	$156,730	$1,956,707

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Templeton Global Bond VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Equity Index Portfolio	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Growth Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(74,972)	$(1,083)	$(68)	$811	$582	$855	$(119)
Net realized gain (loss) on investments	(232,518)	(134)	(16)	1,608	2,568	339	10,712
Change in net unrealized appreciation (depreciation) on investments	(50,545)	(11,509)	(1,224)	(8,670)	(15,734)	(6,344)	(26,624)

Net increase (decrease) in net assets resulting from operations	(358,035)	(12,726)	(1,308)	(6,251)	(12,584)	(5,150)	(16,031)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	65,646	-	34,739	-	21,677	-	23,404
Contract maintenance charges	(94,008)	(1,385)	-	-	(47)	(3)	(26)
Contract owners’ benefits	(729,120)	(5,043)	(221)	-	-	-	(70)
Net transfers (to) from the Company and/or Subaccounts	46,827	30,418	-	2	(54)	1	667

Increase (decrease) in net assets resulting from Contract transactions	(710,655)	23,990	34,518	2	21,576	(2)	23,975

Total increase (decrease) in net assets	(1,068,690)	11,264	33,210	(6,249)	8,992	(5,152)	7,944

NET ASSETS:
Beginning of period	6,017,971	93,720	-	41,248	65,747	38,311	41,450

End of period	$4,949,281	$104,984	$33,210	$34,999	$74,739	$33,159	$49,394

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Moderate Allocation Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total International Stock Market Index Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$110	$230	$(737)	$295	$1,012	$1,577	$(44)
Net realized gain (loss) on investments	2,168	3,857	(225)	814	579	630	(15)
Change in net unrealized appreciation (depreciation) on investments	(7,169)	(14,977)	(36,294)	(7,186)	(6,405)	(16,101)	(769)

Net increase (decrease) in net assets resulting from operations	(4,891)	(10,890)	(37,256)	(6,077)	(4,814)	(13,894)	(828)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	11,824	46,563	648,408	5,912	13,795	27,589	23,160
Contract maintenance charges	(20)	(30)	-	(15)	(62)	(74)	-
Contract owners’ benefits	-	(214)	(1,998)	-	-	-	(145)
Net transfers (to) from the Company and/or Subaccounts	869	133	6	39	(438)	54	-

Increase (decrease) in net assets resulting from Contract transactions	12,673	46,452	646,416	5,936	13,295	27,569	23,015

Total increase (decrease) in net assets	7,782	35,562	609,160	(141)	8,481	13,675	22,187

NET ASSETS:
Beginning of period	14,507	42,763	-	22,484	79,699	99,707	-

End of period	$22,289	$78,325	$609,160	$22,343	$88,180	$113,382	$22,187

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

SUBACCOUNTS
Western Asset Core Plus VIT Portfolio, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,543
Net realized gain (loss) on investments	(42)
Change in net unrealized appreciation (depreciation) on investments	(19,734)

Net increase (decrease) in net assets resulting from operations	(17,233)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	169,799
Contract maintenance charges	(1,265)
Contract owners’ benefits	(2,553)
Net transfers (to) from the Company and/or Subaccounts	26,652

Increase (decrease) in net assets resulting from Contract transactions	192,633

Total increase (decrease) in net assets	175,400

NET ASSETS:
Beginning of period	41,909

End of period	$217,309

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2023

1.	ORGANIZATION

The Variable Annuity Account A (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Protective Life and Annuity Insurance Company (“PLAIC” or the “Company”) on August 21, 1998, and exists in accordance with the regulations of the New York State Department of Financial Services. The Company is a wholly owned subsidiary of Protective Life Insurance Company (“PLICO”). PLICO is a wholly owned subsidiary of Protective Life Corporation (“PLC”). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account’s value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

Contract owners may allocate some or all of the applicable net contributions or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company’s general liabilities from business operations.

Contract owners’ net contributions are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts.

The following is a list of the variable annuity products funded by the Separate Account:

Elements Classic Variable Annuity NY

Protective Aspirations NY Variable Annuity

Protective Investors Benefit Advisory Variable Annuity NY

Protective Variable Annuity II B Series NY

Protective Variable Annuity NY

Protective Variable Annuity NY B, C, & L Series

ProtectiveAccess XL NY

ProtectiveRewards Elite NY Variable Annuity

ProtectiveRewards NY Variable Annuity

For the years or periods ended December 31, 2023 and 2022, the Separate Account was invested in up to 143 Subaccounts, as follows:

AB VPS Discovery Value Portfolio, Class B
AB VPS Large Cap Growth Portfolio, Class B (a)
AB VPS Small Cap Growth Portfolio, Class B
American Funds IS Asset Allocation Fund, Class 4
American Funds IS Capital Income Builder, Class 4
American Funds IS Capital World Growth and Income Fund, Class 4
American Funds IS Global Growth Fund, Class 4
American Funds IS Global Small Capitalization Fund, Class 4
American Funds IS Growth Fund, Class 4
American Funds IS Growth-Income Fund, Class 4
American Funds IS International Fund, Class 4
American Funds IS New World Fund, Class 4
American Funds IS The Bond Fund of America, Class 4
American Funds IS U.S. Government Securities Fund, Class 4 (a)
American Funds IS Washington Mutual Investors Fund, Class 4
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III (a)
BlackRock Global Allocation V.I. Fund, Class III
ClearBridge Variable Large Cap Growth Portfolio, Class II (a)
ClearBridge Variable Mid Cap Portfolio, Class II
ClearBridge Variable Small Cap Growth Portfolio, Class II
Columbia VP Balanced Fund, Class 2 (a)
Columbia VP Intermediate Bond Fund, Class 2
Columbia VP Limited Duration Credit Fund, Class 2 (a)
Columbia VP Strategic Income Fund, Class 2 (a)
Dimensional VA Global Bond Portfolio
Dimensional VA International Small Portfolio
Dimensional VA International Value Portfolio
Dimensional VA Short-Term Fixed Portfolio
Dimensional VA US Large Value Portfolio
Dimensional VA US Targeted Value Portfolio (a)
Fidelity VIP Asset Manager Portfolio, Service Class 2
Fidelity VIP Balanced Portfolio, Service Class 2 (a)
Fidelity VIP Contrafund Portfolio, Service Class 2
Fidelity VIP Equity-Income Portfolio, Service Class 2
Fidelity VIP FundsManager 20% Portfolio, Service Class 2 (a)
Fidelity VIP FundsManager 85% Portfolio, Service Class 2 (a)
Fidelity VIP Health Care Portfolio, Service Class 2 (a)
Fidelity VIP Index 500 Portfolio, Service Class 2
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
Fidelity VIP Mid Cap Portfolio, Service Class 2

Franklin DynaTech VIP Fund
Franklin Income VIP Fund, Class 2
Franklin Multi-Asset Dynamic Multi-Strategy VIT, Class 2 (a)
Franklin Mutual Shares VIP Fund, Class 2
Franklin Rising Dividends VIP Fund, Class 2
Franklin Small Cap Value VIP Fund, Class 2
Franklin Small-Mid Cap Growth VIP Fund, Class 2
Franklin U.S. Government Securities VIP Fund, Class 2
Goldman Sachs VIT Core Fixed Income Fund, Service Shares
Goldman Sachs VIT International Equity Insights Fund, Institutional Shares
Goldman Sachs VIT International Equity Insights Fund, Service Shares
Goldman Sachs VIT Large Cap Value Fund, Service Shares
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares (a)
Goldman Sachs VIT Mid Cap Value Fund, Service Shares
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares (a)
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares
Goldman Sachs VIT Strategic Growth Fund, Service Shares
Goldman Sachs VIT Trend Driven Allocation, Service Shares
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares
Invesco V.I. American Franchise Fund, Series I
Invesco V.I. American Value Fund, Series II
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II
Invesco V.I. Capital Appreciation Fund, Series I
Invesco V.I. Capital Appreciation Fund, Series II
Invesco V.I. Comstock Fund, Series I
Invesco V.I. Comstock Fund, Series II
Invesco V.I. Conservative Balanced Fund, Series II (a)
Invesco V.I. Discovery Mid Cap Growth Fund, Series I
Invesco V.I. Discovery Mid Cap Growth Fund, Series II
Invesco V.I. Equity and Income Fund, Series II
Invesco V.I. EQV International Equity Fund, Series II (a)
Invesco V.I. Global Fund, Series I
Invesco V.I. Global Fund, Series II
Invesco V.I. Global Real Estate Fund, Series II
Invesco V.I. Global Strategic Income Fund
Invesco V.I. Global Strategic Income Fund, Series II
Invesco V.I. Government Securities Fund, Series II
Invesco V.I. Growth and Income Fund, Series I
Invesco V.I. Growth and Income Fund, Series II
Invesco V.I. Main Street Fund, Series I
Invesco V.I. Main Street Fund, Series II

Invesco V.I. Small Cap Equity Fund, Series II
Invesco V.I. U.S. Government Money Portfolio, Series I
Lord Abbett Series Fund Bond Debenture Portfolio
Lord Abbett Series Fund Fundamental Equity Portfolio
Lord Abbett Series Fund Growth and Income Portfolio
Lord Abbett Series Fund Growth Opportunities Portfolio
Lord Abbett Series Fund Inc. Dividend Growth Portfolio
Lord Abbett Series Fund Mid Cap Stock Portfolio
Lord Abbett Series Fund Short Duration Income Portfolio
MFS Emerging Markets Equity Portfolio, Service Class
MFS Growth Series, Initial Class
MFS Growth Series, Service Class
MFS International Intrinsic Value Portfolio, Service Class
MFS Investors Trust Series, Initial Class
MFS Investors Trust Series, Service Class
MFS Massachusetts Investors Growth Stock Portfolio, Service Class
MFS New Discovery Series, Initial Class
MFS New Discovery Series, Service Class
MFS Research Series, Initial Class
MFS Research Series, Service Class
MFS Total Return Bond Series, Service Class
MFS Total Return Series, Initial Class
MFS Total Return Series, Service Class
MFS Utilities Series, Initial Class
MFS Utilities Series, Service Class
MFS Value Series, Service Class
Morgan Stanley VIF Global Real Estate Portfolio, Class II
PIMCO All Asset Portfolio
PIMCO Global Diversified Allocation Portfolio
PIMCO Long-Term U.S. Government Portfolio, Advisor Class
PIMCO Low Duration Portfolio, Advisor Class
PIMCO Real Return Portfolio, Advisor Class
PIMCO Short-Term Portfolio, Advisor Class
PIMCO Total Return Portfolio, Advisor Class
Protective Life Dynamic Allocation Series Conservative Portfolio
Protective Life Dynamic Allocation Series Growth Portfolio
Protective Life Dynamic Allocation Series Moderate Portfolio
Royce Capital Fund Micro Cap Portfolio, Service Class
Royce Capital Fund Small Cap Portfolio, Service Class
T. Rowe Price Blue Chip Growth Portfolio, Class II
T. Rowe Price Health Sciences Portfolio, Class II (a)
Templeton Developing Markets VIP Fund, Class 2
Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2
Templeton Growth VIP Fund, Class 2
Vanguard VIF Capital Growth Portfolio (a)
Vanguard VIF Conservative Allocation Portfolio
Vanguard VIF Equity Index Portfolio
Vanguard VIF Global Bond Index Portfolio
Vanguard VIF Growth Portfolio
Vanguard VIF International Portfolio
Vanguard VIF Mid-Cap Index Portfolio
Vanguard VIF Moderate Allocation Portfolio (a)
Vanguard VIF Money Market Portfolio
Vanguard VIF Real Estate Index Portfolio
Vanguard VIF Short-Term Investment-Grade Portfolio
Vanguard VIF Total Bond Market Index Portfolio
Vanguard VIF Total International Stock Market Index Portfolio (a)
Vanguard VIF Total Stock Market Index Portfolio (a)
Western Asset Core Plus VIT Portfolio, Class II

(a)	See Subaccount Changes tables below

Subaccount Changes:

During 2022, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Goldman Sachs VIT Growth Opportunities Fund	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	April 29, 2022
Invesco V.I. International Growth Fund II	Invesco V.I. EQV International Equity Fund, Series II	April 22, 2022

During 2022, the following Subaccounts were closed:

Subaccount	Date of Closure
Franklin Multi-Asset Dynamic Multi-Strategy VIT, Class 2	August 31, 2022

During 2022 and 2023, the following Subaccounts were opened:

Subaccount	Date of Commencement

AB VPS Large Cap Growth Portfolio, Class B	January 12, 2022

American Funds IS U.S. Government Securities Fund, Class 4	May 19, 2022

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	January 12, 2022

ClearBridge Variable Large Cap Growth Portfolio, Class II	December 9, 2022

Columbia VP Balanced Fund, Class 2	January 12, 2022

Columbia VP Limited Duration Credit Fund, Class 2	May 31, 2022

Columbia VP Strategic Income Fund, Class 2	July 13, 2022

Dimensional VA US Targeted Value Portfolio	December 9, 2022

Fidelity VIP Balanced Portfolio, Service Class 2	January 12, 2022

Fidelity VIP FundsManager 20% Portfolio, Service Class 2	May 9, 2022

Fidelity VIP FundsManager 85% Portfolio, Service Class 2	December 9, 2022

Fidelity VIP Health Care Portfolio, Service Class 2	April 29, 2022

Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	April 26, 2022

Invesco V.I. Conservative Balanced Fund, Series II	July 13, 2022

T. Rowe Price Health Sciences Portfolio, Class II	January 31, 2022

Vanguard VIF Capital Growth Portfolio	April 29, 2022

Vanguard VIF Moderate Allocation Portfolio	June 30, 2022

Vanguard VIF Money Market Portfolio	February 28, 2023

Vanguard VIF Total International Stock Market Index Portfolio	April 29, 2022

Vanguard VIF Total Stock Market Index Portfolio	September 7, 2023

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

Certain Subaccounts that had no investments balances as of December 31, 2023 or that did not have activity during the year ended December 31, 2023 are not presented on the Statements of Assets and Liabilities as of December 31, 2023 or Statements of Operations for the year ended December 31, 2023, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts’ designated reinvestment dates.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity period

Net assets allocated to Contracts in the annuity period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the last-in-first-out (LIFO) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2023. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

Subaccount	Purchases		Sales
AB VPS Discovery Value Portfolio, Class B	$15,715		$167,168
AB VPS Large Cap Growth Portfolio, Class B	33,054		29,464
AB VPS Small Cap Growth Portfolio, Class B	18,610		7,032
American Funds IS Asset Allocation Fund, Class 4	119,590		52,639
American Funds IS Capital Income Builder, Class 4	6,136		11,629
American Funds IS Capital World Growth and Income Fund, Class 4	835		1,679
American Funds IS Global Growth Fund, Class 4	37,612		117,854
American Funds IS Global Small Capitalization Fund, Class 4	1,042		788
American Funds IS Growth Fund, Class 4	15,186		47,198
American Funds IS Growth-Income Fund, Class 4	19,254		3,430
American Funds IS International Fund, Class 4	3,557		19,852
American Funds IS New World Fund, Class 4	10,975		42,854
American Funds IS The Bond Fund of America, Class 4	52,367		56,873
American Funds IS U.S. Government Securities Fund, Class 4	24,531		10,068
American Funds IS Washington Mutual Investors Fund, Class 4	56,495		36,869
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	46,850		12,007
BlackRock Global Allocation V.I. Fund, Class III	3,152		7,716
ClearBridge Variable Large Cap Growth Portfolio, Class II	3,292		7,393
ClearBridge Variable Mid Cap Portfolio, Class II	1,785,722		1,176,237
ClearBridge Variable Small Cap Growth Portfolio, Class II	833,450		674,079
Columbia VP Balanced Fund, Class 2	93,302		29,717
Columbia VP Intermediate Bond Fund, Class 2	25,839		40,518
Columbia VP Limited Duration Credit Fund, Class 2	579		1,127
Columbia VP Strategic Income Fund, Class 2	1,437		244
Dimensional VA Global Bond Portfolio	1,372		174
Dimensional VA International Small Portfolio	72,181		433
Dimensional VA International Value Portfolio	19,256		93,798
Dimensional VA Short-Term Fixed Portfolio	3,566		573
Dimensional VA US Large Value Portfolio	17,269		18,794
Dimensional VA US Targeted Value Portfolio	523,698		14,794
Fidelity VIP Asset Manager Portfolio, Service Class 2	101		83
Fidelity VIP Balanced Portfolio, Service Class 2	186,130		51,695
Fidelity VIP Contrafund Portfolio, Service Class 2	3,632,909		2,477,449
Fidelity VIP Equity-Income Portfolio, Service Class 2	0	*	92,832
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	377		12,274
Fidelity VIP FundsManager 85% Portfolio, Service Class 2	23		12,700
Fidelity VIP Health Care Portfolio, Service Class 2	50,001		2,088
Fidelity VIP Index 500 Portfolio, Service Class 2	5,655,610		4,171,494
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	447,754		695,010
Fidelity VIP Mid Cap Portfolio, Service Class 2	3,883,653		3,031,910
Franklin DynaTech VIP Fund	605,241		192,906
Franklin Income VIP Fund, Class 2	5,586,624		3,445,960

* The Subaccount has dollars that round to less than one.

Subaccount	Purchases		Sales
Franklin Mutual Shares VIP Fund, Class 2	$5,174,919		$3,908,408
Franklin Rising Dividends VIP Fund, Class 2	3,500,595		3,646,267
Franklin Small Cap Value VIP Fund, Class 2	979,017		807,230
Franklin Small-Mid Cap Growth VIP Fund, Class 2	943,179		681,337
Franklin U.S. Government Securities VIP Fund, Class 2	148,018		544,687
Goldman Sachs VIT Core Fixed Income Fund, Service Shares	29,352		64,166
Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	70		133
Goldman Sachs VIT International Equity Insights Fund, Service Shares	363,424		303,760
Goldman Sachs VIT Large Cap Value Fund, Service Shares	201,405		300,609
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	712,417		545,623
Goldman Sachs VIT Mid Cap Value Fund, Service Shares	2,436,179		2,051,572
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	178		240
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	142		5,818
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	2,538		4,116
Goldman Sachs VIT Strategic Growth Fund, Service Shares	2,649,483		1,122,217
Goldman Sachs VIT Trend Driven Allocation, Service Shares	39,523		38,351
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	525		3,539
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	310		2,119
Invesco V.I. American Franchise Fund, Series I	1,316		12,727
Invesco V.I. American Value Fund, Series II	411,616		397,895
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	173,407		974,627
Invesco V.I. Capital Appreciation Fund, Series I	7		14,802
Invesco V.I. Capital Appreciation Fund, Series II	357,002		118,547
Invesco V.I. Comstock Fund, Series I	10,440		1,975
Invesco V.I. Comstock Fund, Series II	1,314,687		1,298,672
Invesco V.I. Conservative Balanced Fund, Series II	2,403		413
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	4		12,111
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	323,791		195,981
Invesco V.I. Equity and Income Fund, Series II	2,733,384		2,135,087
Invesco V.I. EQV International Equity Fund, Series II	281,423		193,834
Invesco V.I. Global Fund, Series I	7,357		15,537
Invesco V.I. Global Fund, Series II	2,317,830		1,326,929
Invesco V.I. Global Real Estate Fund, Series II	485,454		244,582
Invesco V.I. Global Strategic Income Fund	0	*	257
Invesco V.I. Global Strategic Income Fund, Series II	50,356		809,458
Invesco V.I. Government Securities Fund, Series II	37,978		90,367
Invesco V.I. Growth and Income Fund, Series I	3,475		370
Invesco V.I. Growth and Income Fund, Series II	8,231,672		7,074,683
Invesco V.I. Main Street Fund, Series I	2,614		650
Invesco V.I. Main Street Fund, Series II	764,394		549,834
Invesco V.I. Small Cap Equity Fund, Series II	104,350		56,575
Invesco V.I. U.S. Government Money Portfolio, Series I	33,765,222		57,756,336
Lord Abbett Series Fund Bond Debenture Portfolio	510,702		946,392
Lord Abbett Series Fund Fundamental Equity Portfolio	3,105,608		2,202,902
Lord Abbett Series Fund Growth and Income Portfolio	23,754		57,298
Lord Abbett Series Fund Growth Opportunities Portfolio	912,414		528,978
Lord Abbett Series Fund Inc. Dividend Growth Portfolio	408,300		341,756

* The Subaccount has dollars that round to less than one.

Subaccount	Purchases	Sales
Lord Abbett Series Fund Mid Cap Stock Portfolio	$179,083	$172,661
Lord Abbett Series Fund Short Duration Income Portfolio	4,507	1,781
MFS Emerging Markets Equity Portfolio, Service Class	50	66
MFS Growth Series, Initial Class	6,265	5,486
MFS Growth Series, Service Class	64,275	110,522
MFS International Intrinsic Value Portfolio, Service Class	1,804	1,775
MFS Investors Trust Series, Initial Class	4,078	4,609
MFS Investors Trust Series, Service Class	23,098	63,893
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	6,533	34,260
MFS New Discovery Series, Initial Class	60	422
MFS New Discovery Series, Service Class	18,792	98,188
MFS Research Series, Initial Class	1,968	465
MFS Research Series, Service Class	2,848	8,489
MFS Total Return Bond Series, Service Class	70,162	235,385
MFS Total Return Series, Initial Class	3,964	2,599
MFS Total Return Series, Service Class	14,834	11,015
MFS Utilities Series, Initial Class	468	82
MFS Utilities Series, Service Class	32,910	13,276
MFS Value Series, Service Class	44,514	56,292
Morgan Stanley VIF Global Real Estate Portfolio, Class II	55,191	69,661
PIMCO All Asset Portfolio	519,596	394,078
PIMCO Global Diversified Allocation Portfolio	117,271	134,194
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	158,335	273,802
PIMCO Low Duration Portfolio, Advisor Class	71,453	306,381
PIMCO Real Return Portfolio, Advisor Class	209,845	910,511
PIMCO Short-Term Portfolio, Advisor Class	283,077	299,943
PIMCO Total Return Portfolio, Advisor Class	639,440	1,664,921
Protective Life Dynamic Allocation Series Conservative Portfolio	372,825	82,046
Protective Life Dynamic Allocation Series Growth Portfolio	19,727	17,471
Protective Life Dynamic Allocation Series Moderate Portfolio	115,313	40,397
Royce Capital Fund Micro Cap Portfolio, Service Class	801,188	574,671
Royce Capital Fund Small Cap Portfolio, Service Class	1,488,415	1,668,298
T. Rowe Price Blue Chip Growth Portfolio, Class II	30,025	59,098
T. Rowe Price Health Sciences Portfolio, Class II	75,759	11,923
Templeton Developing Markets VIP Fund, Class 2	679,134	448,333
Templeton Foreign VIP Fund, Class 2	448,150	762,583
Templeton Global Bond VIP Fund, Class 2	124,007	809,065
Templeton Growth VIP Fund, Class 2	247,434	172,762
Vanguard VIF Capital Growth Portfolio	2,267	11,356
Vanguard VIF Conservative Allocation Portfolio	1,630	111
Vanguard VIF Equity Index Portfolio	3,794	843
Vanguard VIF Global Bond Index Portfolio	1,104	106
Vanguard VIF Growth Portfolio	274	3,885
Vanguard VIF International Portfolio	1,368	481
Vanguard VIF Mid-Cap Index Portfolio	2,694	8,517
Vanguard VIF Moderate Allocation Portfolio	34,355	12,591
Vanguard VIF Money Market Portfolio	567,538	567,538
Vanguard VIF Real Estate Index Portfolio	1,824	113
Vanguard VIF Short-Term Investment-Grade Portfolio	215,451	879

Subaccount	Purchases	Sales
Vanguard VIF Total Bond Market Index Portfolio	$276,655	$1,518
Vanguard VIF Total International Stock Market Index Portfolio	64,881	7,609
Vanguard VIF Total Stock Market Index Portfolio	149,139	213
Western Asset Core Plus VIT Portfolio, Class II	69,659	21,381

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2023 and 2022 were as follows:

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed		Net Increase (Decrease)

AB VPS Discovery Value Portfolio, Class B	-	16,713	(16,713)	4,871	678		4,193
AB VPS Large Cap Growth Portfolio, Class B	2,089	2,481	(392)	16,140	1,217		14,923
AB VPS Small Cap Growth Portfolio, Class B	2,581	939	1,642	9,900	4,189		5,711
American Funds IS Asset Allocation Fund, Class 4	4,911	2,802	2,109	29,431	3,970		25,461
American Funds IS Capital Income Builder, Class 4	207	800	(593)	9,194	1,215		7,979
American Funds IS Capital World Growth and Income Fund, Class 4	-	76	(76)	184	0	*	184
American Funds IS Global Growth Fund, Class 4	972	6,478	(5,506)	4,388	2,462		1,926
American Funds IS Global Small Capitalization Fund, Class 4	81	52	29	224	2		222
American Funds IS Growth Fund, Class 4	129	1,738	(1,609)	3,215	471		2,744
American Funds IS Growth-Income Fund, Class 4	1,042	175	867	1,294	10,340		(9,046)
American Funds IS International Fund, Class 4	294	1,774	(1,480)	1,889	7		1,882
American Funds IS New World Fund, Class 4	706	3,455	(2,749)	21,412	7		21,405
American Funds IS The Bond Fund of America, Class 4	4,954	5,722	(768)	2,334	987		1,347
American Funds IS U.S. Government Securities Fund, Class 4	2,204	922	1,282	10,708	380		10,328
American Funds IS Washington Mutual Investors Fund, Class 4	2,813	1,889	924	10,146	1,913		8,233
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	4,308	913	3,395	23,835	1,287		22,548
BlackRock Global Allocation V.I. Fund, Class III	242	782	(540)	2,743	141		2,602
ClearBridge Variable Large Cap Growth Portfolio, Class II	327	680	(353)	680	-		680
ClearBridge Variable Mid Cap Portfolio, Class II	73,822	51,640	22,182	59,100	87,305		(28,205)
ClearBridge Variable Small Cap Growth Portfolio, Class II	26,971	22,974	3,997	23,158	26,546		(3,388)
Columbia VP Balanced Fund, Class 2	9,290	2,539	6,751	32,122	1,847		30,275
Columbia VP Intermediate Bond Fund, Class 2	2,530	4,597	(2,067)	28,055	2,227		25,828
Columbia VP Limited Duration Credit Fund, Class 2	14	101	(87)	1,652	36		1,616
Columbia VP Strategic Income Fund, Class 2	132	16	116	750	4		746
Dimensional VA Global Bond Portfolio	-	8	(8)	1,488	5		1,483
Dimensional VA International Small Portfolio	5,540	27	5,513	682	1		681
Dimensional VA International Value Portfolio	475	5,972	(5,497)	8,677	9,269		(592)
Dimensional VA Short-Term Fixed Portfolio	45	33	12	1,429	97		1,332

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed		Net Increase (Decrease)

Dimensional VA US Large Value Portfolio	357	1,152	(795)	6,924		6,896		28
Dimensional VA US Targeted Value Portfolio	25,328	641	24,687	518		0	*	518
Fidelity VIP Asset Manager Portfolio, Service Class 2	1	5	(4)	0	*	9		(9)
Fidelity VIP Balanced Portfolio, Service Class 2	15,525	4,306	11,219	58,567		5,752		52,815
Fidelity VIP Contrafund Portfolio, Service Class 2	118,216	76,071	42,145	236,774		332,778		(96,004)
Fidelity VIP Equity-Income Portfolio, Service Class 2	-	3,064	(3,064)	1		4,286		(4,285)
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	21	1,280	(1,259)	2,151		476		1,675
Fidelity VIP FundsManager 85% Portfolio, Service Class 2	-	1,231	(1,231)	1,231		-		1,231
Fidelity VIP Health Care Portfolio, Service Class 2	5,164	139	5,025	1,977		169		1,808
Fidelity VIP Index 500 Portfolio, Service Class 2	168,052	123,783	44,269	252,007		332,793		(80,786)
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	30,784	53,548	(22,764)	52,979		63,981		(11,002)
Fidelity VIP Mid Cap Portfolio, Service Class 2	159,508	129,280	30,228	155,875		229,239		(73,364)
Franklin DynaTech VIP Fund	21,604	7,182	14,422	33,214		43,983		(10,769)
Franklin Income VIP Fund, Class 2	303,398	204,776	98,622	256,600		429,396		(172,796)
Franklin Multi-Asset Dynamic Multi-Strategy VIT, Class 2	-	-	-	7,357		549,195		(541,838)
Franklin Mutual Shares VIP Fund, Class 2	264,413	218,084	46,329	245,279		366,983		(121,704)
Franklin Rising Dividends VIP Fund, Class 2	93,984	115,762	(21,778)	267,809		297,434		(29,625)
Franklin Small Cap Value VIP Fund, Class 2	37,020	32,805	4,215	47,594		60,443		(12,849)
Franklin Small-Mid Cap Growth VIP Fund, Class 2	36,132	26,725	9,407	44,651		50,581		(5,930)
Franklin U.S. Government Securities VIP Fund, Class 2	7,786	52,372	(44,586)	49,743		65,831		(16,088)
Goldman Sachs VIT Core Fixed Income Fund, Service Shares	2,018	6,152	(4,134)	8,766		6,341		2,425
Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	-	4	(4)	0	*	4		(4)
Goldman Sachs VIT International Equity Insights Fund, Service Shares	24,376	19,996	4,380	44,129		54,309		(10,180)
Goldman Sachs VIT Large Cap Value Fund, Service Shares	5,549	11,718	(6,169)	4,239		10,848		(6,609)
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	23,314	18,474	4,840	13,113		17,321		(4,208)
Goldman Sachs VIT Mid Cap Value Fund, Service Shares	97,041	86,116	10,925	103,776		144,152		(40,376)
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	-	-	-	0	*	0	*	(0)*
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	-	627	(627)	2,469		17		2,452
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	-	38	(38)	0	*	47		(47)
Goldman Sachs VIT Strategic Growth Fund, Service Shares	67,236	28,432	38,804	126,260		175,177		(48,917)
Goldman Sachs VIT Trend Driven Allocation, Service Shares	2,906	2,792	114	8,506		1,351		7,155
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	-	29	(29)	0	*	33		(33)

	2023				2022
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)

Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	6		45	(39)	0	*	36	(36)
Invesco V.I. American Franchise Fund, Series I	-		666	(666)	1		276	(275)
Invesco V.I. American Value Fund, Series II	14,991		17,123	(2,132)	10,781		11,433	(652)
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	11,541		63,089	(51,548)	87,165		112,992	(25,827)
Invesco V.I. Capital Appreciation Fund, Series I	-		249	(249)	1		132	(131)
Invesco V.I. Capital Appreciation Fund, Series II	11,673		3,014	8,659	33,925		45,525	(11,600)
Invesco V.I. Comstock Fund, Series I	-		20	(20)	0	*	42	(42)
Invesco V.I. Comstock Fund, Series II	39,399		42,381	(2,982)	45,097		34,348	10,749
Invesco V.I. Conservative Balanced Fund, Series II	228		24	204	1,462		7	1,455
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	-		267	(267)	0	*	112	(112)
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	23,107		14,231	8,876	30,785		41,729	(10,944)
Invesco V.I. Equity and Income Fund, Series II	113,922		93,183	20,739	86,442		114,892	(28,450)
Invesco V.I. EQV International Equity Fund, Series II	19,151		13,432	5,719	32,849		46,686	(13,837)
Invesco V.I. Global Fund, Series I	-		236	(236)	0	*	106	(106)
Invesco V.I. Global Fund, Series II	81,885		48,215	33,670	139,836		187,823	(47,987)
Invesco V.I. Global Real Estate Fund, Series II	38,018		19,941	18,077	78,969		103,405	(24,436)
Invesco V.I. Global Strategic Income Fund	-		7	(7)	0	*	14	(14)
Invesco V.I. Global Strategic Income Fund, Series II	3,975		55,885	(51,910)	26,345		46,080	(19,735)
Invesco V.I. Government Securities Fund, Series II	2,908		8,748	(5,840)	34,542		8,568	25,974
Invesco V.I. Growth and Income Fund, Series I	0	*	1	(1)	1		7	(6)
Invesco V.I. Growth and Income Fund, Series II	298,865		274,912	23,953	307,397		402,172	(94,775)
Invesco V.I. Main Street Fund, Series I	-		4	(4)	0	*	7	(7)
Invesco V.I. Main Street Fund, Series II	23,025		17,533	5,492	43,780		64,517	(20,737)
Invesco V.I. Small Cap Equity Fund, Series II	5,021		2,839	2,182	4,158		6,655	(2,497)
Invesco V.I. U.S. Government Money Portfolio, Series I	10,352,963		18,225,425	(7,872,462)	32,999,148		25,360,435	7,638,713
Lord Abbett Series Fund Bond Debenture Portfolio	13,709		52,859	(39,150)	20,857		51,587	(30,730)
Lord Abbett Series Fund Fundamental Equity Portfolio	136,473		101,330	35,143	131,166		191,273	(60,107)
Lord Abbett Series Fund Growth and Income Portfolio	666		2,033	(1,367)	407		2,871	(2,464)
Lord Abbett Series Fund Growth Opportunities Portfolio	30,924		18,615	12,309	44,771		48,189	(3,418)
Lord Abbett Series Fund Inc. Dividend Growth Portfolio	10,392		10,161	231	24,861		35,436	(10,575)
Lord Abbett Series Fund Mid Cap Stock Portfolio	8,129		8,021	108	3,032		5,590	(2,558)
Lord Abbett Series Fund Short Duration Income Portfolio	374		161	213	1,342		692	650

	2023				2022
Subaccount	Units Issued	Units Redeemed		Net Increase (Decrease)	Units Issued		Units Redeemed		Net Increase (Decrease)

MFS Emerging Markets Equity Portfolio, Service Class	-	1		(1)	0	*	1		(1)
MFS Growth Series, Initial Class	-	66		(66)	14		66		(52)
MFS Growth Series, Service Class	170	2,388		(2,218)	1,011		466		545
MFS International Intrinsic Value Portfolio, Service Class	31	76		(45)	111		60		51
MFS Investors Trust Series, Initial Class	-	84		(84)	0	*	94		(94)
MFS Investors Trust Series, Service Class	68	1,647		(1,579)	213		1,873		(1,660)
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	73	1,437		(1,364)	215		590		(375)
MFS New Discovery Series, Initial Class	1	5		(4)	5		5		-
MFS New Discovery Series, Service Class	549	2,456		(1,907)	3,567		1,258		2,309
MFS Research Series, Initial Class	-	-		-	0	*	0	*	(0)*
MFS Research Series, Service Class	-	181		(181)	52		174		(122)
MFS Total Return Bond Series, Service Class	3,643	19,988		(16,345)	6,272		13,324		(7,052)
MFS Total Return Series, Initial Class	15	50		(35)	0	*	84		(84)
MFS Total Return Series, Service Class	119	282		(163)	10		557		(547)
MFS Utilities Series, Initial Class	-	0	*	-	0	*	0	*	(0)*
MFS Utilities Series, Service Class	470	308		162	77		1,139		(1,062)
MFS Value Series, Service Class	469	1,774		(1,305)	36		2,706		(2,670)
Morgan Stanley VIF Global Real Estate Portfolio, Class II	4,596	6,245		(1,649)	5,346		9,111		(3,765)
PIMCO All Asset Portfolio	39,346	30,751		8,595	22,489		38,056		(15,567)
PIMCO Global Diversified Allocation Portfolio	6,999	9,436		(2,437)	56,560		47,095		9,465
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	12,328	23,613		(11,285)	15,575		12,004		3,571
PIMCO Low Duration Portfolio, Advisor Class	2,472	29,720		(27,248)	8,991		28,297		(19,306)
PIMCO Real Return Portfolio, Advisor Class	9,421	76,187		(66,766)	31,013		68,115		(37,102)
PIMCO Short-Term Portfolio, Advisor Class	23,058	27,824		(4,766)	12,461		34,971		(22,510)
PIMCO Total Return Portfolio, Advisor Class	30,888	145,359		(114,471)	83,312		131,179		(47,867)
Protective Life Dynamic Allocation Series Conservative Portfolio	26,739	5,148		21,591	103,918		9,389		94,529
Protective Life Dynamic Allocation Series Growth Portfolio	47	1,098		(1,051)	209		1,170		(961)
Protective Life Dynamic Allocation Series Moderate Portfolio	9,090	2,803		6,287	13		2,954		(2,941)
Royce Capital Fund Micro Cap Portfolio, Service Class	51,071	37,963		13,108	40,006		60,060		(20,054)
Royce Capital Fund Small Cap Portfolio, Service Class	73,656	95,030		(21,374)	201,563		223,844		(22,281)
T. Rowe Price Blue Chip Growth Portfolio, Class II	3,181	6,019		(2,838)	39,064		16,528		22,536
T. Rowe Price Health Sciences Portfolio, Class II	7,240	983		6,257	24,428		2,910		21,518

	2023				2022
Subaccount	Units Issued	Units Redeemed		Net Increase (Decrease)	Units Issued	Units Redeemed		Net Increase (Decrease)

Templeton Developing Markets VIP Fund, Class 2	64,416	44,915		19,501	118,392	118,982		(590)
Templeton Foreign VIP Fund, Class 2	33,079	64,960		(31,881)	140,289	123,179		17,110
Templeton Global Bond VIP Fund, Class 2	13,561	78,450		(64,889)	32,838	107,074		(74,236)
Templeton Growth VIP Fund, Class 2	16,878	12,064		4,814	31,035	29,297		1,738
Vanguard VIF Capital Growth Portfolio	-	836		(836)	2,730	18		2,712
Vanguard VIF Conservative Allocation Portfolio	-	-		-	-	0	*	-
Vanguard VIF Equity Index Portfolio	3	42		(39)	1,732	33		1,699
Vanguard VIF Global Bond Index Portfolio	46	0	*	46	28	31		(3)
Vanguard VIF Growth Portfolio	14	337		(323)	2,362	18		2,344
Vanguard VIF International Portfolio	23	43		(20)	1,359	2		1,357
Vanguard VIF Mid-Cap Index Portfolio	5	638		(633)	3,526	31		3,495
Vanguard VIF Moderate Allocation Portfolio	-	982		(982)	58,919	157		58,762
Vanguard VIF Money Market Portfolio	56,068	56,068		-	-	-		-
Vanguard VIF Real Estate Index Portfolio	21	4		17	526	13		513
Vanguard VIF Short-Term Investment-Grade Portfolio	22,079	42		22,037	1,482	82		1,400
Vanguard VIF Total Bond Market Index Portfolio	30,412	65		30,347	3,240	61		3,179
Vanguard VIF Total International Stock Market Index Portfolio	5,490	637		4,853	2,055	14		2,041
Vanguard VIF Total Stock Market Index Portfolio	10,489	5		10,484	-	-		-
Western Asset Core Plus VIT Portfolio, Class II	7,208	2,163		5,045	22,793	508		22,285

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract’s total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Administrative Fee
This fee is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk and admin within the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.10%-0.15% of the average daily net assets of the Subaccounts

Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.20% - 1.60% of the average daily net assets of the Subaccounts

Deductions for Premium Taxes
Some states impose premium taxes at rates currently ranging up to 3.5%; if premium taxes are applicable, the mandated amount would be deducted from the contribution when it is received which will in turn reduce Contract owners’ net payments on the Statement of Changes in Net Assets.	0.0% - 3.5% of each contribution, varies by state

Charge for Optional Benefits

This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional living and/or death benefits elected by the Contract owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.

0.10% - 2.00% of benefit base 1.00% - 2.20% of floored asset base $0.25 - $18.94 per $1,000 on net amount at risk

Contract Maintenance Charge

This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.

$0 - $35 annually

Surrender Charge (Contingent Deferred Sales Charge)

This charge is assessed to reimburse the Company for some of the costs of distributing the Contracts. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.

0.00% - 9.00% of surrendered amount

Transfer Charge

Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge would be deducted upon transfer, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.

$25 per transfer, after the first 12 transfers in any Contract calendar year

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account.  These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2023 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

AB VPS Discovery Value Portfolio, Class B
2023	-	$9.76	$9.76	$-	1.57%	0.30%	0.30%	1.62%	1.62%
2022	17	9.60	9.60	160	0.70%	0.30%	0.30%	(16.07)%	(16.07)%
2021	13	11.44	11.44	143	0.00%	0.30%	0.30%	(1.49)%	(1.49)%
AB VPS Large Cap Growth Portfolio, Class B
2023	15	12.33	12.33	179	0.00%	1.30%	1.30%	33.04%	33.04%
2022	15	9.27	9.27	138	0.00%	1.30%	1.30%	(29.61)%	(29.61)%
AB VPS Small Cap Growth Portfolio, Class B
2023	12	7.57	7.57	87	0.00%	0.30%	0.30%	17.37%	17.37%
2022	10	6.45	6.45	64	0.00%	0.30%	0.30%	(39.45)%	(39.45)%
2021	4	10.65	10.65	45	0.00%	0.30%	0.30%	(8.96)%	(8.96)%
American Funds IS Asset Allocation Fund, Class 4
2023	52	16.26	16.26	844	2.05%	1.30%	1.30%	12.55%	12.55%
2022	50	14.44	14.44	719	2.11%	1.30%	1.30%	(14.78)%	(14.78)%
2021	24	16.95	16.95	413	1.33%	1.30%	1.30%	13.35%	13.35%
2020	26	14.95	14.95	395	1.40%	1.30%	1.30%	10.70%	10.70%
2019	27	13.51	13.51	362	1.74%	1.30%	1.30%	19.36%	19.36%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

American Funds IS Capital Income Builder, Class 4
2023	11	$12.98	$12.98	$139	2.68%	1.30%	1.30%	7.35%	7.35%
2022	11	12.09	12.09	137	3.38%	1.30%	1.30%	(8.58)%	(8.58)%
2021	3	13.23	13.23	44	13.92%	1.30%	1.30%	5.61%	5.61%
American Funds IS Capital World Growth and Income Fund, Class 4
2023	3	15.66	15.66	52	1.74%	1.30%	1.30%	19.09%	19.09%
2022	3	13.15	13.15	44	2.06%	1.30%	1.30%	(18.64)%	(18.64)%
2021	3	16.16	16.16	52	1.50%	1.30%	1.30%	12.98%	12.98%
2020	3	14.30	14.30	44	1.55%	1.30%	1.30%	7.14%	7.14%
2019	-	13.35	13.35	3	2.73%	1.30%	1.30%	29.03%	29.03%
American Funds IS Global Growth Fund, Class 4
2023	13	12.56	19.36	244	0.63%	0.30%	1.30%	21.93%	20.71%
2022	19	10.30	16.04	290	0.42%	0.30%	1.30%	(25.14)%	(25.89)%
2021	17	13.76	21.64	350	0.21%	0.30%	1.30%	15.79%	14.63%
2020	9	11.88	18.88	365	0.15%	0.30%	1.30%	28.48%	28.48%
2019	21	14.69	14.69	310	0.93%	1.30%	1.30%	33.12%	33.12%
American Funds IS Global Small Capitalization Fund, Class 4
2023	1	13.33	13.33	12	0.03%	1.30%	1.30%	14.29%	14.29%
2022	1	11.66	11.66	10	0.00%	1.30%	1.30%	(30.60)%	(30.60)%
2021	1	16.80	16.80	11	0.00%	1.30%	1.30%	5.04%	5.04%
2020	1	15.99	15.99	11	0.12%	1.30%	1.30%	27.71%	27.71%
2019	1	12.52	12.52	9	0.01%	1.30%	1.30%	29.54%	29.54%
American Funds IS Growth Fund, Class 4
2023	7	28.90	28.90	201	0.18%	1.30%	1.30%	36.35%	36.35%
2022	9	21.19	21.19	182	0.10%	1.30%	1.30%	(31.02)%	(31.02)%
2021	6	30.73	30.73	179	0.06%	1.30%	1.30%	20.10%	20.10%
2020	7	25.58	25.58	168	0.21%	1.30%	1.30%	49.75%	49.75%
2019	9	17.09	17.09	146	0.58%	1.30%	1.30%	28.75%	28.75%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

American Funds IS Growth-Income Fund, Class 4
2023	2	$19.03	$19.03	$41	1.31%	1.30%	1.30%	24.20%	24.20%
2022	1	15.32	15.32	20	0.30%	1.30%	1.30%	(17.79)%	(17.79)%
2021	10	14.18	14.18	146	1.14%	0.30%	0.30%	0.52%	0.52%
American Funds IS International Fund, Class 4
2023	2	11.49	11.49	22	0.90%	1.30%	1.30%	14.06%	14.06%
2022	3	10.08	10.08	34	1.79%	1.30%	1.30%	(22.05)%	(22.05)%
2021	2	12.93	12.93	20	2.49%	1.30%	1.30%	(6.85)%	(6.85)%
American Funds IS New World Fund, Class 4
2023	21	11.43	14.15	239	1.21%	0.30%	1.30%	15.32%	14.17%
2022	23	9.91	12.39	239	0.28%	0.30%	1.30%	(22.49)%	(23.26)%
2021	2	16.15	16.15	31	0.97%	1.30%	1.30%	3.27%	3.27%
2020	1	15.64	15.64	11	0.04%	1.30%	1.30%	21.69%	21.69%
2019	1	12.85	12.85	9	0.76%	1.30%	1.30%	27.14%	27.14%
American Funds IS The Bond Fund of America, Class 4
2023	11	10.04	10.04	112	3.11%	1.30%	1.30%	3.37%	3.37%
2022	12	9.71	9.71	116	2.69%	1.30%	1.30%	(13.88)%	(13.88)%
2021	11	11.28	11.28	120	1.96%	1.30%	1.30%	(1.88)%	(1.88)%
2020	2	11.49	11.49	23	2.07%	1.30%	1.30%	7.96%	7.96%
2019	2	10.65	10.65	20	2.42%	1.30%	1.30%	7.66%	7.66%
American Funds IS U.S. Government Securities Fund, Class 4
2023	12	9.57	9.57	111	3.56%	1.30%	1.30%	1.29%	1.29%
2022	10	9.45	9.45	98	7.31%	1.30%	1.30%	(12.35)%	(12.35)%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

American Funds IS Washington Mutual Investors Fund, Class 4
2023	18		$19.01	$19.01	$335	1.75%	1.30%	1.30%	15.46%	15.46%
2022	17		16.46	16.46	275	2.18%	1.30%	1.30%	(9.87)%	(9.87)%
2021	8		18.26	18.26	155	1.27%	1.30%	1.30%	25.86%	25.86%
2020	9		14.51	14.51	133	1.63%	1.30%	1.30%	7.06%	7.06%
2019	6		13.55	13.55	86	1.92%	1.30%	1.30%	19.46%	19.46%
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III
2023	26		10.47	10.47	272	2.04%	1.30%	1.30%	13.82%	13.82%
2022	23		9.20	9.20	207	3.90%	1.30%	1.30%	(16.14)%	(16.14)%
BlackRock Global Allocation V.I. Fund, Class III
2023	4		9.65	9.65	39	2.38%	1.30%	1.30%	11.03%	11.03%
2022	5		8.69	8.69	40	0.00%	1.30%	1.30%	(17.16)%	(17.16)%
2021	2		10.49	10.49	21	0.66%	1.30%	1.30%	(1.01)%	1.57%
ClearBridge Variable Large Cap Growth Portfolio, Class II
2023	0	*	11.75	11.75	4	0.00%	1.30%	1.30%	41.80%	41.80%
2022	1		8.28	8.28	6	0.00%	1.30%	1.30%	(33.29)%	(33.29)%
ClearBridge Variable Mid Cap Portfolio, Class II
2023	31		32.42	22.98	789	0.01%	1.15%	1.75%	11.33%	10.66%
2022	8		29.12	20.77	207	0.03%	1.15%	1.75%	(26.36)%	(26.80)%
2021	37		39.54	28.37	1,161	0.03%	1.15%	1.75%	75.80%	(8.93)%
2020	47		22.49	31.16	1,187	0.03%	1.15%	1.75%	13.09%	13.78%
2019	59		19.89	27.38	1,292	0.58%	1.15%	1.75%	30.33%	31.13%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

ClearBridge Variable Small Cap Growth Portfolio, Class II
2023	8	$41.24	$27.99	$252	0.00%	1.15%	1.75%	6.88%	6.24%
2022	4	38.59	26.34	122	0.00%	1.15%	1.75%	(29.82)%	(30.25)%
2021	7	54.98	37.77	315	0.00%	1.15%	1.75%	60.64%	(23.74)%
2020	47	34.23	49.52	792	0.00%	1.15%	1.75%	40.42%	41.27%
2019	24	24.38	35.42	672	0.00%	1.05%	1.75%	24.34%	25.22%
Columbia VP Balanced Fund, Class 2
2023	37	10.89	10.89	403	0.00%	1.30%	1.30%	19.53%	19.53%
2022	30	9.11	9.11	276	0.00%	1.30%	1.30%	(17.94)%	(17.94)%
Columbia VP Intermediate Bond Fund, Class 2
2023	27	8.50	8.50	226	2.21%	1.30%	1.30%	4.71%	4.71%
2022	29	8.11	8.11	232	5.15%	1.30%	1.30%	(18.29)%	(18.29)%
2021	3	9.93	9.93	28	0.00%	1.30%	1.30%	(0.40)%	(0.40)%
Columbia VP Limited Duration Credit Fund, Class 2
2023	2	9.60	9.60	15	3.06%	1.30%	1.30%	5.28%	5.28%
2022	2	9.12	9.12	15	0.33%	1.30%	1.30%	(7.57)%	(7.57)%
Columbia VP Strategic Income Fund, Class 2
2023	1	9.38	9.38	8	3.65%	1.30%	1.30%	7.79%	7.79%
2022	1	8.70	8.70	6	6.01%	1.30%	1.30%	(12.66)%	(12.66)%
Dimensional VA Global Bond Portfolio
2023	4	9.68	9.68	35	4.00%	0.30%	0.30%	4.74%	4.74%
2022	4	9.25	9.25	34	1.99%	0.30%	0.30%	(6.61)%	(6.61)%
2021	2	9.90	9.90	21	2.90%	0.30%	0.30%	(1.12)%	(1.12)%
Dimensional VA International Small Portfolio
2023	7	13.53	13.53	89	7.74%	0.30%	0.30%	13.77%	13.77%
2022	1	11.89	11.89	13	3.60%	0.30%	0.30%	(17.89)%	(17.89)%
2021	-	14.48	14.48	6	5.46%	0.30%	0.30%	2.60%	2.60%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Dimensional VA International Value Portfolio
2023	13		$16.31	$16.31	$206	3.87%	0.30%	0.30%	17.51%	17.51%
2022	18		13.88	13.88	251	2.12%	0.30%	0.30%	(3.75)%	(3.75)%
2021	19		14.42	14.42	270	8.46%	0.30%	0.30%	4.00%	4.00%
Dimensional VA Short-Term Fixed Portfolio
2023	8		10.25	10.25	83	3.86%	0.30%	0.30%	4.67%	4.67%
2022	8		9.79	9.79	79	1.42%	0.30%	0.30%	(1.45)%	(1.45)%
2021	7		9.94	9.94	67	0.01%	0.30%	0.30%	(0.33)%	(0.33)%
Dimensional VA US Large Value Portfolio
2023	20		16.53	16.53	332	2.30%	0.30%	0.30%	10.59%	10.59%
2022	21		14.94	14.94	312	2.53%	0.30%	0.30%	(5.16)%	(5.16)%
2021	21		15.76	15.76	329	3.53%	0.30%	0.30%	8.28%	8.28%
Dimensional VA US Targeted Value Portfolio
2023	25		22.60	22.60	570	2.61%	0.30%	0.30%	19.67%	19.67%
2022	1		18.88	18.88	10	22.96%	0.30%	0.30%	(4.50)%	(4.50)%
Fidelity VIP Asset Manager Portfolio, Service Class 2
2023	0	*	10.04	10.04	3	2.20%	1.30%	1.30%	11.19%	11.19%
2022	0	*	9.03	9.03	3	1.80%	1.30%	1.30%	(16.25)%	(16.25)%
2021	-		10.78	10.78	3	3.64%	1.30%	1.30%	0.32%	2.44%
Fidelity VIP Balanced Portfolio, Service Class 2
2023	64		11.03	11.03	706	1.62%	1.30%	1.30%	19.66%	19.66%
2022	53		9.22	9.22	487	1.74%	1.30%	1.30%	(19.25)%	(19.25)%

	As of December 31						For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)		Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High				Low	High	Low	High

Fidelity VIP Contrafund Portfolio, Service Class 2
2023	138		$55.43	$33.33	$5,068		0.26%	1.05%	1.75%	31.73%	30.80%
2022	95		42.08	25.49	2,836		0.16%	1.05%	1.75%	(27.26)%	(27.77)%
2021	192		57.85	35.28	7,547		0.03%	1.05%	1.75%	26.17%	25.28%
2020	226		28.16	45.85	6,901		0.08%	1.05%	1.75%	27.96%	28.87%
2019	300		22.01	35.58	7,327		0.25%	1.05%	1.75%	28.98%	29.90%
Fidelity VIP Equity-Income Portfolio, Service Class 2
2023	-		30.54	30.54	0	*	0.01%	1.50%	1.50%	3.69%	3.69%
2022	3		29.45	29.45	90		1.01%	1.50%	1.50%	(6.66)%	(6.66)%
2021	7		31.56	31.56	232		1.68%	1.50%	1.50%	22.74%	22.74%
2020	8		25.71	25.71	205		1.54%	1.50%	1.50%	4.85%	4.85%
2019	8		19.03	34.64	185		1.90%	0.60%	1.65%	25.01%	26.34%
Fidelity VIP FundsManager 20% Portfolio, Service Class 2
2023	0	*	9.82	9.82	4		1.60%	1.30%	1.30%	6.62%	6.62%
2022	2		9.21	9.21	15		3.15%	1.30%	1.30%	(10.93)%	(10.93)%
Fidelity VIP FundsManager 85% Portfolio, Service Class 2
2023	-		10.20	10.20	-		0.48%	1.30%	1.30%	9.63%	9.63%
2022	1		9.30	9.30	11		15.33%	1.30%	1.30%	(18.27)%	(18.27)%
Fidelity VIP Health Care Portfolio, Service Class 2
2023	7		9.78	9.78	67		0.00%	1.30%	1.30%	2.67%	2.67%
2022	2		9.52	9.52	17		0.00%	1.30%	1.30%	(13.75)%	(13.75)%
Fidelity VIP Index 500 Portfolio, Service Class 2
2023	188		52.42	35.84	7,078		1.23%	1.15%	1.75%	24.44%	23.69%
2022	144		42.12	28.98	4,388		0.95%	1.15%	1.75%	(19.35)%	(19.84)%
2021	225		52.23	36.15	8,516		1.02%	1.15%	1.75%	26.78%	26.02%
2020	260		28.68	41.20	7,793		1.37%	1.15%	1.75%	15.89%	16.59%
2019	340		24.75	35.34	8,768		1.95%	1.05%	1.75%	28.73%	29.52%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
2023	361	$9.25	$10.53	$4,200	2.48%	0.30%	1.75%	5.68%	4.15%
2022	384	8.75	10.11	4,302	2.04%	0.30%	1.75%	(13.47)%	(14.73)%
2021	395	10.11	11.86	5,202	1.84%	0.30%	1.75%	(1.19)%	(2.63)%
2020	379	10.23	17.56	5,124	1.96%	0.30%	1.75%	7.26%	8.02%
2019	434	11.35	16.25	5,439	2.52%	1.05%	1.75%	7.49%	8.26%
Fidelity VIP Mid Cap Portfolio, Service Class 2
2023	107	16.27	23.77	2,948	0.41%	0.30%	1.75%	14.46%	12.80%
2022	77	14.21	21.07	1,953	0.19%	0.30%	1.75%	(15.22)%	(16.45)%
2021	150	16.77	25.22	4,331	0.34%	0.30%	1.75%	24.93%	23.12%
2020	187	13.42	39.57	4,393	0.35%	0.30%	1.75%	15.81%	16.51%
2019	223	17.69	36.63	4,503	0.82%	1.05%	1.75%	21.02%	21.88%
Franklin DynaTech VIP Fund
2023	20	45.45	32.90	651	0.00%	1.15%	1.65%	42.13%	41.41%
2022	5	31.98	21.36	121	0.00%	1.15%	1.75%	(40.65)%	(41.01)%
2021	16	53.88	36.21	621	0.00%	1.15%	1.75%	14.81%	14.12%
2020	27	31.73	46.93	904	0.00%	1.15%	1.75%	42.36%	43.22%
2019	19	22.29	32.77	464	0.00%	1.15%	1.75%	28.87%	29.66%
Franklin Income VIP Fund, Class 2
2023	159	22.58	16.32	2,931	5.90%	1.05%	1.75%	7.49%	6.73%
2022	60	21.01	15.29	1,087	3.15%	1.05%	1.75%	(6.46)%	(7.12)%
2021	233	22.46	16.46	4,275	4.66%	1.05%	1.75%	15.53%	14.72%
2020	268	14.35	22.86	4,259	1.84%	1.05%	1.75%	(1.07)%	(0.36)%
2019	357	14.51	22.97	5,672	8.00%	1.05%	1.75%	14.03%	14.84%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Franklin Multi-Asset Dynamic Multi-Strategy VIT, Class 2
2023	-			-	0.00%	1.30%	1.75%	0.00%	0.00%
2022	-	$11.58	$11.05	$-	0.00%	1.30%	1.75%	(13.57)%	(13.81)%
2021	542	13.40	12.82	7,208	2.32%	1.30%	1.75%	11.19%	10.68%
2020	617	11.58	12.05	7,449	1.49%	1.30%	1.75%	(9.92)%	(9.50)%
2019	681	12.86	13.32	9,012	1.99%	1.30%	1.75%	13.49%	14.01%
Franklin Mutual Shares VIP Fund, Class 2
2023	142	14.99	19.15	2,843	2.09%	0.30%	1.75%	13.12%	11.49%
2022	96	13.25	17.17	1,740	1.07%	0.30%	1.75%	(7.71)%	(9.05)%
2021	218	14.36	18.88	4,268	2.91%	0.30%	1.75%	18.81%	17.09%
2020	260	12.08	21.85	4,346	1.12%	0.30%	1.75%	(6.70)%	(6.04)%
2019	302	16.81	23.28	5,415	2.57%	1.05%	1.75%	20.43%	21.29%
Franklin Rising Dividends VIP Fund, Class 2
2023	113	15.08	31.50	3,831	1.05%	0.30%	1.75%	11.74%	10.12%
2022	135	13.50	28.60	4,155	0.36%	0.30%	1.75%	(10.84)%	(12.13)%
2021	165	15.14	32.55	5,748	0.86%	0.30%	1.75%	26.41%	24.57%
2020	195	11.97	38.16	5,399	0.75%	0.30%	1.75%	13.94%	14.75%
2019	249	22.93	33.29	6,149	1.75%	1.05%	1.75%	26.97%	27.88%
Franklin Small Cap Value VIP Fund, Class 2
2023	20	34.04	24.91	557	0.49%	1.15%	1.75%	11.45%	10.78%
2022	16	30.54	22.49	398	0.55%	1.15%	1.75%	(11.10)%	(11.63)%
2021	29	34.36	25.45	806	1.07%	1.15%	1.75%	23.93%	23.18%
2020	34	20.66	27.72	775	0.87%	1.15%	1.75%	3.35%	3.98%
2019	37	19.99	26.66	798	0.71%	1.15%	1.75%	24.14%	24.90%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Franklin Small-Mid Cap Growth VIP Fund, Class 2
2023	32		$46.86	$26.86	$955	0.00%	1.15%	1.75%	25.29%	24.53%
2022	23		37.41	21.57	553	0.00%	1.15%	1.75%	(34.45)%	(34.85)%
2021	29		57.07	33.11	1,056	0.00%	1.15%	1.75%	8.75%	8.09%
2020	41		30.63	52.47	1,363	0.00%	1.15%	1.75%	52.38%	53.31%
2019	61		20.10	34.23	1,364	0.00%	1.15%	1.75%	29.14%	29.93%
Franklin U.S. Government Securities VIP Fund, Class 2
2023	268		11.67	8.84	2,632	2.66%	1.05%	1.75%	3.37%	2.65%
2022	312		11.29	8.61	2,981	2.36%	1.05%	1.75%	(10.70)%	(11.33)%
2021	328		12.64	9.71	3,537	2.40%	1.05%	1.75%	(2.86)%	(3.54)%
2020	329		10.07	13.02	3,658	3.40%	1.05%	1.75%	2.02%	2.74%
2019	387		9.87	12.67	4,185	2.89%	1.05%	1.75%	3.39%	4.13%
Goldman Sachs VIT Core Fixed Income Fund, Service Shares
2023	36		8.92	9.95	360	2.80%	0.30%	1.30%	5.51%	4.46%
2022	41		8.46	9.53	384	1.39%	0.30%	1.30%	(14.53)%	(15.39)%
2021	38		9.89	11.26	426	1.10%	0.30%	1.30%	(2.52)%	(3.50)%
2020	36		10.15	11.67	421	1.96%	0.30%	1.30%	7.98%	7.98%
2019	38		10.80	10.80	405	2.38%	1.30%	1.30%	7.59%	7.59%
Goldman Sachs VIT International Equity Insights Fund, Institutional Shares
2023	0	*	25.82	25.82	3	2.70%	1.40%	1.40%	17.05%	17.05%
2022	0	*	22.06	22.06	2	3.00%	1.40%	1.40%	(14.76)%	(14.76)%
2021	-		25.88	25.88	3	2.93%	1.40%	1.40%	10.60%	10.60%
2020	0	*	23.39	23.39	3	1.46%	1.40%	1.40%	5.32%	5.32%
2019	-		22.21	2.21	2	2.49%	1.40%	1.40%	16.80%	16.80%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Goldman Sachs VIT International Equity Insights Fund, Service Shares
2023	26	$12.76	$13.62	$416	1.81%	1.05%	1.75%	17.19%	16.36%
2022	22	10.89	15.33	307	2.59%	1.05%	1.65%	(14.62)%	(15.14)%
2021	32	12.75	13.80	530	2.21%	1.05%	1.75%	10.64%	9.86%
2020	44	11.53	17.48	657	1.27%	1.05%	1.75%	4.68%	5.43%
2019	43	10.93	16.60	599	2.67%	1.05%	1.75%	16.17%	16.99%
Goldman Sachs VIT Large Cap Value Fund, Service Shares
2023	23	22.97	23.90	646	1.35%	1.05%	1.75%	11.53%	10.74%
2022	29	20.59	21.58	735	1.05%	1.05%	1.75%	(7.55)%	(8.20)%
2021	36	22.27	23.51	977	0.90%	1.05%	1.75%	22.63%	21.76%
2020	41	18.16	24.30	917	0.99%	1.05%	1.75%	1.93%	2.66%
2019	48	17.69	23.70	1,053	1.24%	1.05%	1.75%	23.42%	24.30%
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares
2023	8	40.90	38.06	302	0.00%	1.15%	1.65%	17.09%	16.50%
2022	4	34.93	32.67	119	0.00%	1.15%	1.65%	(27.15)%	(27.52)%
2021	8	47.94	45.07	337	0.00%	1.15%	1.65%	10.20%	9.64%
2020	2	33.13	43.51	344	0.00%	1.15%	1.65%	41.93%	42.65%
2019	28	22.39	30.50	688	0.00%	1.15%	1.75%	31.72%	32.52%
Goldman Sachs VIT Mid Cap Value Fund, Service Shares
2023	60	29.61	24.37	1,623	0.59%	1.15%	1.75%	9.84%	9.17%
2022	49	26.96	22.32	1,229	0.27%	1.15%	1.75%	(11.26)%	(11.80)%
2021	90	30.38	25.30	2,491	0.21%	1.15%	1.75%	29.07%	28.29%
2020	99	19.72	23.54	2,148	0.35%	1.15%	1.75%	6.30%	6.95%
2019	126	18.55	22.01	2,549	0.76%	1.15%	1.75%	28.88%	29.67%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares
2023	0	*	$75.12	$75.12	$19	1.04%	1.40%	1.40%	17.61%	17.61%
2022	0	*	63.87	63.87	16	0.30%	1.40%	1.40%	(20.51)%	(20.51)%
2021	-		80.34	80.34	20	0.50%	1.40%	1.40%	22.06%	22.06%
2020	0	*	65.82	65.82	16	0.20%	1.40%	1.40%	7.06%	7.06%
2019	-		61.48	61.48	15	0.51%	1.40%	1.40%	23.10%	23.10%
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares
2023	2		10.50	10.50	19	0.72%	0.30%	0.30%	18.60%	18.60%
2022	2		8.85	8.85	22	0.19%	0.30%	0.30%	(19.88)%	(19.88)%
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares
2023	1		100.70	100.70	67	0.00%	1.40%	1.40%	39.96%	39.96%
2022	1		71.95	71.95	50	0.00%	1.40%	1.40%	(33.46)%	(33.46)%
2021	1		108.12	108.12	81	0.00%	1.40%	1.40%	20.22%	20.22%
2020	1		89.94	89.94	71	0.08%	1.40%	1.40%	38.54%	38.54%
2019	1		64.92	64.92	58	0.30%	1.40%	1.40%	33.63%	33.63%
Goldman Sachs VIT Strategic Growth Fund, Service Shares
2023	65		60.57	40.38	3,079	0.00%	1.15%	1.75%	40.03%	39.18%
2022	26		43.26	29.01	922	0.00%	1.15%	1.75%	(33.45)%	(33.86)%
2021	75		65.00	43.86	3,789	0.00%	1.15%	1.75%	20.16%	19.43%
2020	92		36.73	54.10	3,754	0.00%	1.15%	1.75%	37.66%	38.50%
2019	139		26.68	39.06	4,150	0.07%	1.15%	1.75%	32.96%	33.76%
Goldman Sachs VIT Trend Driven Allocation, Service Shares
2023	21		13.36	12.86	273	1.70%	1.30%	1.65%	14.08%	13.67%
2022	21		11.71	11.31	239	0.00%	1.30%	1.65%	(20.21)%	(20.49)%
2021	13		14.68	14.23	195	0.00%	1.30%	1.65%	14.66%	14.26%
2020	14		12.45	12.80	173	0.27%	1.30%	1.65%	2.40%	2.76%
2019	14		12.16	12.46	175	1.34%	1.30%	1.65%	10.09%	10.48%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares
2023	1		$95.33	$95.33	$82	0.70%	1.40%	1.40%	22.08%	22.08%
2022	1		78.09	78.09	69	0.77%	1.40%	1.40%	(20.86)%	(20.86)%
2021	1		98.67	98.67	91	0.83%	1.40%	1.40%	27.60%	27.60%
2020	1		77.33	77.33	73	0.82%	1.40%	1.40%	15.90%	15.90%
2019	1		66.72	66.72	65	1.31%	1.40%	1.40%	23.46%	23.46%
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares
2023	0	*	45.89	45.89	17	0.45%	1.50%	1.50%	21.74%	21.74%
2022	0	*	37.70	37.70	16	0.54%	1.50%	1.50%	(21.10)%	(21.10)%
2021	-		47.78	47.78	21	0.55%	1.50%	1.50%	27.18%	27.18%
2020	1		37.57	37.57	20	0.58%	1.50%	1.50%	15.56%	15.56%
2019	1		32.51	32.51	19	1.13%	1.50%	1.50%	23.06%	23.06%
Invesco V.I. American Franchise Fund, Series I
2023	3		19.82	19.82	63	0.00%	1.40%	1.40%	38.96%	38.96%
2022	4		14.26	14.26	55	0.00%	1.40%	1.40%	(32.08)%	(32.08)%
Invesco V.I. American Value Fund, Series II
2023	11		33.63	23.82	284	0.26%	1.15%	1.75%	13.97%	13.28%
2022	13		29.51	21.03	288	0.34%	1.15%	1.75%	(3.98)%	(4.56)%
2021	14		30.73	22.03	316	0.23%	1.15%	1.75%	26.16%	25.40%
2020	16		17.57	24.36	303	0.50%	1.15%	1.75%	(0.91)%	(0.30)%
2019	17		17.73	24.43	318	0.50%	1.15%	1.75%	22.53%	23.28%
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II
2023	385		17.09	13.58	5,648	0.00%	1.15%	1.75%	5.18%	4.54%
2022	436		16.25	12.99	6,087	7.66%	1.15%	1.75%	(15.50)%	(16.01)%
2021	462		19.23	15.46	7,648	2.92%	1.15%	1.75%	8.01%	7.35%
2020	559		14.40	17.80	8,602	6.76%	1.15%	1.75%	8.07%	8.73%
2019	710		13.33	16.37	10,007	0.00%	1.15%	1.75%	12.88%	13.56%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. Capital Appreciation Fund, Series I
2023	2	$59.53	$59.53	$109	0.00%	1.40%	1.40%	33.49%	33.49%
2022	2	44.59	44.59	93	0.00%	1.40%	1.40%	(31.75)%	(31.75)%
2021	2	65.34	65.34	145	0.00%	1.40%	1.40%	20.86%	20.86%
2020	2	54.06	54.06	129	0.00%	1.40%	1.40%	34.68%	34.68%
2019	3	40.14	40.14	107	0.06%	1.40%	1.40%	34.29%	34.29%
Invesco V.I. Capital Appreciation Fund, Series II
2023	11	41.02	32.47	422	0.00%	1.05%	1.75%	33.62%	32.68%
2022	2	30.70	40.19	92	0.00%	1.05%	1.65%	(31.69)%	(32.10)%
2021	14	44.94	36.08	629	0.00%	1.05%	1.75%	21.00%	20.14%
2020	17	30.03	50.79	604	0.00%	1.05%	1.75%	33.86%	34.81%
2019	28	22.44	37.85	734	0.00%	1.05%	1.75%	33.47%	34.42%
Invesco V.I. Comstock Fund, Series I
2023	2	48.86	48.86	84	1.86%	1.40%	1.40%	10.79%	10.79%
2022	2	44.10	44.10	77	1.60%	1.40%	1.40%	(0.29)%	(0.29)%
2021	2	44.23	44.23	79	1.79%	1.40%	1.40%	31.50%	31.50%
2020	2	33.63	33.63	71	2.00%	1.40%	1.40%	(2.24)%	(2.24)%
2019	2	34.40	34.40	81	1.87%	1.40%	1.40%	23.55%	23.55%
Invesco V.I. Comstock Fund, Series II
2023	31	18.65	28.05	968	0.93%	0.30%	1.75%	11.76%	10.14%
2022	34	16.69	25.46	959	0.60%	0.30%	1.75%	0.54%	(0.91)%
2021	23	37.80	25.70	696	1.54%	1.15%	1.75%	31.52%	30.72%
2020	25	19.66	31.58	575	0.57%	1.15%	1.75%	(2.82)%	(2.22)%
2019	34	20.23	32.41	862	1.93%	1.15%	1.75%	22.76%	23.51%
Invesco V.I. Conservative Balanced Fund, Series II
2023	2	9.80	9.80	16	1.87%	1.30%	1.30%	10.85%	10.85%
2022	1	8.84	8.84	13	2.62%	1.30%	1.30%	(18.10)%	(18.10)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. Discovery Mid Cap Growth Fund, Series I
2023	1	$44.88	$44.88	$46	0.00%	1.40%	1.40%	11.57%	11.57%
2022	1	40.23	40.23	52	0.00%	1.40%	1.40%	(31.95)%	(31.95)%
2021	1	59.11	59.11	83	0.00%	1.40%	1.40%	17.43%	17.43%
2020	2	50.33	50.33	79	0.03%	1.40%	1.40%	38.72%	38.72%
2019	2	36.28	36.28	66	0.00%	1.40%	1.40%	37.41%	37.41%
Invesco V.I. Discovery Mid Cap Growth Fund, Series II
2023	16	13.19	12.97	267	0.00%	1.30%	1.75%	11.39%	10.88%
2022	8	11.84	11.70	124	0.00%	1.30%	1.75%	(32.02)%	(32.33)%
2021	18	17.42	17.29	409	0.00%	1.30%	1.75%	17.25%	16.72%
2020	24	14.81	47.19	446	0.00%	1.30%	1.75%	37.93%	38.14%
Invesco V.I. Equity and Income Fund, Series II
2023	67	29.93	20.94	1,710	1.15%	1.15%	1.75%	8.98%	8.32%
2022	46	27.47	19.33	1,103	0.97%	1.15%	1.75%	(8.77)%	(9.32)%
2021	75	30.11	21.32	2,013	1.58%	1.15%	1.75%	16.99%	16.28%
2020	92	18.34	28.69	2,159	2.11%	1.15%	1.75%	7.73%	8.39%
2019	105	17.02	26.56	2,138	3.18%	1.15%	1.75%	17.91%	18.63%
Invesco V.I. EQV International Equity Fund, Series II
2023	15	15.50	14.53	228	0.00%	1.15%	1.65%	16.52%	15.93%
2022	9	13.30	12.76	119	2.15%	1.15%	1.50%	(19.44)%	(19.72)%
2021	23	12.53	15.89	322	0.61%	0.30%	1.50%	(1.18)%	4.02%
2020	18	15.05	16.24	286	1.99%	1.15%	1.65%	11.87%	12.43%
2019	18	13.46	14.47	255	2.37%	1.15%	1.65%	26.13%	26.77%
Invesco V.I. Global Fund, Series I
2023	1	68.18	68.18	65	0.22%	1.40%	1.40%	32.86%	32.86%
2022	1	51.32	51.32	61	0.00%	1.40%	1.40%	(32.72)%	(32.72)%
2021	1	76.27	76.27	99	0.00%	1.40%	1.40%	13.88%	13.88%
2020	1	66.98	66.98	97	0.64%	1.40%	1.40%	25.85%	25.85%
2019	2	53.22	53.22	87	0.95%	1.40%	1.40%	29.95%	29.95%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Invesco V.I. Global Fund, Series II
2023	63		$39.95	$23.88	$2,087	0.00%	1.15%	1.75%	32.91%	32.11%
2022	29		30.06	18.08	890	0.00%	1.15%	1.75%	(32.72)%	(33.13)%
2021	77		44.67	27.03	3,061	0.00%	1.15%	1.75%	13.85%	13.16%
2020	89		23.89	62.99	2,909	0.36%	1.15%	1.75%	25.11%	25.87%
2019	128		19.09	50.22	3,375	0.71%	1.15%	1.75%	29.16%	29.94%
Invesco V.I. Global Real Estate Fund, Series II
2023	20		13.22	12.68	269	0.56%	1.30%	1.65%	7.42%	7.04%
2022	2		12.31	12.31	29	0.36%	1.30%	1.30%	(26.11)%	(26.11)%
2021	27		16.66	16.09	444	2.10%	1.30%	1.65%	23.82%	23.38%
2020	44		13.04	13.45	593	1.83%	1.30%	1.65%	(14.00)%	(13.70)%
2019	47		15.17	15.59	724	4.72%	1.30%	1.65%	20.63%	21.05%
Invesco V.I. Global Strategic Income Fund
2023	0	*	21.17	21.17	8	0.00%	1.40%	1.40%	7.37%	7.37%
2022	0	*	19.72	19.72	8	0.00%	1.40%	1.40%	(12.70)%	(12.70)%
2021	-		22.59	22.59	9	4.62%	1.40%	1.40%	(4.76)%	(4.76)%
2020	0	*	23.72	23.72	10	5.52%	1.40%	1.40%	1.96%	1.96%
2019	-		23.26	23.26	10	2.73%	1.40%	1.40%	9.25%	9.25%
Invesco V.I. Global Strategic Income Fund, Series II
2023	264		16.00	9.79	3,496	0.00%	1.05%	1.75%	7.46%	6.71%
2022	316		14.89	9.17	3,955	0.00%	1.05%	1.75%	(12.64)%	(13.25)%
2021	336		17.05	10.58	4,891	4.37%	1.05%	1.75%	(4.57)%	(5.25)%
2020	326		11.16	22.25	4,860	4.97%	1.05%	1.75%	1.19%	1.91%
2019	366		11.03	21.93	5,339	3.40%	1.05%	1.75%	8.67%	9.45%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. Government Securities Fund, Series II
2023	60	$9.11	$9.16	$582	1.77%	0.30%	1.75%	4.15%	2.64%
2022	66	8.74	8.93	619	2.18%	0.30%	1.75%	(10.84)%	(12.14)%
2021	40	9.81	10.16	426	1.67%	0.30%	1.75%	(2.73)%	(4.14)%
2020	67	10.08	11.60	735	3.30%	0.30%	1.75%	4.12%	4.86%
2019	38	10.18	11.06	404	2.24%	1.05%	1.75%	3.90%	4.64%
Invesco V.I. Growth and Income Fund, Series I
2023	1	39.44	39.44	26	1.64%	1.40%	1.40%	11.09%	11.09%
2022	1	35.50	35.50	23	1.62%	1.40%	1.40%	(7.07)%	(7.07)%
2021	1	38.20	38.20	25	1.17%	1.40%	1.40%	26.71%	26.71%
2020	1	30.15	30.15	38	1.67%	1.40%	1.40%	0.67%	0.67%
2019	2	29.95	29.95	52	1.91%	1.40%	1.40%	23.44%	23.44%
Invesco V.I. Growth and Income Fund, Series II
2023	130	37.07	25.30	3,961	0.76%	1.05%	1.75%	11.23%	10.45%
2022	106	33.33	22.91	2,952	0.49%	1.05%	1.75%	(6.99)%	(7.64)%
2021	201	35.83	24.80	5,896	1.38%	1.05%	1.75%	26.84%	25.95%
2020	233	19.69	28.29	5,450	1.06%	1.05%	1.75%	0.07%	0.78%
2019	273	19.68	28.20	6,289	1.95%	1.05%	1.75%	22.67%	23.54%
Invesco V.I. Main Street Fund, Series I
2023	1	44.96	44.96	36	0.86%	1.40%	1.40%	21.50%	21.50%
2022	1	37.00	37.00	30	1.40%	1.40%	1.40%	(21.25)%	(21.25)%
2021	1	46.99	46.99	38	0.72%	1.40%	1.40%	25.79%	25.79%
2020	1	37.36	37.36	31	1.41%	1.40%	1.40%	12.35%	12.35%
2019	1	33.25	33.25	27	1.09%	1.40%	1.40%	30.23%	30.23%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. Main Street Fund, Series II
2023	26	$14.49	$30.58	$863	0.48%	0.30%	1.75%	22.46%	20.69%
2022	21	11.83	25.34	569	0.79%	0.30%	1.75%	(20.55)%	(21.70)%
2021	42	14.89	32.36	1,501	0.51%	0.30%	1.75%	26.85%	25.01%
2020	48	11.74	37.24	1,377	1.03%	0.30%	1.75%	11.71%	12.39%
2019	60	23.17	33.13	1,578	1.08%	1.15%	1.75%	29.44%	30.22%
Invesco V.I. Small Cap Equity Fund, Series II
2023	4	21.89	21.00	85	0.00%	1.30%	1.65%	14.75%	14.35%
2022	2	19.08	19.08	33	0.00%	1.30%	1.30%	(21.76)%	(21.76)%
2021	4	24.38	23.55	102	0.00%	1.30%	1.65%	8.19%	18.12%
2020	2	19.94	20.57	50	0.02%	1.30%	1.65%	24.78%	25.22%
2019	3	15.98	16.43	45	0.00%	1.30%	1.65%	24.24%	24.68%
Invesco V.I. U.S. Government Money Portfolio, Series I
2023	2,418	10.48	8.82	7,786	4.40%	0.30%	1.75%	4.22%	2.71%
2022	10,290	10.05	8.59	31,777	2.34%	0.30%	1.75%	0.96%	(0.50)%
2021	2,652	0.90	8.63	7,227	0.00%	1.15%	1.75%	(1.14)%	(1.74)%
2020	1,771	0.91	9.17	5,622	0.31%	1.15%	1.75%	(1.54)%	(0.94)%
2019	2,013	0.92	9.27	6,478	1.20%	1.15%	1.75%	(0.07)%	0.54%
Lord Abbett Series Fund Bond Debenture Portfolio
2023	247	23.26	13.61	4,596	4.98%	1.05%	1.75%	5.44%	4.70%
2022	286	22.06	13.00	4,969	4.09%	1.05%	1.75%	(13.71)%	(14.32)%
2021	317	25.56	15.17	6,495	3.05%	1.05%	1.75%	2.19%	1.47%
2020	329	14.95	27.83	6,437	3.29%	1.05%	1.75%	5.43%	6.18%
2019	426	14.19	26.31	7,802	3.77%	1.05%	1.75%	11.37%	12.17%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Lord Abbett Series Fund Fundamental Equity Portfolio
2023	73	$29.93	$21.94	$1,840	0.64%	1.15%	1.75%	13.32%	12.64%
2022	38	26.41	19.48	895	0.62%	1.15%	1.75%	(12.99)%	(13.52)%
2021	98	30.35	22.53	2,531	0.78%	1.15%	1.75%	25.85%	25.09%
2020	125	18.01	24.12	2,557	1.04%	1.15%	1.75%	(0.01)%	0.60%
2019	150	18.01	23.98	3,035	1.76%	1.15%	1.75%	19.39%	20.12%
Lord Abbett Series Fund Growth and Income Portfolio
2023	9	33.60	24.20	265	0.92%	1.15%	1.75%	11.89%	11.22%
2022	10	30.03	21.76	274	1.15%	1.15%	1.75%	(10.48)%	(11.02)%
2021	13	33.55	24.46	378	1.05%	1.15%	1.75%	27.54%	26.77%
2020	14	19.29	26.30	326	1.58%	1.15%	1.75%	0.90%	1.52%
2019	14	19.12	25.91	318	1.72%	1.15%	1.75%	20.35%	21.09%
Lord Abbett Series Fund Growth Opportunities Portfolio
2023	17	38.93	39.11	568	0.00%	1.05%	1.65%	9.51%	8.85%
2022	5	35.54	35.93	182	0.00%	1.05%	1.65%	(33.24)%	(33.64)%
2021	8	53.24	54.15	434	0.00%	1.05%	1.65%	5.34%	4.70%
2020	18	30.08	53.12	761	0.00%	1.05%	1.65%	37.08%	37.92%
2019	27	21.87	38.69	808	0.00%	1.05%	1.65%	34.12%	34.94%
Lord Abbett Series Fund Inc. Dividend Growth Portfolio
2023	16	14.88	48.46	551	0.82%	0.30%	1.65%	15.98%	14.42%
2022	16	12.83	42.36	452	0.77%	0.30%	1.65%	(13.81)%	(14.97)%
2021	27	14.88	49.82	1,015	0.62%	0.30%	1.65%	25.24%	24.57%
2020	39	11.88	41.08	1,147	1.05%	0.30%	1.65%	13.51%	14.09%
2019	28	22.36	36.13	772	2.03%	1.15%	1.65%	24.36%	24.99%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Lord Abbett Series Fund Mid Cap Stock Portfolio
2023	7		$34.00	$29.04	$178	0.47%	1.15%	1.65%	14.10%	13.52%
2022	7		29.80	25.58	159	0.67%	1.15%	1.65%	(12.23)%	(12.68)%
2021	9		33.96	29.29	239	0.61%	1.15%	1.65%	27.22%	26.58%
2020	9		17.12	26.69	193	0.90%	1.15%	1.65%	0.81%	1.32%
2019	11		16.92	26.34	224	1.19%	1.15%	1.65%	20.62%	21.23%
Lord Abbett Series Fund Short Duration Income Portfolio
2023	2		9.65	9.65	22	4.81%	1.30%	1.30%	3.69%	3.69%
2022	2		9.30	9.30	19	3.35%	1.30%	1.30%	(6.29)%	(6.29)%
2021	1		9.93	9.93	14	22.34%	1.30%	1.30%	(0.11)%	(0.11)%
MFS Emerging Markets Equity Portfolio, Service Class
2023	0	*	9.38	9.38	4	1.19%	1.30%	1.30%	9.27%	9.27%
2022	0	*	8.58	8.58	4	3.69%	1.30%	1.30%	(20.98)%	(20.98)%
2021	-		10.86	10.86	5	0.28%	1.30%	1.30%	(8.23)%	(8.23)%
2020	7		11.83	11.83	5	2.60%	1.30%	1.30%	8.90%	8.90%
2019	-		10.87	10.87	5	0.39%	1.30%	1.30%	18.62%	18.62%
MFS Growth Series, Initial Class
2023	1		74.83	74.83	89	0.00%	1.40%	1.40%	33.97%	33.97%
2022	1		55.86	55.86	70	0.00%	1.40%	1.40%	(32.59)%	(32.59)%
2021	1		82.86	82.86	109	0.00%	1.40%	1.40%	21.81%	21.81%
2020	1		68.03	68.03	93	0.00%	1.40%	1.40%	30.01%	30.01%
2019	1		52.32	52.32	77	0.00%	1.40%	1.40%	36.22%	36.22%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

MFS Growth Series, Service Class
2023	17		$64.01	$40.29	$760	0.00%	1.15%	1.75%	33.96%	33.15%
2022	19		47.78	30.26	646	0.00%	1.15%	1.75%	(32.59)%	(33.00)%
2021	18		70.88	45.16	931	0.00%	1.15%	1.75%	21.82%	21.08%
2020	20		37.29	63.89	838	0.00%	1.15%	1.75%	29.24%	30.03%
2019	21		28.86	49.31	712	0.00%	1.15%	1.75%	35.37%	36.20%
MFS International Intrinsic Value Portfolio, Service Class
2023	1		22.17	22.17	15	0.47%	1.30%	1.30%	15.85%	15.85%
2022	1		19.14	19.14	14	0.50%	1.30%	1.30%	(24.74)%	(24.74)%
2021	1		25.43	25.43	17	0.14%	1.30%	1.30%	8.84%	8.84%
2020	0	*	23.36	23.36	16	0.77%	1.30%	1.30%	18.65%	18.65%
2019	1		19.69	19.69	15	1.56%	1.30%	1.30%	24.02%	24.02%
MFS Investors Trust Series, Initial Class
2023	1		48.10	48.10	69	0.72%	1.40%	1.40%	17.32%	17.32%
2022	2		41.00	41.00	63	0.63%	1.40%	1.40%	(17.65)%	(17.65)%
2021	2		49.79	49.79	81	0.63%	1.40%	1.40%	25.04%	25.04%
2020	2		39.82	39.82	68	0.58%	1.40%	1.40%	12.28%	12.28%
2019	2		35.46	35.46	64	0.70%	1.40%	1.40%	29.74%	29.74%
MFS Investors Trust Series, Service Class
2023	8		43.84	30.55	339	0.47%	1.15%	1.75%	17.31%	16.60%
2022	10		37.38	26.20	343	0.35%	1.15%	1.75%	(17.64)%	(18.14)%
2021	12		45.38	32.00	491	0.41%	1.15%	1.75%	25.05%	24.30%
2020	14		25.75	37.40	472	0.39%	1.15%	1.75%	11.61%	12.29%
2019	16		23.07	33.42	469	0.49%	1.15%	1.75%	28.95%	29.74%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

MFS Massachusetts Investors Growth Stock Portfolio, Service Class
2023	4		$26.39	$25.02	$96	0.05%	1.05%	1.65%	22.41%	21.67%
2022	5		21.56	20.56	107	0.00%	1.05%	1.65%	(20.29)%	(20.77)%
2021	6		27.05	25.96	145	0.03%	1.05%	1.65%	24.34%	23.59%
2020	-		21.00	21.76	136	0.20%	1.05%	1.65%	20.19%	20.92%
2019	7		17.47	17.99	132	0.40%	1.05%	1.65%	37.29%	38.12%
MFS New Discovery Series, Initial Class
2023	0	*	70.32	70.32	10	0.00%	1.40%	1.40%	12.82%	12.82%
2022	0	*	62.33	62.33	9	0.00%	1.40%	1.40%	(30.74)%	(30.74)%
2021	-		90.00	90.00	13	0.00%	1.40%	1.40%	0.38%	0.38%
2020	0	*	89.66	89.66	13	0.00%	1.40%	1.40%	43.85%	43.85%
2019	-		62.33	62.33	9	0.00%	1.40%	1.40%	39.72%	39.72%
MFS New Discovery Series, Service Class
2023	13		53.03	23.69	513	0.00%	1.15%	1.75%	12.94%	12.26%
2022	15		46.95	21.10	523	0.00%	1.15%	1.75%	(30.80)%	(31.22)%
2021	13		67.85	30.68	643	0.00%	1.15%	1.75%	0.41%	(0.20)%
2020	15		30.74	84.17	763	0.00%	1.15%	1.75%	43.04%	43.91%
2019	20		21.49	58.70	714	0.00%	1.15%	1.75%	38.81%	39.65%
MFS Research Series, Initial Class
2023	1		53.12	53.12	37	0.52%	1.40%	1.40%	20.71%	20.71%
2022	1		44.01	44.01	30	0.46%	1.40%	1.40%	(18.37)%	(18.37)%
2021	1		53.91	53.91	37	0.55%	1.40%	1.40%	23.06%	23.06%
2020	1		43.81	43.81	30	0.68%	1.40%	1.40%	14.96%	14.96%
2019	1		38.10	38.10	26	0.81%	1.40%	1.40%	31.09%	31.09%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

MFS Research Series, Service Class
2023	1	$49.10	$49.10	$48	0.25%	1.15%	1.15%	20.72%	20.72%
2022	1	40.67	40.67	47	0.18%	1.15%	1.15%	(18.38)%	(18.38)%
2021	1	49.83	49.83	64	0.35%	1.15%	1.15%	23.08%	23.08%
2020	1	40.49	40.49	52	0.50%	1.15%	1.15%	14.98%	14.98%
2019	1	35.21	35.21	52	0.56%	1.15%	1.15%	31.08%	31.08%
MFS Total Return Bond Series, Service Class
2023	86	12.50	10.57	982	2.90%	1.15%	1.75%	5.90%	5.26%
2022	102	11.80	10.04	1,107	2.40%	1.15%	1.75%	(15.17)%	(15.68)%
2021	109	13.91	11.91	1,399	2.55%	1.15%	1.75%	(2.20)%	(2.80)%
2020	105	12.25	14.23	1,381	3.03%	1.15%	1.75%	6.28%	6.93%
2019	126	11.53	13.30	1,553	3.19%	1.15%	1.75%	8.00%	8.66%
MFS Total Return Series, Initial Class
2023	1	39.14	39.14	58	2.03%	1.40%	1.40%	8.90%	8.90%
2022	2	35.94	35.94	54	1.64%	1.40%	1.40%	(10.84)%	(10.84)%
2021	2	40.31	40.31	64	1.81%	1.40%	1.40%	12.52%	12.52%
2020	2	35.83	35.83	58	2.11%	1.40%	1.40%	8.28%	8.28%
2019	2	33.09	33.09	56	2.36%	1.40%	1.40%	18.70%	18.70%
MFS Total Return Series, Service Class
2023	6	26.12	19.15	189	1.83%	1.15%	1.75%	8.95%	8.30%
2022	6	23.97	17.68	178	1.43%	1.15%	1.75%	(10.87)%	(11.41)%
2021	7	26.89	19.96	219	1.58%	1.15%	1.75%	12.53%	11.85%
2020	8	17.85	33.64	221	1.93%	1.15%	1.75%	7.60%	8.26%
2019	8	16.58	31.18	217	2.05%	1.15%	1.75%	18.02%	18.74%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

MFS Utilities Series, Initial Class
2023	0	*	$54.68	$54.68	$5	3.55%	1.40%	1.40%	(3.47)%	(3.47)%
2022	0	*	56.65	56.65	5	2.39%	1.40%	1.40%	(0.65)%	(0.65)%
2021	-		57.02	57.02	5	1.71%	1.40%	1.40%	12.50%	12.50%
2020	0	*	50.68	50.68	5	2.31%	1.40%	1.40%	4.42%	4.42%
2019	-		48.54	48.54	5	1.58%	1.40%	1.40%	23.32%	23.32%
MFS Utilities Series, Service Class
2023	6		34.08	48.99	194	3.37%	1.15%	1.65%	(3.45)%	(3.94)%
2022	5		35.30	51.00	195	2.03%	1.15%	1.65%	(0.67)%	(1.17)%
2021	7		35.54	51.61	236	1.53%	1.15%	1.65%	12.52%	11.95%
2020	7		18.92	47.58	223	2.10%	1.15%	1.65%	3.88%	4.41%
2019	7		18.15	45.73	224	3.79%	1.15%	1.75%	22.75%	23.37%
MFS Value Series, Service Class
2023	13		34.11	26.93	382	1.40%	1.15%	1.75%	6.40%	5.76%
2022	14		32.06	25.46	398	1.07%	1.15%	1.75%	(7.22)%	(7.78)%
2021	17		34.55	27.61	511	1.14%	1.15%	1.75%	23.72%	22.97%
2020	19		22.45	27.93	482	1.25%	1.15%	1.75%	1.42%	2.03%
2019	20		22.14	27.37	495	1.95%	1.15%	1.75%	27.24%	28.02%
Morgan Stanley VIF Global Real Estate Portfolio, Class II
2023	22		17.77	10.85	250	1.96%	1.15%	1.75%	9.20%	8.54%
2022	23		16.27	10.00	247	4.19%	1.15%	1.75%	(27.04)%	(27.49)%
2021	27		22.30	13.78	393	2.35%	1.15%	1.75%	22.41%	21.67%
2020	32		11.33	18.22	375	4.04%	1.15%	1.75%	(16.34)%	(15.83)%
2019	27		13.54	21.64	394	2.69%	1.15%	1.75%	15.99%	16.70%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

PIMCO All Asset Portfolio
2023	13	$13.67	$12.96	$178	2.85%	1.30%	1.75%	6.62%	6.14%
2022	5	12.82	12.34	58	2.01%	1.30%	1.65%	(13.01)%	(13.32)%
2021	20	14.74	14.10	292	11.23%	1.30%	1.75%	14.53%	14.01%
2020	23	12.37	12.87	287	2.74%	1.30%	1.75%	6.02%	6.51%
2019	25	11.67	12.08	301	5.11%	1.30%	1.75%	9.79%	10.29%
PIMCO Global Diversified Allocation Portfolio
2023	71	13.81	13.30	970	3.25%	1.30%	1.65%	12.17%	11.78%
2022	73	12.31	11.89	898	3.33%	1.30%	1.65%	(17.69)%	(17.98)%
2021	64	14.96	14.50	952	9.55%	1.30%	1.65%	7.10%	6.73%
2020	71	13.59	13.97	989	3.02%	1.30%	1.65%	2.28%	2.64%
2019	70	13.29	13.61	951	2.73%	1.30%	1.65%	19.61%	20.04%
PIMCO Long-Term U.S. Government Portfolio, Advisor Class
2023	79	12.57	10.79	900	2.28%	1.15%	1.75%	2.69%	2.07%
2022	90	12.24	10.57	1,006	1.84%	1.15%	1.75%	(29.76)%	(30.19)%
2021	86	17.42	15.14	1,382	1.35%	1.15%	1.75%	(5.98)%	(6.54)%
2020	98	16.20	18.53	1,670	1.67%	1.15%	1.75%	15.22%	15.93%
2019	96	14.06	15.99	1,425	2.23%	1.15%	1.75%	11.23%	11.91%
PIMCO Low Duration Portfolio, Advisor Class
2023	129	9.76	9.11	1,271	3.49%	0.30%	1.75%	4.55%	3.04%
2022	156	9.33	8.85	1,489	1.51%	0.30%	1.75%	(6.12)%	(7.48)%
2021	176	9.94	9.56	1,802	0.42%	0.30%	1.75%	(1.32)%	(2.76)%
2020	188	9.83	11.04	1,967	1.11%	0.30%	1.75%	1.09%	1.71%
2019	206	9.73	10.86	2,124	2.66%	1.15%	1.75%	2.11%	2.73%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

PIMCO Real Return Portfolio, Advisor Class
2023	289	$12.65	$10.21	$3,293	2.88%	1.15%	1.75%	2.38%	1.76%
2022	356	12.35	10.03	3,971	6.66%	1.15%	1.75%	(13.00)%	(13.53)%
2021	393	14.20	11.60	5,039	4.84%	1.15%	1.75%	4.27%	3.64%
2020	393	11.19	13.62	4,850	1.31%	1.15%	1.75%	9.65%	10.32%
2019	486	10.21	12.34	5,431	1.61%	1.15%	1.75%	6.44%	7.08%
PIMCO Short-Term Portfolio, Advisor Class
2023	122	10.73	9.85	1,269	4.36%	1.15%	1.75%	4.59%	3.96%
2022	127	10.26	9.48	1,270	1.49%	1.15%	1.75%	(1.40)%	(1.99)%
2021	149	10.40	9.67	1,519	1.01%	1.15%	1.75%	(1.30)%	(1.90)%
2020	152	9.86	10.54	1,571	1.14%	1.15%	1.75%	0.35%	0.97%
2019	176	9.82	10.44	1,795	2.37%	1.15%	1.75%	0.90%	1.51%
PIMCO Total Return Portfolio, Advisor Class
2023	796	9.02	10.10	8,682	3.46%	0.30%	1.75%	5.51%	3.98%
2022	911	8.55	9.72	9,525	2.44%	0.30%	1.75%	(14.64)%	(15.88)%
2021	959	10.02	11.55	11,886	1.73%	0.30%	1.75%	(1.66)%	(3.09)%
2020	906	10.19	13.86	11,581	2.01%	0.30%	1.75%	6.64%	7.29%
2019	1,056	11.18	12.91	12,589	2.95%	1.15%	1.75%	6.36%	7.00%
Protective Life Dynamic Allocation Series Conservative Portfolio
2023	179	11.70	11.70	2,097	2.00%	1.30%	1.30%	10.00%	10.00%
2022	158	10.64	10.64	1,676	1.43%	1.30%	1.30%	(17.78)%	(17.78)%
2021	63	12.94	12.94	816	0.88%	1.30%	1.30%	7.31%	7.31%
2020	63	12.06	12.06	764	1.14%	1.30%	1.30%	2.15%	2.15%
2019	65	11.80	11.80	767	1.53%	1.30%	1.30%	8.54%	8.54%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Protective Life Dynamic Allocation Series Growth Portfolio
2023	16	$14.26	$14.26	$224	1.81%	1.30%	1.30%	16.81%	16.81%
2022	17	12.20	12.20	205	1.11%	1.30%	1.30%	(20.61)%	(20.61)%
2021	18	15.37	15.37	273	1.00%	1.30%	1.30%	19.22%	19.22%
2020	16	12.89	12.89	207	1.07%	1.30%	1.30%	(3.42)%	(3.42)%
2019	11	13.35	13.35	143	1.28%	1.30%	1.30%	10.54%	10.54%
Protective Life Dynamic Allocation Series Moderate Portfolio
2023	52	12.50	12.50	655	1.86%	1.30%	1.30%	12.05%	12.05%
2022	46	11.15	11.15	514	0.96%	1.30%	1.30%	(18.66)%	(18.66)%
2021	49	13.71	13.71	673	0.73%	1.30%	1.30%	10.86%	10.86%
2020	46	12.37	12.37	564	1.01%	1.30%	1.30%	0.68%	0.68%
2019	40	12.29	12.29	497	1.38%	1.30%	1.30%	9.15%	9.15%
Royce Capital Fund Micro Cap Portfolio, Service Class
2023	44	22.30	14.95	758	0.00%	1.15%	1.75%	17.20%	16.49%
2022	31	19.03	12.83	463	0.00%	1.15%	1.75%	(23.54)%	(24.00)%
2021	51	24.89	16.88	990	0.00%	1.15%	1.75%	28.04%	27.26%
2020	63	13.27	19.44	972	0.00%	1.15%	1.75%	21.40%	22.14%
2019	76	10.93	15.92	953	0.00%	1.15%	1.75%	17.15%	17.87%
Royce Capital Fund Small Cap Portfolio, Service Class
2023	80	25.80	19.29	1,742	0.67%	1.15%	1.75%	24.09%	23.34%
2022	101	20.79	15.64	1,785	0.07%	1.15%	1.75%	(10.45)%	(10.99)%
2021	123	23.22	17.57	2,433	1.17%	1.15%	1.75%	26.97%	26.20%
2020	155	13.92	18.29	2,423	0.70%	1.15%	1.75%	(8.95)%	(8.39)%
2019	160	15.29	19.96	2,715	0.61%	1.15%	1.75%	16.37%	17.08%
T. Rowe Price Blue Chip Growth Portfolio, Class II
2023	22	10.73	10.43	234	0.00%	0.30%	1.30%	48.51%	47.03%
2022	25	7.23	7.10	179	0.00%	0.30%	1.30%	(38.85)%	(39.46)%
2021	3	11.72	11.72	29	0.00%	1.30%	1.30%	(2.76)%	3.32%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

T. Rowe Price Health Sciences Portfolio, Class II
2023	28	$9.48	$9.48	$263	0.00%	1.30%	1.30%	1.35%	1.35%
2022	22	9.35	9.35	201	0.00%	1.30%	1.30%	(13.82)%	(13.82)%
Templeton Developing Markets VIP Fund, Class 2
2023	36	10.70	10.26	381	2.51%	1.30%	1.65%	11.16%	10.77%
2022	16	9.62	9.62	157	2.43%	1.30%	1.30%	(23.00)%	(23.00)%
2021	17	12.50	12.50	211	1.54%	1.30%	1.30%	(6.96)%	(6.96)%
2020	56	13.02	13.43	742	1.34%	1.30%	1.65%	15.25%	15.66%
2019	66	11.30	11.61	764	0.72%	1.30%	1.30%	24.61%	25.05%
Templeton Foreign VIP Fund, Class 2
2023	160	17.30	11.32	1,931	3.27%	1.15%	1.75%	19.37%	18.65%
2022	192	14.49	9.54	1,957	2.72%	1.15%	1.75%	(8.67)%	(9.22)%
2021	175	15.86	10.51	1,951	2.03%	1.15%	1.75%	2.96%	2.34%
2020	221	10.27	15.41	2,417	2.49%	1.15%	1.75%	(2.89)%	(2.29)%
2019	214	10.57	15.77	2,423	1.56%	1.05%	1.75%	10.56%	11.35%
Templeton Global Bond VIP Fund, Class 2
2023	451	12.87	8.16	4,380	0.00%	1.15%	1.75%	1.71%	1.09%
2022	516	12.65	8.07	4,949	0.00%	1.15%	1.75%	(6.04)%	(6.61)%
2021	590	13.46	8.64	6,018	0.00%	1.15%	1.75%	(6.08)%	(6.65)%
2020	554	9.26	14.75	6,036	8.23%	1.15%	1.75%	(6.94)%	(6.37)%
2019	602	9.95	15.81	6,970	7.07%	1.15%	1.75%	0.23%	0.84%
Templeton Growth VIP Fund, Class 2
2023	12	22.05	15.33	199	3.75%	1.15%	1.75%	19.62%	18.90%
2022	7	18.43	12.89	105	0.13%	1.15%	1.75%	(12.52)%	(13.05)%
2021	6	21.07	14.83	94	1.59%	1.15%	1.75%	3.67%	3.04%
2020	19	13.56	20.32	281	1.04%	1.15%	1.75%	3.95%	4.58%
2019	23	13.03	19.43	323	3.20%	1.05%	1.75%	13.14%	13.95%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Vanguard VIF Capital Growth Portfolio
2023	2	$15.63	$15.63	$29	1.29%	0.30%	0.30%	27.60%	27.60%
2022	3	12.25	12.25	33	0.00%	0.30%	0.30%	(15.74)%	(15.74)%
Vanguard VIF Conservative Allocation Portfolio
2023	4	10.93	10.93	39	1.93%	0.30%	0.30%	12.17%	12.17%
2022	4	9.74	9.74	35	2.41%	0.30%	0.30%	(15.15)%	(15.15)%
2021	4	11.48	11.48	41	0.00%	0.30%	0.30%	0.40%	0.40%
Vanguard VIF Equity Index Portfolio
2023	6	15.63	15.63	93	1.40%	0.30%	0.30%	25.74%	25.74%
2022	6	12.43	12.43	75	1.08%	0.30%	0.30%	(18.47)%	(18.47)%
2021	4	15.25	15.25	66	0.00%	0.30%	0.30%	10.63%	10.63%
Vanguard VIF Global Bond Index Portfolio
2023	4	9.08	9.08	36	1.90%	0.30%	0.30%	6.20%	6.20%
2022	4	8.55	8.55	33	2.68%	0.30%	0.30%	(13.39)%	(13.39)%
2021	4	9.87	9.87	38	0.00%	0.30%	0.30%	(0.97)%	(0.97)%
Vanguard VIF Growth Portfolio
2023	5	13.03	13.03	65	0.24%	0.30%	0.30%	39.72%	39.72%
2022	5	9.32	9.32	49	0.00%	0.30%	0.30%	(33.56)%	(33.56)%
2021	3	14.03	14.03	41	0.00%	0.30%	0.30%	4.91%	4.91%
Vanguard VIF International Portfolio
2023	2	10.26	10.26	25	1.52%	0.30%	0.30%	14.31%	14.31%
2022	2	8.98	8.98	22	0.80%	0.30%	0.30%	(30.33)%	(30.33)%
2021	1	12.89	12.89	15	0.00%	0.30%	0.30%	(5.02)%	(5.02)%
Vanguard VIF Mid-Cap Index Portfolio
2023	6	14.44	14.44	81	1.51%	0.30%	0.30%	15.48%	15.48%
2022	6	12.51	12.51	78	0.67%	0.30%	0.30%	(19.06)%	(19.06)%
2021	3	15.45	15.45	43	0.00%	0.30%	0.30%	9.56%	9.56%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Vanguard VIF Moderate Allocation Portfolio
2023	58	$11.94	$11.94	$690	2.05%	0.30%	0.30%	15.20%	15.20%
2022	59	10.37	10.37	609	0.00%	0.30%	0.30%	(16.18)%	(16.18)%
Vanguard VIF Money Market Portfolio
2023	-	10.17	10.17	-	26.21%	0.30%	0.30%	0.73%	0.73%
Vanguard VIF Real Estate Index Portfolio
2023	2	12.65	12.65	25	2.44%	0.30%	0.30%	11.36%	11.36%
2022	2	11.36	11.36	22	1.57%	0.30%	0.30%	(26.52)%	(26.52)%
2021	1	15.46	15.46	22	0.00%	0.30%	0.30%	11.51%	11.51%
Vanguard VIF Short-Term Investment-Grade Portfolio
2023	31	10.02	10.02	314	1.19%	0.30%	0.30%	5.84%	5.84%
2022	9	9.47	9.47	88	1.48%	0.30%	0.30%	(6.00)%	(6.00)%
2021	8	10.08	10.08	80	0.00%	0.30%	0.30%	(0.87)%	(0.87)%
Vanguard VIF Total Bond Market Index Portfolio
2023	44	8.97	8.97	392	2.90%	0.30%	0.30%	5.26%	5.26%
2022	13	8.53	8.53	113	1.74%	0.30%	0.30%	(13.47)%	(13.47)%
2021	10	9.85	9.85	100	0.00%	0.30%	0.30%	(0.87)%	(0.87)%
Vanguard VIF Total International Stock Market Index Portfolio
2023	7	12.52	12.52	86	1.72%	0.30%	0.30%	15.20%	15.20%
2022	2	10.87	10.87	22	0.00%	0.30%	0.30%	(16.26)%	(16.26)%
Vanguard VIF Total Stock Market Index Portfolio
2023	10	15.36	15.36	161	0.00%	0.30%	0.30%	8.03%	8.03%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Western Asset Core Plus VIT Portfolio, Class II
2023	31	$8.63	$8.63	$272	3.60%	1.30%	1.30%	5.06%	5.06%
2022	26	8.22	8.22	217	3.04%	1.30%	1.30%	(18.35)%	(18.35)%
2021	4	10.06	10.06	42	23.66%	1.30%	1.30%	(0.22)%	(0.22)%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2023, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.